UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2009

                    Date of reporting period: August 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

SHARES        SECURITY NAME                                                                                            VALUE
-----------   ------------------------------------------------------------------                                   -------------
INVESTMENT COMPANIES: 98.99%
STOCK FUNDS: 16.20%
    100,530   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $   2,175,480
     60,834   DWS DREMAN HIGH RETURN EQUITY FUND                                                                       2,209,490
    172,350   ING GLOBAL REAL ESTATE FUND                                                                              3,067,821
     82,183   ING INTERNATIONAL VALUE FUND                                                                             1,285,340
    126,794   JOHN HANCOCK CLASSIC VALUE FUND                                                                          2,210,011
     99,406   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                   1,934,448
    268,549   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                 4,514,316
    121,492   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      4,315,406
     22,443   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                 872,127
     80,489   THORNBURG INTERNATIONAL VALUE FUND                                                                       2,189,307
                                                                                                                      24,773,746
                                                                                                                   -------------
AFFILIATED STOCK FUNDS: 7.74%
    199,469   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               2,154,264
        N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             4,332,400
        N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     1,449,594
    169,726   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              1,955,239
        N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      1,943,449
                                                                                                                      11,834,946
                                                                                                                   -------------
BOND FUNDS: 9.41%
  1,140,208   OPPENHEIMER INTERNATIONAL BOND FUND                                                                      7,194,712
    819,802   PIMCO HIGH YIELD FUND                                                                                    7,206,059
                                                                                                                      14,400,771
                                                                                                                   -------------
AFFILIATED BOND FUNDS: 65.64%
  2,743,573   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                        28,642,901
  4,302,280   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                               43,108,850
        N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       28,641,835
                                                                                                                     100,393,586
                                                                                                                   -------------
TOTAL INVESTMENT COMPANIES (COST $154,044,347)                                                                       151,403,049
                                                                                                                   -------------
SHORT-TERM INVESTMENTS: 0.44%
MUTUAL FUNDS: 0.10%
    157,731   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                  157,731
                                                                                                                   -------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
---------                                                                          -------------   -------------
US TREASURY BILLS: 0.34%
$    50,000   US TREASURY BILL## #                                                      1.71%        11/06/2008           49,853
    105,000   US TREASURY BILL## #                                                      1.74         11/06/2008          104,692
     20,000   US TREASURY BILL## #                                                      1.94         11/06/2008           19,941
     25,000   US TREASURY BILL## #                                                      2.23         11/06/2008           24,927
    325,000   US TREASURY BILL## #                                                      1.89         02/05/2009          322,549
                                                                                                                         521,962
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $679,449)                                                                             679,693
                                                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO


TOTAL INVESTMENTS IN SECURITIES
(COST $154,723,796)*                                                                   99.43%                      $ 152,082,742
OTHER ASSETS AND LIABILITIES, NET                                                       0.57                             870,446
                                                                                      ------                       -------------
TOTAL NET ASSETS                                                                      100.00%                      $ 152,953,188
                                                                                      ------                       -------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER EQUITY PORTFOLIO

SHARES                         SECURITY NAME                            VALUE
------   ---------------------------------------------------------   -------------
INVESTMENT COMPANIES: 99.97%

STOCK FUNDS: 59.17%

         566,834  COLUMBIA MARSICO FOCUSED EQUITIES FUND              $ 12,266,278
         332,032  DWS DREMAN HIGH RETURN EQUITY FUND                    12,059,389
         446,882  ING INTERNATIONAL VALUE FUND                           6,989,241
         695,670  JOHN HANCOCK CLASSIC VALUE FUND                       12,125,524
         595,171  OPPENHEIMER MAIN STREET SMALL CAP FUND                11,582,034
         686,474  T. ROWE PRICE BLUE CHIP GROWTH FUND                   24,383,561
         121,628  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND             4,726,472
         437,603  THORNBURG INTERNATIONAL VALUE FUND                    11,902,798
                                                                        96,035,297
                                                                     -------------

AFFILIATED STOCK FUNDS: 40.80%

       1,112,133  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND            12,011,041
             N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO          24,474,289
             N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH
                     PORTFOLIO                                           7,795,364
         951,693  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND           10,963,504
             N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE
                     PORTFOLIO                                          10,982,206
                                                                        66,226,404
                                                                     -------------
TOTAL INVESTMENT COMPANIES (COST $175,743,702)                         162,261,701
                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $175,743,702)*                 99.97%                           $162,261,701

OTHER ASSETS AND LIABILITIES, NET     0.03                                  53,925
                                    ------                           -------------
TOTAL NET ASSETS                    100.00%                           $162,315,626
                                    ------                           -------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

SHARES                                 SECURITY NAME                                   VALUE
---------   --------------------------------------------------------------------   -------------
INVESTMENT COMPANIES: 98.61%

STOCK FUNDS: 49.09%

            500,461  COLUMBIA MARSICO FOCUSED EQUITIES FUND                        $  10,829,972
            301,712  DWS DREMAN HIGH RETURN EQUITY FUND                               10,958,179
            214,017  ING GLOBAL REAL ESTATE FUND                                       3,809,506
            413,484  ING INTERNATIONAL VALUE FUND                                      6,466,887
            628,848  JOHN HANCOCK CLASSIC VALUE FUND                                  10,960,814
            502,058  OPPENHEIMER MAIN STREET SMALL CAP FUND                            9,770,058
            334,933  PIMCO COMMODITY REALRETURN STRATEGY FUND                          5,630,227
            606,952  T. ROWE PRICE BLUE CHIP GROWTH FUND                              21,558,939
            111,017  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                        4,314,139
            396,713  THORNBURG INTERNATIONAL VALUE FUND                               10,790,605
                                                                                      95,089,326
                                                                                   -------------
AFFILIATED STOCK FUNDS: 30.75%

            991,310  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                       10,706,146
                N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                     21,685,348
                N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO              7,170,943
            869,879  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                      10,021,004
                N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO               9,967,634
                                                                                      59,551,075
                                                                                   -------------
BOND FUNDS: 5.65%

            868,746  OPPENHEIMER INTERNATIONAL BOND FUND                               5,481,786
            621,858  PIMCO HIGH YIELD FUND                                             5,466,134
                                                                                      10,947,920
                                                                                   -------------

AFFILIATED BOND FUNDS: 13.12%
          1,217,967  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                 12,715,580
                N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                12,701,912
                                                                                      25,417,492
                                                                                   -------------
TOTAL INVESTMENT COMPANIES (COST $208,409,104)                                       191,005,813
                                                                                   -------------
SHORT-TERM INVESTMENTS: 1.21%

MUTUAL FUNDS: 0.13%

         254,085  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                              254,085
                                                                                   -------------

PRINCIPAL                                          INTEREST RATE   MATURITY DATE
---------                                          -------------   -------------

US TREASURY BILLS: 1.08%

$             500,000  US TREASURY BILL## #             1.74%         11/06/2008         498,533
               55,000  US TREASURY BILL## #             1.94          11/06/2008          54,839
               75,000  US TREASURY BILL## #             2.23          11/06/2008          74,780
            1,465,000  US TREASURY BILL## #             1.89          02/05/2009       1,453,611
                                                                                       2,081,763
                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,335,171)                                         2,335,848
                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $210,744,275)*                                       99.82%                  $ 193,341,661
OTHER ASSETS AND LIABILITIES, NET                           0.18                         353,203
                                                   -------------                   -------------
TOTAL NET ASSETS                                          100.00%                  $ 193,694,864
                                                   -------------                   -------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

  SHARES      SECURITY NAME                                                                                            VALUE
-----------   ------------------------------------------------------------------                                   ------------
INVESTMENT COMPANIES: 98.50%
STOCK FUNDS: 40.93%
  1,338,611   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                               $ 28,967,534
    802,704   DWS DREMAN HIGH RETURN EQUITY FUND                                                                     29,154,206
    691,639   ING GLOBAL REAL ESTATE FUND                                                                            12,311,178
  1,059,553   ING INTERNATIONAL VALUE FUND                                                                           16,571,415
  1,668,375   JOHN HANCOCK CLASSIC VALUE FUND                                                                        29,079,784
  1,341,859   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                 26,112,580
  1,073,572   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                               18,046,747
  1,628,569   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                    57,846,775
    292,196   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                             11,354,746
  1,058,823   THORNBURG INTERNATIONAL VALUE FUND                                                                     28,799,997
                                                                                                                    258,244,962
                                                                                                                   ------------
AFFILIATED STOCK FUNDS: 25.15%
  2,647,826   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                             28,596,519
        N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           57,739,402
        N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   18,816,960
  2,332,936   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                            26,875,419
        N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    26,635,612
                                                                                                                    158,663,912
                                                                                                                   ------------
BOND FUNDS: 9.30%
  4,655,096   OPPENHEIMER INTERNATIONAL BOND FUND                                                                    29,373,654
  3,332,743   PIMCO HIGH YIELD FUND                                                                                  29,294,810
                                                                                                                     58,668,464
                                                                                                                   ------------
AFFILIATED BOND FUNDS: 23.12%
  7,256,314   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                       75,755,914
        N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                      70,108,080
                                                                                                                    145,863,994
                                                                                                                   ------------
TOTAL INVESTMENT COMPANIES (COST $656,482,530)                                                                      621,441,332
                                                                                                                   ------------
SHORT-TERM INVESTMENTS: 1.24%
MUTUAL FUNDS: 0.14%
    887,952   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                 887,952
                                                                                                                   ------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
-----------                                                                        -------------   -------------
US TREASURY BILLS: 1.10%
$ 1,625,000   US TREASURY BILL## #                                                      1.74%        11/06/2008       1,620,235
     95,000   US TREASURY BILL## #                                                      1.94         11/06/2008          94,721
  5,295,000   US TREASURY BILL## #                                                      1.89         02/05/2009       5,253,674
                                                                                                                      6,968,630
                                                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,854,668)                                                                        7,856,582
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $664,337,198)*                           99.74%                                                           $629,297,914
OTHER ASSETS AND LIABILITIES, NET                  0.26                                                               1,625,464
                                                 ------                                                            ------------
TOTAL NET ASSETS                                 100.00%                                                           $630,923,378
                                                 ------                                                            ------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

SHARES       SECURITY NAME                                                                                  VALUE
----------   ----------------------------------------------------------------                           ------------
INVESTMENT COMPANIES: 98.63%
STOCK FUNDS: 27.15%
   324,599   COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                     $  7,024,314
   200,412   DWS DREMAN HIGH RETURN EQUITY FUND                                                            7,278,961
   279,006   ING GLOBAL REAL ESTATE FUND                                                                   4,966,305
   271,020   ING INTERNATIONAL VALUE FUND                                                                  4,238,758
   419,779   JOHN HANCOCK CLASSIC VALUE FUND                                                               7,316,750
   323,098   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                        6,287,488
   427,509   PIMCO COMMODITY REALRETURN STRATEGY FUND                                                      7,186,421
   392,602   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                          13,945,213
    72,681   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                    2,824,390
   259,597   THORNBURG INTERNATIONAL VALUE FUND                                                            7,061,042
                                                                                                          68,129,642
                                                                                                        ------------
AFFILIATED STOCK FUNDS: 15.44%
   643,805   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                    6,953,096
       N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                 14,131,938
       N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                          4,706,211
   557,928   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                   6,427,332
       N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                           6,512,928
                                                                                                          38,731,505
                                                                                                        ------------
BOND FUNDS: 9.34%
 1,854,712   OPPENHEIMER INTERNATIONAL BOND FUND                                                          11,703,231
 1,335,041   PIMCO HIGH YIELD FUND                                                                        11,735,012
                                                                                                          23,438,243
                                                                                                        ------------
AFFILIATED BOND FUNDS: 46.70%
 3,362,028   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                             35,099,568
 4,674,641   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                    46,839,900
       N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                            35,246,332
                                                                                                         117,185,800
                                                                                                        ------------
TOTAL INVESTMENT COMPANIES (COST $257,236,665)                                                           247,485,190
                                                                                                        ------------

                                                                                INTEREST    MATURITY
PRINCIPAL                                                                         RATE        DATE
----------                                                                      --------   ----------
SHORT-TERM INVESTMENTS: 0.72%
US TREASURY BILLS: 0.72%
$   35,000   US TREASURY BILL## #                                                 1.71%    11/06/2008         34,896
   510,000   US TREASURY BILL## #                                                 1.74     11/06/2008        508,504
    35,000   US TREASURY BILL## #                                                 1.94     11/06/2008         34,897
   105,000   US TREASURY BILL## #                                                 2.23     11/06/2008        104,692
 1,120,000   US TREASURY BILL## #                                                 1.89     02/05/2009      1,111,337
                                                                                                           1,794,326
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,793,693)                                                             1,794,326
                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $259,030,358)*                                      99.35%                                        $249,279,516
OTHER ASSETS AND LIABILITIES, NET                          0.65                                            1,636,553
                                                        -------                                         ------------
TOTAL NET ASSETS                                         100.00%                                        $250,916,069
                                                        -------                                         ------------

##  ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

   SHARES                          SECURITY NAME                                   VALUE
------------   ----------------------------------------------------            ------------
INVESTMENT COMPANIES: 100.07%
STOCK FUNDS: 58.99%
     295,248   COLUMBIA MARSICO FOCUSED EQUITIES FUND                          $  6,389,177
     701,294   DWS DREMAN HIGH RETURN EQUITY FUND                                25,470,986
   3,548,623   ING INTERNATIONAL VALUE FUND                                      55,500,469
   1,475,324   JOHN HANCOCK CLASSIC VALUE FUND                                   25,714,892
   2,226,775   OPPENHEIMER MAIN STREET SMALL CAP FUND                            43,333,036
     358,168   T. ROWE PRICE BLUE CHIP GROWTH FUND                               12,722,140
     944,359   T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                        36,697,776
   3,360,236   THORNBURG INTERNATIONAL VALUE FUND                                91,398,428
                                                                                297,226,904
                                                                               ------------
AFFILIATED STOCK FUNDS: 41.08%
     576,390   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                         6,225,012
         N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                      50,797,235
         N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO              60,404,648
   3,875,568   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                       44,646,546
         N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO               44,885,445
                                                                                206,958,886
                                                                               ------------
TOTAL INVESTMENT COMPANIES (COST $576,870,666)                                  504,185,790
                                                                               ------------
SHORT-TERM INVESTMENTS: 0.00%
      25,002   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                             25,002
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (COST $25,002)                                          25,002
                                                                               ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $576,895,668)*                                                  100.07%  $504,210,792
OTHER ASSETS AND LIABILITIES, NET                                      (0.07)      (355,562)
                                                                      ------   ------------
TOTAL NET ASSETS                                                      100.00%  $503,855,230
                                                                      ======   ============

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

     Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

     Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

     Capital gain distributions from underlying funds are treated as realized gains.

FAIR VALUATION MEASUREMENTS

     The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

          - Level 1 - quoted prices in active markets for identical investments

          - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

          - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Portfolios' investments in securities:

                                                                                        Total Fair Value
WealthBuilder Portfolios                             Level 1      Level 2     Level 3    as of 08/31/08
------------------------                          ------------   ----------   -------   ----------------
WealthBuilder Conservative Allocation Portfolio   $151,560,780   $  521,962      $0       $152,082,742
WealthBuilder Moderate Balanced Portfolio          247,485,190    1,794,326       0        249,279,516
WealthBuilder Growth Balanced Portfolio            622,329,284    6,968,630       0        629,297,914
WealthBuilder Growth Allocation Portfolio          191,259,898    2,081,763       0        193,341,661
WealthBuilder Equity Portfolio                     162,261,701            0       0        162,261,701
WealthBuilder Tactical Equity Portfolio            504,210,792            0       0        504,210,792

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

DIVERSIFIED BOND FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                 VALUE
----------   --------------------------------------------------------   -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
    N/A      WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO   $ 4,560,562
    N/A      WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO        31,944,628
    N/A      WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO            9,134,679
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $47,114,971)     45,639,869
                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $47,114,971)*               99.98%                             $45,639,869
OTHER ASSETS AND LIABILITIES, NET     0.02                                   10,204
                                    ------                              -----------
TOTAL NET ASSETS                    100.00%                             $45,650,073
                                    ------                              -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

                                                                                 INTEREST
PRINCIPAL     SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
---------     ----------------------------------------------------------------   --------   -------------   -------------
AGENCY NOTES - INTEREST BEARING: 1.31%
$ 1,795,000   FHLMC<<                                                              5.13%      08/23/2010    $   1,862,128
    495,000   FNMA<<                                                               3.38       05/19/2011          494,060
  2,080,000   FNMA<<                                                               4.75       11/19/2012        2,151,028
    390,000   FNMA<<                                                               6.00       05/15/2011          415,503
TOTAL AGENCY NOTES - INTEREST BEARING (COST $4,797,433)                                                         4,922,719
                                                                                                            -------------
AGENCY SECURITIES: 33.61%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.71%
        193   FHLMC #170027                                                       14.75       03/01/2010              213
      2,362   FHLMC #170065                                                       14.00       09/01/2012            2,653
    384,793   FHLMC #1J1263<<+/-                                                   5.81       01/01/2036          392,125
    159,703   FHLMC #A77459                                                        7.50       05/01/2038          168,803
      1,638   FHLMC #C00922                                                        8.00       02/01/2030            1,772
    337,172   FHLMC #H01396                                                        6.50       02/01/2036          344,814
  9,190,000   FHLMC TBA%%                                                          6.00       09/01/2037        9,264,669
                                                                                                               10,175,049
                                                                                                            -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 29.61%
    631,844   FNMA #256986                                                         7.00       11/01/2037          656,879
  1,482,645   FNMA #257307<<                                                       6.00       08/01/2038        1,498,446
  1,552,780   FNMA #725715                                                         5.50       08/01/2034        1,540,214
  1,261,846   FNMA #735230<<                                                       5.50       02/01/2035        1,251,634
    230,547   FNMA #831621                                                         7.00       07/01/2036          241,518
    822,267   FNMA #863727<<+/-                                                    5.33       01/01/2036          838,639
    408,578   FNMA #886087<<                                                       6.50       07/01/2036          420,764
    450,610   FNMA #886686+/-                                                      6.14       08/01/2036          461,386
    447,508   FNMA #888022<<                                                       5.00       02/01/2036          431,672
    951,666   FNMA #888538<<                                                       5.50       01/01/2037          942,924
  1,187,593   FNMA #889398                                                         6.00       11/01/2037        1,200,368
    289,826   FNMA #892283<<+/-                                                    5.85       09/01/2036          296,534
    234,807   FNMA #895998                                                         6.50       07/01/2036          241,810
    176,197   FNMA #902200                                                         6.50       11/01/2036          181,453
    585,724   FNMA #915784                                                         6.50       07/01/2037          599,732
    671,508   FNMA #918447                                                         5.50       05/01/2022          677,899
 11,156,185   FNMA #941312                                                         6.50       07/01/2037       11,486,576
    730,915   FNMA #941325                                                         6.50       07/01/2037          748,394
    151,294   FNMA #976190                                                         7.50       05/01/2038          159,631
 33,035,000   FNMA TBA%%                                                           5.00       09/01/2036       31,754,894
 15,360,000   FNMA TBA%%                                                           5.50       09/01/2021       15,484,800
  7,500,000   FNMA TBA%%                                                           5.50       10/01/2038        7,385,160
 12,430,000   FNMA TBA%%                                                           6.00       09/01/2036       12,550,422
 19,619,000   FNMA TBA%%                                                           6.50       09/07/2037       20,176,925
                                                                                                              111,228,674
                                                                                                            -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.29%
      1,363   GNMA #45265                                                         15.00       08/15/2011            1,549
      2,617   GNMA #516121                                                         7.50       12/15/2029            2,814
        851   GNMA #53809                                                         15.00       02/15/2012              990
      1,153   GNMA #54340                                                         15.00       05/15/2012            1,342
  3,363,373   GNMA SERIES 2004-20 CLASS A                                          2.91       08/16/2020        3,331,658
  1,524,809   GNMA SERIES 2005-90 CLASS A                                          3.76       09/16/2028        1,511,125
                                                                                                                4,849,478
                                                                                                            -------------
SMALL BUSINESS ADMINISTRATION: 0.00%
     51,585   SBA #40013(C)++                                                      1.64       09/30/2017            1,290
                                                                                                            -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

                                                                                 INTEREST
PRINCIPAL     SECURITY NAME                                                        RATE     MATURITY DATE       VALUE
---------     ----------------------------------------------------------------   --------   -------------   -------------
TOTAL AGENCY SECURITIES (COST $125,339,091)                                                                   126,254,491
                                                                                                            -------------
ASSET BACKED SECURITIES: 2.58%
$   785,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-      3.17%      12/15/2011    $     771,827
    430,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                      2.54       07/15/2014          410,628
    285,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1          5.50       03/24/2017          231,888
  1,385,000   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2004-S1 CLASS A3        4.62       02/25/2035        1,092,168
  3,758,916   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-          2.76       02/15/2034        2,643,957
    205,667   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-         2.70       02/15/2036          143,316
    290,000   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                           3.81       07/08/2011          289,548
  2,345,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                   5.65       12/15/2015        2,291,895
  1,025,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-            3.22       11/15/2012        1,008,312
    346,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-        2.46       09/15/2011          344,231
    637,118   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                            2.57       12/25/2031          446,043
TOTAL ASSET BACKED SECURITIES (COST $9,769,266)                                                                 9,673,813
                                                                                                            -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.95%
  5,647,586   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-4
                 CLASS XP+/-(C)                                                    0.84       07/10/2042           77,403
  1,070,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2008-1
                 CLASS AM+/-                                                       6.39       02/10/2049          935,110
    304,993   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-       4.80       09/25/2035          288,812
    920,667   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-       5.24       12/25/2035          855,430
  1,485,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008 - C7+/-              6.30       12/10/2049        1,292,335
    500,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                 CLASS 2A2+/-                                                      2.59       05/15/2036          341,278
     39,873   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-     2.53       11/25/2036           39,406
    146,462   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
                 CLASS 2A2A+/-                                                     5.53       03/20/2036          134,652
    355,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
                 CLASS A3+/-                                                       5.83       06/15/2038          335,659
  1,884,074   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 1998-C2 CLASS AX+/-(C)                                            1.01       11/15/2030           13,901
    176,598   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-     7.30       06/10/2032          178,798
    134,216   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                            6.00       07/25/2043          134,606
     83,183   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 2A1+/-                                                            5.94       10/25/2043           83,386
    440,711   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                          7.39       12/15/2031          450,391
    807,000   FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                           5.50       09/25/2011          835,149
    195,973   FNMA SERIES 2003-W14 CLASS 2A+/-                                     5.97       01/25/2043          195,574
    285,982   FNMA SERIES 2005-W4 CLASS 3A+/-                                      6.09       06/25/2035          280,798
    381,787   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                           6.01       11/25/2042          383,997
    269,313   GNMA SERIES 2005-59 CLASS A                                          4.39       05/16/2023          269,829
    626,321   GNMA SERIES 2007-12 CLASS A                                          3.96       06/16/2031          620,057
    485,000   GNMA SERIES 2007-12 CLASS C+/-                                       5.28       04/16/2041          464,804
    337,717   GNMA SERIES 2007-34 CLASS A                                          4.27       11/16/2026          337,803
    361,153   GNMA SERIES 2007-69 CLASS TA<<+/-                                    4.82       06/16/2031          365,322
 21,558,280   GNMA SERIES 2008-22 CLASS XM+/-(C)                                   1.10       02/16/2049        1,126,222
    286,890   GNMA SERIES 2008-39 CLASS A                                          4.50       02/16/2023          287,462
    446,761   GNMA SERIES 2008-45 CLASS A                                          3.58       11/16/2027          442,603
    366,061   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1             5.50       10/25/2020          332,543
    746,070   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-           5.95       09/25/2036          556,662
    669,222   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                  5.38       08/25/2035          652,838
    458,535   JPMORGAN MORTGAGE TRUST SERIES 2006-A2 CLASS 5A1+/-                  3.77       11/25/2033          444,328
    340,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3             4.83       11/15/2027          331,527
  2,501,059   MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                 X+/-(C)++                                                         1.24       05/28/2040           63,002
  1,765,933   MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++             1.02       10/28/2033           34,118
      6,799   SACO I TRUST SERIES 2005-2 CLASS A+/-++                              2.67       04/25/2035            4,350
    228,535   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2     7.46       07/18/2033          234,242
  1,470,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-              6.09       08/15/2039        1,416,215
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $15,632,577)                                                   14,840,612
                                                                                                            -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

                                                                                 INTEREST
PRINCIPAL                               SECURITY NAME                              RATE     MATURITY DATE       VALUE
---------     ----------------------------------------------------------------   --------   -------------   -------------
CORPORATE BONDS & NOTES: 22.35%
AGRICULTURAL SERVICES: 0.29%
$ 1,130,000   BUNGE LIMITED FINANCE CORPORATION                                    5.88%      05/15/2013    $   1,099,744
                                                                                                            -------------
APPAREL & ACCESSORY STORES: 0.14%
    500,000   WARNACO INCORPORATED                                                 8.88       06/15/2013          515,000
                                                                                                            -------------
BUSINESS SERVICES: 0.78%
     99,160   COSO GEOTHERMAL POWER HOLDINGS++                                     7.00       07/15/2026           97,385
    100,000   DELUXE CORPORATION                                                   7.38       06/01/2015           86,750
    945,000   EQUIFAX INCORPORATED                                                 6.30       07/01/2017          879,038
    500,000   LAMAR MEDIA CORPORATION SERIES C                                     6.63       08/15/2015          443,125
  1,400,000   ORACLE CORPORATION                                                   6.50       04/15/2038        1,414,623
                                                                                                                2,920,921
                                                                                                            -------------
CASINO & GAMING: 0.03%
    100,000   TURNING STONE CASINO RESORT ENTERPRISE++                             9.13       12/15/2010           98,500
                                                                                                            -------------
CHEMICALS & ALLIED PRODUCTS: 0.13%
    500,000   NALCO COMPANY                                                        7.75       11/15/2011          506,250
                                                                                                            -------------
COAL MINING: 0.26%
    500,000   FOUNDATION PA COAL COMPANY<<                                         7.25       08/01/2014          501,250
    500,000   PEABODY ENERGY CORPORATION                                           5.88       04/15/2016          477,500
                                                                                                                  978,750
                                                                                                            -------------
COMMUNICATIONS: 3.76%
    400,000   ALAMOSA DELAWARE INCORPORATED                                        8.50       01/31/2012          417,000
    500,000   AMERICAN TOWER CORPORATION<<++                                       7.00       10/15/2017          497,500
  1,430,000   AT&T INCORPORATED                                                    5.60       05/15/2018        1,401,206
    100,000   CITIZENS COMMUNICATIONS COMPANY                                      6.25       01/15/2013           95,500
    400,000   CITIZENS COMMUNICATIONS COMPANY                                      9.25       05/15/2011          414,000
  1,625,000   COMCAST CORPORATION                                                  5.88       02/15/2018        1,564,696
    940,000   COX COMMUNICATIONS INCORPORATED++                                    6.25       06/01/2018          935,838
    100,000   CSC HOLDINGS INCORPORATED++                                          8.50       06/15/2015          100,500
    100,000   DIRECTV HOLDINGS LLC++                                               7.63       05/15/2016           99,750
    400,000   DIRECTV HOLDINGS/FINANCE                                             6.38       06/15/2015          377,000
    500,000   ECHOSTAR DBS CORPORATION                                             7.75       05/31/2015          477,500
  1,350,000   EMBARQ CORPORATION                                                   7.08       06/01/2016        1,252,561
    500,000   L-3 COMMUNICATIONS CORPORATION                                       6.38       10/15/2015          478,750
  1,080,000   NEWS AMERICA HOLDINGS INCORPORATED                                   8.25       08/10/2018        1,192,901
    500,000   QWEST CORPORATION                                                    7.50       10/01/2014          463,750
    500,000   SPRINT NEXTEL CORPORATION                                            6.00       12/01/2016          456,250
    975,000   TIME WARNER CABLE INCORPORATED                                       5.40       07/02/2012          967,556
  1,050,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                 7.75       02/15/2015        1,061,592
  1,395,000   VERIZON COMMUNICATIONS INCORPORATED                                  6.90       04/15/2038        1,381,307
    420,000   WINDSTREAM CORPORATION                                               8.13       08/01/2013          415,800
     80,000   WINDSTREAM CORPORATION                                               8.63       08/01/2016           79,200
                                                                                                               14,130,157
                                                                                                            -------------
DEPOSITORY INSTITUTIONS: 1.85%
    100,000   AXCAN INTERMEDIATE HOLDINGS INCORPORATED<<++                         9.25       03/01/2015          100,000
  1,715,000   BANK OF AMERICA CORPORATION                                          5.65       05/01/2018        1,582,106
    935,000   BANK OF AMERICA CORPORATION+/-                                       8.13       12/29/2049          844,099
  2,440,000   CITIGROUP INCORPORATED                                               5.00       09/15/2014        2,183,300
  1,000,000   JPMORGAN CHASE & COMPANY SERIES 1+/-                                 7.90       04/29/2049          908,500
  1,415,000   PNC FINANCIAL SERVICES GROUP INCORPORATED+/-                         8.25       05/29/2049        1,347,731
                                                                                                                6,965,736
                                                                                                            -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

                                                                                 INTEREST
PRINCIPAL                               SECURITY NAME                              RATE     MATURITY DATE       VALUE
---------     ----------------------------------------------------------------   --------   -------------   -------------
EATING & DRINKING PLACES: 0.48%
$   500,000   ARAMARK CORPORATION<<                                                8.50%      02/01/2015    $     503,750
  1,425,000   YUM! BRANDS INCORPORATED                                             6.88       11/15/2037        1,316,721
                                                                                                                1,820,471
                                                                                                            -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.86%
    500,000   ALLIED WASTE NORTH AMERICA INCORPORATED                              7.13       05/15/2016          505,000
    500,000   EDISON MISSION ENERGY                                                7.75       06/15/2016          500,000
  1,395,000   ENERGY TRANSFER PARTNERS LP                                          7.50       07/01/2038        1,416,550
  2,409,055   FPL ENERGY CAITHNESS FUNDING++                                       7.65       12/31/2018        2,668,052
    100,000   IPALCO ENTERPRISES INCORPORATED++                                    7.25       04/01/2016          100,250
    400,000   IPALCO ENTERPRISES INCORPORATED                                      8.63       11/14/2011          416,000
    920,000   ITC MIDWEST LLC++                                                    6.15       01/31/2038          847,786
    500,000   MIRANT NORTH AMERICA LLC<<                                           7.38       12/31/2013          496,250
    500,000   NRG ENERGY INCORPORATED<<                                            7.38       02/01/2016          493,750
  1,091,806   SALTON SEA FUNDING CORPORATION SERIES C                              7.84       05/30/2010        1,098,433
    500,000   SIERRA PACIFIC RESOURCES                                             6.75       08/15/2017          486,470
  1,650,000   WASTE MANAGEMENT INCORPORATED                                        7.38       08/01/2010        1,705,770
                                                                                                               10,734,311
                                                                                                            -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.13%
    500,000   HEXCEL CORPORATION                                                   6.75       02/01/2015          485,000
                                                                                                            -------------
EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.28%
  1,070,000   SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES
                 07 B++                                                            6.75       12/01/2013        1,044,374
                                                                                                            -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.13%
    500,000   BALL CORPORATION                                                     6.63       03/15/2018          490,000
                                                                                                            -------------
FOOD & KINDRED PRODUCTS: 1.07%
    500,000   CONSTELLATION BRANDS INCORPORATED<<                                  7.25       09/01/2016          490,000
  1,000,000   DR PEPPER SNAPPLE GROUP INCORPORATED++                               6.82       05/01/2018        1,018,265
  1,000,000   KRAFT FOODS INCORPORATED                                             6.00       02/11/2013        1,022,556
  1,490,000   MILLER BREWING CORPORATION++                                         5.50       08/15/2013        1,505,350
                                                                                                                4,036,171
                                                                                                            -------------
FOOD STORES: 0.28%
  1,000,000   KROGER COMPANY                                                       6.75       04/15/2012        1,050,925
                                                                                                            -------------
HEALTH SERVICES: 0.51%
    975,000   COVENTRY HEALTH CARE INCORPORATED                                    6.30       08/15/2014          918,080
    500,000   DAVITA INCORPORATED<<                                                7.25       03/15/2015          491,875
    500,000   HCA INCORPORATED                                                     9.25       11/15/2016          514,375
                                                                                                                1,924,330
                                                                                                            -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.76%
    500,000   CASE NEW HOLLAND INCORPORATED<<                                      7.13       03/01/2014          486,250
  1,395,000   LOCKHEED MARTIN CORPORATION                                          4.12       03/14/2013        1,370,472
    500,000   SPX CORPORATION++                                                    7.63       12/15/2014          513,750
    500,000   TEREX CORPORATION                                                    7.38       01/15/2014          492,500
                                                                                                                2,862,972
                                                                                                            -------------
INSURANCE CARRIERS: 0.26%
  1,215,000   WR BERKLEY CORPORATION                                               6.25       02/15/2037          987,632
                                                                                                            -------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.13%
    480,000   CORRECTIONS CORPORATION OF AMERICA<<                                 6.25       03/15/2013          470,400
                                                                                                            -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

                                                                                 INTEREST
PRINCIPAL                               SECURITY NAME                              RATE     MATURITY DATE       VALUE
---------     ----------------------------------------------------------------   --------   -------------   -------------
LEGAL SERVICES: 0.14%
$   500,000  FTI CONSULTING INCORPORATED                                           7.75%      10/01/2016    $     518,750
                                                                                                            -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.79%
  2,000,000   THERMO ELECTRON CORPORATION                                          7.63       10/30/2008        2,011,156
    935,000   XEROX CORPORATION                                                    6.88       08/15/2011          963,819
                                                                                                                2,974,975
                                                                                                            -------------
METAL MINING: 0.11%
    400,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                          8.38       04/01/2017          424,000
                                                                                                            -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.13%
    500,000   BOMBARDIER INCORPORATED++                                            6.75       05/01/2012          497,500
                                                                                                            -------------
MISCELLANEOUS RETAIL: 0.47%
  1,899,761   CVS LEASE PASS-THROUGH SERIES T++                                    6.04       12/10/2028        1,753,784
                                                                                                            -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.85%
  1,000,000   AGUA CALIENTE BAND OF CAHUILLA INDIANS++                             6.44       10/01/2016          989,100
  1,175,000   COUNTRYWIDE HOME LOANS INCORPORATED SERIES H<<                       6.25       04/15/2009        1,163,263
  1,175,000   GENERAL ELECTRIC CAPITAL CORPORATION                                 5.88       01/14/2038        1,058,011
                                                                                                                3,210,374
                                                                                                            -------------
OIL & GAS EXTRACTION: 1.50%
    500,000   CHESAPEAKE ENERGY CORPORATION                                        6.38       06/15/2015          465,000
    100,000   COMPLETE PRODUCTION SERVICES INCORPORATED                            8.00       12/15/2016           98,250
    445,000   DEVON FINANCING CORPORATION ULC                                      7.88       09/30/2031          513,464
     50,000   NATIONAL OILWELL VARCO INCORPORATED SERIES B                         6.13       08/15/2015           48,597
  1,485,000   PEMEX PROJECT FUNDING MASTER TRUST++                                 6.63       06/15/2038        1,447,875
    500,000   PRIDE INTERNATIONAL INCORPORATED                                     7.38       07/15/2014          507,500
    500,000   RANGE RESOURCES CORPORATION                                          7.50       05/15/2016          495,000
    500,000   SOUTHWESTERN ENERGY COMPANY++                                        7.50       02/01/2018          511,250
  1,455,000   XTO ENERGY INCORPORATED                                              7.50       04/15/2012        1,543,982
                                                                                                                5,630,918
                                                                                                            -------------
PAPER & ALLIED PRODUCTS: 0.21%
     85,000   APPLETON PAPERS INCORPORATED SERIES B                                9.75       06/15/2014           67,150
     95,000   GREIF INCORPORATED                                                   6.75       02/01/2017           92,150
    100,000   P.H. GLATFELTER COMPANY                                              7.13       05/01/2016           98,250
    500,000   ROCK-TENN COMPANY                                                    8.20       08/15/2011          512,500
                                                                                                                  770,050
                                                                                                            -------------
PERSONAL SERVICES: 0.12%
    500,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                          7.00       06/15/2017          466,250
                                                                                                            -------------
PHARMACEUTICALS: 0.25%
    940,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                 6.38       05/15/2038          940,507
                                                                                                            -------------
PIPELINES: 0.57%
  1,170,000   ENTERPRISE PRODUCTS OPERATIONS SERIES B                              5.60       10/15/2014        1,148,724
    910,000   TEXAS EASTERN TRANSMISSION LP                                        7.00       07/15/2032          872,323
    100,000   WILLIAMS COMPANIES INCORPORATED                                      7.63       07/15/2019          104,500
                                                                                                                2,125,547
                                                                                                            -------------
PRIMARY METAL INDUSTRIES: 0.26%
    500,000   BELDEN CDT INCORPORATED                                              7.00       03/15/2017          472,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

                                                                                 INTEREST
PRINCIPAL                               SECURITY NAME                              RATE     MATURITY DATE       VALUE
---------     ----------------------------------------------------------------   --------   -------------   -------------
PRIMARY METAL INDUSTRIES (continued)
$   500,000   STEEL DYNAMICS INCORPORATED++                                        7.75%      04/15/2016    $     488,125
                                                                                                                  960,625
                                                                                                            -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.17%
    500,000   RECKSON OPERATING PARTNERSHIP LP                                     6.00       03/31/2016          426,592
    120,000   ROUSE COMPANY LP++                                                   6.75       05/01/2013           99,731
    100,000   VENTAS REALTY LP                                                     6.75       04/01/2017           95,000
                                                                                                                  621,323
                                                                                                            -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.20%
  1,355,000   BEAR STEARNS COMPANIES INCORPORATED                                  7.25       02/01/2018        1,403,956
  1,345,000   BLACKROCK INCORPORATED NEW YORK                                      6.25       09/15/2017        1,321,035
  2,410,000   LAZARD GROUP LLC                                                     7.13       05/15/2015        2,198,402
    885,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN<<                    6.88       04/25/2018          815,093
  2,485,000   MORGAN STANLEY                                                       6.75       04/15/2011        2,530,898
                                                                                                                8,269,384
                                                                                                            -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.13%
    500,000   OWENS-ILLINOIS INCORPORATED                                          7.80       05/15/2018          505,000
                                                                                                            -------------
TOBACCO PRODUCTS: 0.03%
    100,000   REYNOLDS AMERICAN INCORPORATED                                       6.75       06/15/2017           98,366
                                                                                                            -------------
TRANSPORTATION EQUIPMENT: 0.29%
  1,080,000   DAIMLER NA HOLDING CORPORATION                                       6.50       11/15/2013        1,072,950
                                                                                                            -------------
TOTAL CORPORATE BONDS & NOTES (COST $86,198,838)                                                               83,961,947
                                                                                                            -------------
FOREIGN CORPORATE BONDS@: 3.62%
  1,345,000   ARCELORMITTAL++                                                      6.13       06/01/2018        1,293,488
  1,580,000   COMMONWEALTH BANK OF AUSTRALIA+/-++                                  6.02       03/29/2049        1,325,606
    500,000   FMC FINANCE III SA                                                   6.88       07/15/2017          480,000
    500,000   GLOBO COMUNICACOES E PARTICIPACOES SA++                              7.25       04/26/2022          495,000
  1,700,000   INGERSOLL-RAND GLOBAL HOLDING COMPANY                                6.88       08/15/2018        1,710,846
  1,800,000   ROGERS WIRELESS INCORPORATED                                         6.38       03/01/2014        1,825,805
    500,000   SHAW COMMUNICATIONS INCORPORATED                                     7.20       12/15/2011          505,625
  1,000,000   TELECOM ITALIA CAPITAL SA                                            7.00       06/04/2018          978,154
    500,000   UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                   8.00       02/11/2010          499,975
  1,395,000   VIVENDI++                                                            5.75       04/04/2013        1,371,722
  2,750,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                        7.38       12/15/2028        3,123,857
TOTAL FOREIGN CORPORATE BONDS (COST $13,308,904)                                                               13,610,078
                                                                                                            -------------
FOREIGN GOVERNMENT BONDS@: 0.13%
    500,000   INTELSAT JACKSON HOLDINGS LIMITED++                                  9.50       06/15/2016          504,367
TOTAL FOREIGN GOVERNMENT BONDS (COST $506,245)                                                                    504,367
                                                                                                            -------------
MUNICIPAL BONDS & NOTES: 0.45%
OREGON: 0.45%
  1,720,000   COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A (OTHER
                 REVENUE)                                                          6.88       10/01/2011        1,700,581
                                                                                                            -------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,720,000)                                                                 1,700,581
                                                                                                            -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

                                                                                 INTEREST
PRINCIPAL                               SECURITY NAME                              RATE     MATURITY DATE       VALUE
---------     ----------------------------------------------------------------   --------   -------------   -------------
US TREASURY SECURITIES: 43.24%
US TREASURY BONDS: 2.00%
$ 5,795,000  US TREASURY BOND<<                                                    7.13%      02/15/2023    $   7,515,843
                                                                                                            -------------
US TREASURY NOTES: 41.24%
  4,690,000   US TREASURY NOTE<<                                                   3.13       04/30/2013        4,708,685
 18,255,000   US TREASURY NOTE<<                                                   3.38       06/30/2013       18,511,702
 12,000,000   US TREASURY NOTE<<                                                   3.38       07/31/2013       12,164,064
  9,790,000   US TREASURY NOTE<<                                                   4.00       08/15/2018        9,939,141
 69,765,000   US TREASURY NOTE<<                                                   4.25       10/15/2010       72,621,040
 35,600,000   US TREASURY NOTE<<                                                   4.50       05/15/2010       36,971,173
                                                                                                              154,915,805
                                                                                                            -------------
TOTAL US TREASURY SECURITIES (COST $161,323,590)                                                              162,431,648
                                                                                                            -------------
SHARES

COLLATERAL FOR SECURITIES LENDING: 48.81%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.68%
  3,452,213   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                         3,452,213
  3,452,213   DAILY ASSETS FUND INSTITUTIONAL                                                                   3,452,213
  3,452,213   DREYFUS CASH MANAGEMENT FUND                                                                      3,452,213
  3,452,213   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   3,452,213
                                                                                                               13,808,852
                                                                                                            -------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS: 45.13%
$ 2,876,844   ALPINE SECURITIZATION CORPORATION++                                  2.47       09/18/2008        2,873,094
    511,439   AMSTEL FUNDING CORPORATION++                                         2.50       09/02/2008          511,332
  2,940,774   AMSTEL FUNDING CORPORATION++                                         2.70       09/03/2008        2,939,892
  1,086,808   ASPEN FUNDING CORPORATION++                                          2.12       09/02/2008        1,086,616
  1,182,703   ASPEN FUNDING CORPORATION++                                          2.48       09/25/2008        1,180,584
  2,621,124   ATLANTIS ONE FUNDING CORPORATION++                                   2.55       09/26/2008        2,616,112
 20,905,066   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,910,014)              2.13       09/02/2008       20,905,066
  3,196,493   BASF FINANCE EUROPE NV+/-++                                          2.80       10/17/2008        3,195,263
  2,876,844   CAFCO LLC++                                                          2.40       09/22/2008        2,872,433
  1,150,738   CANCARA ASSET SECURITIZATION LIMITED++                               2.50       09/04/2008        1,150,338
  1,150,738   CBA (DELAWARE) FINANCE INCORPORATED                                  2.35       09/02/2008        1,150,512
    715,646   CHEYNE FINANCE LLC+/-++####(A)(I)                                    1.99       02/25/2008           11,808
  2,493,265   CRC FUNDING LLC++                                                    2.42       09/23/2008        2,489,242
  4,411,161   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
              $4,412,239)                                                          2.20       09/02/2008        4,411,161
  3,068,378   DANSKE BANK A/S COPENHAGEN                                           1.88       09/02/2008        3,068,378
  4,602,950   DANSKE BANK A/S COPENHAGEN                                           2.03       09/02/2008        4,602,950
  1,853,966   DANSKE BANK A/S COPENHAGEN                                           2.03       09/02/2008        1,853,966
  4,027,581   DANSKE BANK A/S COPENHAGEN                                           2.15       09/02/2008        4,027,581
  3,707,932   DANSKE BANK A/S COPENHAGEN                                           2.18       09/02/2008        3,707,932
  3,707,932   DANSKE BANK A/S COPENHAGEN                                           2.20       09/02/2008        3,707,932
  4,155,441   DANSKE BANK A/S COPENHAGEN                                           2.23       09/02/2008        4,155,441
    895,018   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $895,235)                 2.18       09/02/2008          895,018
 15,662,817   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $15,666,541)              2.14       09/02/2008       15,662,817
  2,237,545   ERASMUS CAPITAL CORPORATION++                                        2.48       09/02/2008        2,237,083
  2,876,844   FAIRWAY FINANCE CORPORATION++                                        2.54       09/16/2008        2,873,393
  1,481,191   FALCON ASSET SECURITIZATION CORPORATION++                            2.45       09/22/2008        1,478,873
  1,853,966   FALCON ASSET SECURITIZATION CORPORATION++                            2.45       09/25/2008        1,850,686
    778,474   FORTIS BANQUE LUXEMBOURG                                             2.47       09/18/2008          777,459

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

                                                                                 INTEREST
PRINCIPAL                               SECURITY NAME                              RATE     MATURITY DATE       VALUE
---------     ----------------------------------------------------------------   --------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   703,229   GEMINI SECURITIZATION INCORPORATED++                                 2.47%      09/26/2008    $     701,926
  1,598,247   GRAMPIAN FUNDING LIMITED++                                           2.56       09/24/2008        1,595,405
  1,537,783   GRYPHON FUNDING LIMITED(A)(I)                                        0.00       08/23/2009          683,852
  2,237,545   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)                  2.55       10/16/2008        2,237,545
  1,278,597   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $1,278,910)               2.20       09/02/2008        1,278,597
 17,261,064   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $17,265,149)              2.13       09/02/2008       17,261,064
  1,214,667   JUPITER SECURITIZATION CORPORATION++                                 2.45       09/25/2008        1,212,518
  1,342,527   LIBERTY STREET FUNDING CORPORATION++                                 2.47       09/17/2008        1,340,869
    911,001   LIBERTY STREET FUNDING CORPORATION++                                 2.48       09/19/2008          909,745
    863,053   LMA AMERICAS LLC++                                                   2.58       09/23/2008          861,569
  2,876,844   MAZARIN FUNDING CORPORATION++                                        2.50       09/26/2008        2,871,450
  1,598,247   METLIFE GLOBAL FUNDING I+/-++                                        2.47       10/21/2008        1,597,981
    842,404   MONT BLANC CAPITAL CORPORATION                                       2.55       09/05/2008          842,046
    511,439   MONT BLANC CAPITAL CORPORATION++                                     2.55       09/08/2008          511,113
    982,922   MORGAN STANLEY+/-                                                    2.62       10/15/2008          982,922
  1,598,247   NATEXIS BANQUES POPULAIRES+/-++                                      2.80       09/08/2008        1,598,209
    319,649   NORDEA NORTH AMERICA INCORPORATED                                    2.39       09/16/2008          319,289
    479,474   OLD LINE FUNDING CORPORATION++                                       2.50       09/08/2008          479,174
  2,493,265   PRUDENTIAL PLC++                                                     2.42       09/10/2008        2,491,421
  2,876,844   RANGER FUNDING CORPORATION++                                         2.45       09/24/2008        2,871,949
  2,109,686   SALISBURY RECEIVABLES COMPANY++                                      2.50       09/10/2008        2,108,074
  1,917,896   SCALDIS CAPITAL LIMITED++                                            2.60       09/24/2008        1,914,433
  2,838,486   SHEFFIELD RECEIVABLES CORPORATION++                                  2.48       09/09/2008        2,836,531
  2,876,844   SOLITAIRE FUNDING LLC++                                              2.45       09/26/2008        2,871,558
  2,557,195   STANFIELD VICTORIA FUNDING LLC+/-++##(A)(I)                          2.79       04/03/2008        2,045,756
  1,438,422   STARBIRD FUNDING CORPORATION++                                       2.70       09/23/2008        1,435,833
  1,534,317   STARBIRD FUNDING CORPORATION++                                       2.76       09/24/2008        1,531,387
  2,748,984   SWEDBANK MORTGAGE AB                                                 2.48       09/19/2008        2,745,197
  6,392,986   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(A)(I)                      2.32       10/31/2008        6,392,986
    575,369   TULIP FUNDING CORPORATION++                                          2.45       09/26/2008          574,312
  1,598,247   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   2.49       10/08/2008        1,598,052
  1,598,247   VICTORIA FINANCE LLC+/-++##(A)(I)                                    2.22       08/07/2008        1,278,597
  1,598,247   VICTORIA FINANCE LLC+/-##(A)(I)                                      2.48       05/02/2008        1,278,597
                                                                                                              169,552,919
                                                                                                            -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $183,660,452)                                                   183,361,771
                                                                                                            -------------
SHARES

SHORT-TERM INVESTMENTS: 11.86%
 43,646,417   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     43,646,417
                                                                                                            -------------
PRINCIPAL

US TREASURY BILLS: 0.24%
$   900,000  US TREASURY BILL##                                                     1.66       10/16/2008         898,165
                                                                                                            -------------
TOTAL SHORT-TERM INVESTMENTS (COST $44,544,603)                                                                44,544,582
                                                                                                            -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $646,800,999)*                                                171.91%                              $ 645,806,609
OTHER ASSETS AND LIABILITIES, NET                                      (71.91)                               (270,146,772)
                                                                       ------                               -------------
TOTAL NET ASSETS                                                       100.00%                              $ 375,659,837
                                                                       ------                               -------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-  VARIABLE RATE INVESTMENTS.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INCOME PLUS FUND

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $43,646,417.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

INFLATION-PROTECTED BOND FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                          VALUE
----------   --------------------------------------------------------            -----------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.51%
       N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO            $62,977,879
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $63,290,444)              62,977,879
                                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $63,290,444)*                                                     100.51%  $62,977,879
OTHER ASSETS AND LIABILITIES, NET                                        (0.51)     (319,511)
                                                                        ------   -----------
TOTAL NET ASSETS                                                        100.00%  $62,658,368
                                                                        ------   -----------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 36.25%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 14.86%
$ 5,377,107   FHLMC #1B2629+/-<<                                                        4.56%        11/01/2034    $   5,440,104
 13,481,047   FHLMC #1J0703+/-<<                                                        6.09         10/01/2037       13,797,383
  8,887,310   FHLMC #1J2834+/-<<                                                        6.12         08/01/2037        9,107,539
  1,926,594   FHLMC #1L0171+/-                                                          5.56         06/01/2035        1,969,954
 18,744,713   FHLMC #B11858<<                                                           5.00         01/01/2019       18,789,353
 23,478,706   FHLMC #B14039<<                                                           4.00         05/01/2014       23,201,924
                                                                                                                      72,306,257
                                                                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 21.39%
  7,907,201   FNMA #254909<<                                                            4.00         09/01/2013        7,829,556
  5,416,650   FNMA #254914<<                                                            4.50         09/01/2013        5,417,750
  1,494,839   FNMA #254958                                                              4.50         10/01/2013        1,494,865
  3,288,169   FNMA #255088                                                              4.50         01/01/2014        3,286,259
  1,307,197   FNMA #255235                                                              4.00         05/01/2014        1,290,026
  1,779,168   FNMA #255356                                                              5.50         08/01/2014        1,815,618
  1,555,340   FNMA #545716+/-                                                           5.47         06/01/2032        1,580,193
  7,517,737   FNMA #888748<<                                                            5.50         06/01/2036        7,659,731
 27,844,588   FNMA #889069<<                                                            5.50         01/01/2021       28,359,173
 10,679,314   FNMA #900191+/-<<                                                         5.94         10/01/2036       10,901,983
 20,264,195   FNMA #942302+/-<<                                                         5.76         07/01/2037       20,640,486
 13,705,362   FNMA SERIES 2006-50 CLASS PA                                              5.00         04/25/2027       13,845,909
                                                                                                                     104,121,549
                                                                                                                   -------------
TOTAL AGENCY SECURITIES (COST $176,021,536)                                                                          176,427,806
                                                                                                                   -------------
ASSET BACKED SECURITIES: 15.22%
 10,666,000   CHASE ISSUANCE TRUST SERIES 2008-A9 CLASS A9                              4.26         05/15/2013       10,559,948
 23,123,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A4A                      5.15         02/15/2012       23,135,954
    809,509   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                5.34         01/15/2010          813,896
  3,050,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A                  4.25         02/15/2013        3,006,190
 22,437,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A4++                            5.64         02/15/2013       22,229,282
  9,215,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                     5.48         11/17/2014        9,127,617
  4,212,531   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                 5.41         08/12/2011        4,179,539
  1,020,874   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                 5.26         11/14/2011        1,004,644
TOTAL ASSET BACKED SECURITIES (COST $74,200,597)                                                                      74,057,070
                                                                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 33.26%
 11,005,752   FHLMC SERIES 2614 CLASS TD                                                3.50         05/15/2016       10,892,269
  1,916,919   FHLMC SERIES 2687 CLASS PW                                                5.50         07/15/2009        1,928,561
 18,188,000   FHLMC SERIES 2725 CLASS PC                                                4.50         05/15/2028       18,247,784
 13,781,250   FHLMC SERIES 2727 CLASS PW<<                                              3.57         06/15/2029       13,669,038
 21,702,000   FHLMC SERIES 2775 CLASS OC                                                4.50         12/15/2015       21,807,964
 31,850,809   FHLMC SERIES 3014 CLASS NA<<                                              4.50         11/15/2025       31,956,847
 29,328,278   FHLMC SERIES 3313 CLASS GA                                                5.00         06/15/2033       29,547,768
 21,947,058   FHLMC SERIES 3347 CLASS PA                                                5.00         06/15/2028       22,239,195
  4,625,627   FNMA SERIES 2003-120 CLASS GU                                             4.50         12/25/2013        4,644,385
  6,607,244   FNMA SERIES 2003-123 CLASS AB                                             4.00         10/25/2016        6,560,242
    379,380   GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028          378,645
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $160,755,373)                                                        161,872,698
                                                                                                                   -------------
US TREASURY SECURITIES: 10.37%
US TREASURY NOTES: 10.37%
 10,836,000   US TREASURY NOTE<<                                                        3.13         11/30/2009       10,960,441
 33,775,000   US TREASURY NOTE<<                                                        3.25         12/31/2009       34,244,675
  4,249,300   US TREASURY NOTE<<                                                        2.00         02/28/2010        4,236,684

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   -------------
US TREASURY NOTES (continued)
$   993,000  US TREASURY NOTE<<                                                         2.63%       05/31/2010     $     999,051
                                                                                                                      50,440,851
                                                                                                                   -------------
TOTAL US TREASURY SECURITIES (COST $50,435,394)                                                                       50,440,851
                                                                                                                   -------------

SHARES
---------     ------------------------------------------------------------------                                   -------------
COLLATERAL FOR SECURITIES LENDING: 45.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.44%
  4,188,938   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                4,188,938
  4,188,938   DAILY ASSETS MONEY MARKET FUND                                                                           4,188,938
  4,188,938   DREYFUS CASH MANAGEMENT FUND                                                                             4,188,938
  4,188,938   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          4,188,938
                                                                                                                      16,755,752
                                                                                                                   -------------

PRINCIPAL
---------     ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 42.28%
$ 3,490,781   ALPINE SECURITIZATION CORPORATION++                                       2.47         09/18/2008        3,486,231
    620,583   AMSTEL FUNDING CORPORATION++                                              2.50         09/02/2008          620,454
  3,568,354   AMSTEL FUNDING CORPORATION++                                              2.70         09/03/2008        3,567,284
  1,318,740   ASPEN FUNDING CORPORATION++                                               2.12         09/02/2008        1,318,507
  1,435,099   ASPEN FUNDING CORPORATION++                                               2.48         09/25/2008        1,432,529
  3,180,490   ATLANTIS ONE FUNDING CORPORATION++                                        2.55         09/26/2008        3,174,407
 25,366,346   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $25,372,349)                   2.13         09/02/2008       25,366,346
  3,878,646   BASF FINANCE EUROPE NV+/-++                                               2.80         10/17/2008        3,877,154
  3,490,781   CAFCO LLC++                                                               2.40         09/22/2008        3,485,429
  1,396,313   CANCARA ASSET SECURITIZATION LIMITED++                                    2.50         09/04/2008        1,395,828
  1,396,313   CBA (DELAWARE) FINANCE INCORPORATED                                       2.35         09/02/2008        1,396,039
    868,369   CHEYNE FINANCE LLC+/-++####(A)(I)                                         1.99         02/25/2008           14,328
  3,025,344   CRC FUNDING LLC++                                                         2.42         09/23/2008        3,020,463
  5,352,532   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
              $5,353,840)                                                               2.20         09/02/2008        5,352,532
  3,723,190   DANSKE BANK A/S COPENHAGEN                                                1.88         09/02/2008        3,723,190
  2,249,615   DANSKE BANK A/S COPENHAGEN                                                2.03         09/02/2008        2,249,615
  5,585,250   DANSKE BANK A/S COPENHAGEN                                                2.03         09/02/2008        5,585,250
  4,887,094   DANSKE BANK A/S COPENHAGEN                                                2.15         09/02/2008        4,887,094
  4,499,229   DANSKE BANK A/S COPENHAGEN                                                2.18         09/02/2008        4,499,229
  4,499,229   DANSKE BANK A/S COPENHAGEN                                                2.20         09/02/2008        4,499,229
  5,042,240   DANSKE BANK A/S COPENHAGEN                                                2.23         09/02/2008        5,042,240
  1,086,021   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $1,086,284)                       2.18         09/02/2008        1,086,021
 19,005,366   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $19,009,885)                   2.14         09/02/2008       19,005,366
  2,715,052   ERASMUS CAPITAL CORPORATION++                                             2.48         09/02/2008        2,714,491
  3,490,781   FAIRWAY FINANCE CORPORATION++                                             2.54         09/16/2008        3,486,595
  1,797,287   FALCON ASSET SECURITIZATION CORPORATION++                                 2.45         09/22/2008        1,794,474
  2,249,615   FALCON ASSET SECURITIZATION CORPORATION++                                 2.45         09/25/2008        2,245,634
    944,605   FORTIS BANQUE LUXEMBOURG                                                  2.47         09/18/2008          943,374
    853,302   GEMINI SECURITIZATION INCORPORATED++                                      2.47         09/26/2008          851,721
  1,939,323   GRAMPIAN FUNDING LIMITED++                                                2.56         09/24/2008        1,935,875
  1,865,956   GRYPHON FUNDING LIMITED(A)(I)                                             0.00         08/23/2009          829,791
  2,715,052   ING USA ANNUITY & LIFE INSURANCE+/-(A)(I)                                 2.55         10/16/2008        2,715,052
  1,551,458   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $1,551,837)                       2.20         09/02/2008        1,551,458
 20,944,689   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $20,949,646)                   2.13         09/02/2008       20,944,689
  1,473,886   JUPITER SECURITIZATION CORPORATION++                                      2.45         09/25/2008        1,471,278
  1,629,031   LIBERTY STREET FUNDING CORPORATION++                                      2.47         09/17/2008        1,627,020

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,105,414   LIBERTY STREET FUNDING CORPORATION++                                      2.48%        09/19/2008    $   1,103,891
  1,047,234   LMA AMERICAS LLC++                                                        2.58         09/23/2008        1,045,433
  3,490,781   MAZARIN FUNDING CORPORATION++                                             2.50         09/26/2008        3,484,236
  1,939,323   METLIFE GLOBAL FUNDING I+/-++                                             2.47         10/21/2008        1,939,001
  1,022,178   MONT BLANC CAPITAL CORPORATION                                            2.55         09/05/2008        1,021,744
    620,583   MONT BLANC CAPITAL CORPORATION++                                          2.55         09/08/2008          620,188
  1,192,684   MORGAN STANLEY+/-                                                         2.62         10/15/2008        1,192,684
  1,939,323   NATEXIS BANQUES POPULAIRES+/-++                                           2.80         09/08/2008        1,939,277
    387,865   NORDEA NORTH AMERICA INCORPORATED                                         2.39         09/16/2008          387,427
    581,797   OLD LINE FUNDING CORPORATION++                                            2.50         09/08/2008          581,433
  3,025,344   PRUDENTIAL PLC++                                                          2.42         09/10/2008        3,023,107
  3,490,781   RANGER FUNDING CORPORATION++                                              2.45         09/24/2008        3,484,842
  2,559,906   SALISBURY RECEIVABLES COMPANY++                                           2.50         09/10/2008        2,557,951
  2,327,188   SCALDIS CAPITAL LIMITED++                                                 2.60         09/24/2008        2,322,986
  3,444,238   SHEFFIELD RECEIVABLES CORPORATION++                                       2.48         09/09/2008        3,441,865
  3,490,781   SOLITAIRE FUNDING LLC++                                                   2.45         09/26/2008        3,484,367
  3,102,917   STANFIELD VICTORIA FUNDING LLC+/-++####(A)(I)                             2.79         04/03/2008        2,482,334
  1,745,391   STARBIRD FUNDING CORPORATION++                                            2.70         09/23/2008        1,742,249
  1,861,750   STARBIRD FUNDING CORPORATION++                                            2.76         09/24/2008        1,858,195
  3,335,636   SWEDBANK MORTGAGE AB                                                      2.48         09/19/2008        3,331,040
  7,757,292   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(A)(I)                           2.32         10/31/2008        7,757,292
    698,156   TULIP FUNDING CORPORATION++                                               2.45         09/26/2008          696,873
  1,939,323   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        2.49         10/08/2008        1,939,090
  1,939,323   VICTORIA FINANCE LLC+/-####(A)(I)                                         2.48         05/02/2008        1,551,458
  1,939,323   VICTORIA FINANCE LLC+/-++ ####(A)(I)                                      2.22         08/07/2008        1,551,457

                                                                                                                     205,736,637
                                                                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $224,245,834)                                                          222,492,389
                                                                                                                   -------------

SHARES
---------     ------------------------------------------------------------------   -------------   -------------   -------------
SHORT-TERM INVESTMENTS: 9.93%

MUTUAL FUNDS: 6.53%
 31,753,675  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             31,753,675
                                                                                                                   -------------

PRINCIPAL
US TREASURY BILLS: 3.40%
$ 7,406,000   US TREASURY BILL<<##                                                      1.78         12/26/2008        7,364,482
  9,249,000   US TREASURY BILL<<##                                                      1.81         12/26/2008        9,197,150
                                                                                                                      16,561,632
                                                                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $48,313,645)                                                                       48,315,307
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $733,972,379)*                                                                  150.75%                      $ 733,606,121

OTHER ASSETS AND LIABILITIES, NET                                                     (50.75)                       (246,971,156)
                                                                                      ------                       -------------
TOTAL NET ASSETS                                                                      100.00%                      $ 486,634,965
                                                                                      ------                      --------------

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,753,675.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

STABLE INCOME FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                           VALUE
----------   --------------------------------------------------------            ------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.05%
       N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                       $287,953,085
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $308,880,647)             287,953,085
                                                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $308,880,647)*                                                    100.05%  $287,953,085
OTHER ASSETS AND LIABILITIES, NET                                        (0.05)      (142,110)
                                                                        ------   ------------
TOTAL NET ASSETS                                                        100.00%  $287,810,975
                                                                        ------   ------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

STRATEGIC INCOME FUND

PRINCIPAL   SECURITY NAME                                        INTEREST RATE   MATURITY DATE      VALUE
---------   --------------------------------------------------   -------------   -------------   -----------
CORPORATE BONDS & NOTES: 93.32%
AMUSEMENT & RECREATION SERVICES: 1.01%
 $230,000   SINGLE SPRINGS TRIBAL GAMING AUTHORITY++                  9.38%        06/15/2015    $   186,875
  130,000   TOWN SPORTS INTERNATIONAL INCORPORATED##*                11.48         02/01/2014        121,875
                                                                                                     308,750
                                                                                                 -----------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.69%
  245,000   TRW AUTOMOTIVE INCORPORATED++<<                           7.25         03/15/2017        210,700
                                                                                                 -----------
BUSINESS SERVICES: 4.78%
  376,807   COSO GEOTHERMAL POWER HOLDINGS++                          7.00         07/15/2026        370,062
  475,000   DELUXE CORPORATION                                        7.38         06/01/2015        412,063
  250,000   FIRST DATA CORPORATION++<<                                9.88         09/24/2015        215,625
  160,000   RAINBOW NATIONAL SERVICES LLC++                          10.38         09/01/2014        170,200
  290,000   SUNGARD DATA SYSTEMS INCORPORATED                         9.13         08/15/2013        294,350
                                                                                                   1,462,300
                                                                                                 -----------
CASINO & GAMING: 5.58%
       10   ELDORADO CASINO SHREVEPORT(Y) ss                         10.00         08/01/2012             10
  350,000   MGM MIRAGE INCORPORATED                                   7.63         01/15/2017        288,313
  215,000   PENN NATIONAL GAMING INCORPORATED<<                       6.75         03/01/2015        187,050
  307,000   POKAGON GAMING AUTHORITY++<<                             10.38         06/15/2014        320,048
  410,000   TUNICA-BILOXI GAMING AU++                                 9.00         11/15/2015        388,475
  300,000   TURNING STONE RESORT CASINO ENTERPRISE++                  9.13         09/15/2014        288,750
  253,000   WATERFORD GAMING LLC++                                    8.63         09/15/2014        235,923
                                                                                                   1,708,569
                                                                                                 -----------
CHEMICALS & ALLIED PRODUCTS: 0.53%
  160,000   NALCO COMPANY                                            7.75          11/15/2011        162,000
                                                                                                 -----------
COAL MINING: 1.18%
  370,000   MASSEY ENERGY COMPANY                                    6.88          12/15/2013        361,675
                                                                                                 -----------
COMMUNICATIONS: 13.27%
  210,000   AMERICAN TOWER CORPORATION++<<                            7.00         10/15/2017        208,950
  410,000   CCH II LLC/CCH II CAPITAL CORPORATION<<                  10.25         10/01/2013        366,950
  375,000   CHARTER COMMUNICATIONS INCORPORATED++<<                  10.88         09/15/2014        393,750
  525,000   CITIZENS COMMUNICATIONS COMPANY<<                         6.25         01/15/2013        501,375
  350,000   CSC HOLDINGS INCORPORATED++                               8.50         06/15/2015        351,750
  330,000   DIRECTV HOLDINGS LLC++                                    7.63         05/15/2016        329,175
  360,000   EMBARQ CORPORATION                                        7.08         06/01/2016        334,016
  240,000   INTELSAT BERMUDA LIMITED++                               11.25         02/04/2017        220,800
  295,000   MEDIACOM BROADBAND LLC                                    8.50         10/15/2015        269,188
  415,000   QWEST CORPORATION                                         7.50         10/01/2014        384,913
  515,000   SPRINT NEXTEL CORPORATION                                 6.00         12/01/2016        469,938
  235,000   WINDSTREAM CORPORATION                                    8.63         08/01/2016        232,650
                                                                                                   4,063,455
                                                                                                 -----------
DEPOSITORY INSTITUTIONS: 3.11%
  375,000   AXCAN INTERMEDIATE HOLDINGS INCORPORATED++<<              9.25         03/01/2015        375,000
  375,000   CITIGROUP INCORPORATED+/-                                 8.40         04/29/2049        318,383
  285,000   JPMORGAN CHASE & COMPANY SERIES 1+/-                      7.90         04/29/2049        258,923
                                                                                                     952,306
                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

STRATEGIC INCOME FUND

PRINCIPAL   SECURITY NAME                                        INTEREST RATE   MATURITY DATE      VALUE
---------   --------------------------------------------------   -------------   -------------   -----------
EATING & DRINKING PLACES: 0.67%
 $205,000   ARAMARK CORPORATION                                       8.50%        02/01/2015    $   206,538
                                                                                                 -----------
EDUCATIONAL SERVICES: 0.82%
  285,000   EDUCATION MANAGEMENT LLC                                 10.25         06/01/2016        249,731
                                                                                                 -----------
ELECTRIC UTILITIES: 0.64%
  190,000   ENERGY FUTURE HOLDINGS SERIES++                          10.88         11/01/2017        194,513
                                                                                                 -----------
ELECTRIC, GAS & SANITARY SERVICES: 8.33%
  210,000   ALLIED WASTE NORTH AMERICA INCORPORATED                   6.88         06/01/2017        206,850
  200,000   BROWNING-FERRIS INDUSTRIES INCORPORATED                   7.40         09/15/2035        182,000
  165,000   EDISON MISSION ENERGY                                     7.75         06/15/2016        165,000
  300,000   INERGY LP/ INERGY FINANCE CORPORATION                     6.88         12/15/2014        270,000
  350,000   IPALCO ENTERPRISES INCORPORATED++                         7.25         04/01/2016        350,875
  185,000   MIRANT AMERICAS GENERATION LLC                            8.30         05/01/2011        188,700
  120,000   MIRANT NORTH AMERICA LLC                                  7.38         12/31/2013        119,100
  280,000   NRG ENERGY INCORPORATED                                   7.38         02/01/2016        276,500
  230,000   NRG ENERGY INCORPORATED<<                                 7.38         01/15/2017        224,825
  385,000   QUICKSILVER RESOURCES INCORPORATED                        7.75         08/01/2015        372,488
  195,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC++        10.25         11/01/2015        194,513
                                                                                                   2,550,851
                                                                                                 -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES: 0.42%
  130,000   US ONCOLOGY INCORPORATED                                  9.00         08/15/2012        130,000
                                                                                                 -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 1.04%
  325,000   BALL CORPORATION                                          6.63         03/15/2018        318,500
                                                                                                 -----------
FOOD & KINDRED PRODUCTS: 1.25%
  222,504   PARMALAT BAKERY SERIES A2++(I)                            5.00         07/09/2012        189,129
  222,504   PARMALAT DAIRY SERIES A1++(I)                             5.00         07/09/2010        192,466
                                                                                                     381,595
                                                                                                 -----------
HEALTH SERVICES: 7.43%
  400,000   ALLIANCE IMAGING INCORPORATED SERIES B                    7.25         12/15/2012        377,000
  500,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI           8.88         07/15/2015        505,000
  280,000   DAVITA INCORPORATED                                       7.25         03/15/2015        275,450
  570,000   HCA INCORPORATED                                          9.25         11/15/2016        586,388
   70,000   HCA INCORPORATED                                          9.63         11/15/2016         70,613
  470,000   VANGUARD HEALTH HOLDINGS                                  9.00         10/01/2014        461,775
                                                                                                   2,276,226
                                                                                                 -----------
HOLDING & OTHER INVESTMENT OFFICES: 0.87%
  300,000   KAR HOLDINGS INCORPORATED                                 8.75         05/01/2014        265,125
                                                                                                 -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.79%
  360,000   HARRAH'S OPERATING COMPANY INCORPORATED++                10.75         02/01/2016        242,100
                                                                                                 -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.08%
  200,000   CASE NEW HOLLAND INCORPORATED<<                           7.13         03/01/2014        194,500
  190,000   SPX CORPORATION++                                         7.63         12/15/2014        195,225
  250,000   TEREX CORPORATION                                         8.00         11/15/2017        246,875
                                                                                                     636,600
                                                                                                 -----------
JUSTICE, PUBLIC ORDER & SAFETY: 0.64%
  200,000   CORRECTIONS CORPORATION OF AMERICA<<                      6.25         03/15/2013        196,000
                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

STRATEGIC INCOME FUND

PRINCIPAL   SECURITY NAME                                        INTEREST RATE   MATURITY DATE      VALUE
---------   --------------------------------------------------   -------------   -------------   -----------
LEGAL SERVICES: 1.52%
 $450,000   FTI CONSULTING INCORPORATED                               7.75%        10/01/2016    $   466,875
                                                                                                 -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 0.69%
  210,000   INVACARE CORPORATION                                      9.75         02/15/2015        212,625
                                                                                                 -----------
METAL MINING: 2.43%
  395,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED               8.38         04/01/2017        418,700
  410,000   NORANDA ALUMINUM HOLDING CORPORATION+/-                   8.58         11/15/2014        325,950
                                                                                                     744,650
                                                                                                 -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.49%
  405,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                   8.50         01/15/2013        377,663
  490,000   CLARKE AMERICAN CORPORATION                               9.50         05/15/2015        384,650
                                                                                                     762,313
                                                                                                 -----------
MOTION PICTURES: 0.54%
  160,000   AMC ENTERTAINMENT INCORPORATED SERIES B                   8.63         08/15/2012        164,800
                                                                                                 -----------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.63%
  170,000   FORD MOTOR CREDIT COMPANY LLC                             7.00         10/01/2013        123,167
  245,000   FORD MOTOR CREDIT COMPANY LLC                             8.00         12/15/2016        176,531
  250,000   GMAC LLC                                                  6.75         12/01/2014        135,742
  250,000   GMAC LLC<<                                                8.00         11/01/2031        134,837
  270,000   PINNACLE FOODS LLC CORPORATION                            9.25         04/01/2015        234,900
                                                                                                     805,177
                                                                                                 -----------
OIL & GAS EXTRACTION: 7.48%
  345,000   CHESAPEAKE ENERGY CORPORATION                             6.38         06/15/2015        320,850
  425,000   HILCORP ENERGY++                                          7.75         11/01/2015        384,625
  380,000   KEY ENERGY SERVICES INCORPORATED++                        8.38         12/01/2014        382,850
  240,000   NATIONAL OILWELL VARCO INCORPORATED SERIES B              6.13         08/15/2015        233,264
  330,000   PRIDE INTERNATIONAL INCORPORATED                          7.38         07/15/2014        334,950
  270,000   RANGE RESOURCES CORPORATION                               7.50         05/15/2016        267,300
   60,000   RANGE RESOURCES CORPORATION                               7.25         05/01/2018         58,200
  300,000   SOUTHWESTERN ENERGY COMPANY++                             7.50         02/01/2018        306,750
                                                                                                   2,288,789
                                                                                                 -----------
PAPER & ALLIED PRODUCTS: 6.56%
  480,000   APPLETON PAPERS INCORPORATED SERIES B                     9.75         06/15/2014        379,200
  300,000   CARAUSTAR INDUSTRIES INCORPORATED<<                       7.38         06/01/2009        255,000
  400,000   GRAHAM PACKAGING COMPANY INCORPORATED<<                   8.50         10/15/2012        377,000
  320,000   P.H. GLATFELTER COMPANY                                   7.13         05/01/2016        314,400
  235,000   ROCK-TENN COMPANY                                         8.20         08/15/2011        240,875
   60,000   ROCK-TENN COMPANY++                                       9.25         03/15/2016         61,500
  250,000   SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED          8.38         07/01/2012        219,375
  170,000   VERSO PAPER HOLDINGS LLC                                  9.13         08/01/2014        159,800
                                                                                                   2,007,150
                                                                                                 -----------
PERSONAL SERVICES: 0.99%
  325,000   SERVICE CORPORATION INTERNATIONAL SERIES WI               7.00         06/15/2017        303,063
                                                                                                 -----------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.74%
  170,000   PETROHAWK ENERGY CORPORATION++                            7.88         06/01/2015        158,525
  400,000   SANDRIDGE ENERGY INCORPORATED++                           8.00         06/01/2018        375,000
                                                                                                     533,525
                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

STRATEGIC INCOME FUND

PRINCIPAL   SECURITY NAME                                        INTEREST RATE   MATURITY DATE      VALUE
---------   --------------------------------------------------   -------------   -------------   -----------
PIPELINES: 0.87%
 $155,000   DYNEGY HOLDINGS INCORPORATED                              8.38%        05/01/2016    $   151,706
  125,000   DYNEGY HOLDINGS INCORPORATED                              7.75         06/01/2019        115,313
                                                                                                     267,019
                                                                                                 -----------
PRIMARY METAL INDUSTRIES: 1.32%
  220,000   BELDEN CDT INCORPORATED                                   7.00         03/15/2017        207,900
  200,000   STEEL DYNAMICS INCORPORATED++                             7.75         04/15/2016        195,250
                                                                                                     403,150
                                                                                                 -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.85%
  700,000   IDEARC INCORPORATED                                       8.00         11/15/2016        316,750
  250,000   MEDIMEDIA (USA) INCORPORATED++                           11.38         11/15/2014        250,000
                                                                                                     566,750
                                                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS (REITS): 2.57%
  300,000   RECKSON OPERATING PARTNERSHIP LP                          6.00         03/31/2016        255,955
  295,000   ROUSE COMPANY LP++                                        6.75         05/01/2013        245,172
  300,000   VENTAS REALTY LP                                          6.75         04/01/2017        285,000
                                                                                                     786,127
                                                                                                 -----------
RENTAL AUTO/EQUIPMENT: 0.34%
  110,000   HERTZ CORPORATION                                         8.88         01/01/2014        102,988
                                                                                                 -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.60%
  180,000   THE GOODYEAR TIRE & RUBBER COMPANY                        9.00         07/01/2015        184,950
                                                                                                 -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.29%
  390,000   OWENS-ILLINOIS INCORPORATED                               7.80         05/15/2018        393,900
                                                                                                 -----------
TEXTILE MILL PRODUCTS: 1.05%
  350,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B           8.88         09/15/2013        321,563
                                                                                                 -----------
TRANSPORTATION EQUIPMENT: 1.23%
  380,000   GENERAL MOTORS CORPORATION<<                              8.38         07/15/2033        188,100
  250,000   LEAR CORPORATION SERIES B                                 8.75         12/01/2016        188,125
                                                                                                     376,225
                                                                                                 -----------
TOTAL CORPORATE BONDS & NOTES (COST $30,759,774)                                                  28,569,173
                                                                                                 -----------
FOREIGN CORPORATE BONDS@: 2.63%
  400,000   INEOS GROUP HOLDINGS PLC++                                8.50         02/15/2016        256,000
  250,000   INTELSAT (BERMUDA) LIMITED                                9.25         06/15/2016        245,625
  290,000   INTELSAT (BERMUDA) LIMITED                               11.25         06/15/2016        304,138
TOTAL FOREIGN CORPORATE BONDS (COST $968,663)                                                        805,763
                                                                                                 -----------

 SHARES
---------
COMMON STOCKS: 2.12%
COMMUNICATIONS: 0.53%
   42,900   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                        162,162
                                                                                                 -----------
ELECTRIC, GAS & SANITARY SERVICES: 0.56%
    4,600   NRG ENERGY INCORPORATED+                                                                 173,144
                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

STRATEGIC INCOME FUND

 SHARES     SECURITY NAME                                                                           VALUE
---------   --------------------------------------------------                                   -----------
OIL & GAS EXTRACTION: 0.58%
    3,680   CHESAPEAKE ENERGY CORPORATION                                                        $   178,112
                                                                                                 -----------
PIPELINES: 0.45%
    4,430   THE WILLIAMS COMPANIES INCORPORATED                                                      136,833
                                                                                                 -----------
TOTAL COMMON STOCKS (COST $648,381)                                                                  650,251
                                                                                                 -----------
COLLATERAL FOR SECURITIES LENDING: 12.25%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.92%
   70,582   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                 70,582
   70,582   DAILY ASSETS FUND INSTITUTIONAL                                                           70,582
   70,582   DREYFUS CASH MANAGEMENT FUND                                                              70,582
   70,582   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                           70,582
                                                                                                     282,328

PRINCIPAL                                                        INTEREST RATE   MATURITY DATE
---------                                                        -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.33%
 $ 58,819   ALPINE SECURITIZATION CORPORATION++                       2.47%        09/18/2008         58,742
   10,457   AMSTEL FUNDING CORPORATION++                              2.50         09/02/2008         10,454
   60,126   AMSTEL FUNDING CORPORATION++                              2.70         09/03/2008         60,108
   22,220   ASPEN FUNDING CORPORATION++                               2.12         09/02/2008         22,216
   24,181   ASPEN FUNDING CORPORATION++                               2.48         09/25/2008         24,138
   53,590   ATLANTIS ONE FUNDING CORPORATION++                        2.55         09/26/2008         53,488
  427,415   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $427,516)                              2.13         09/02/2008        427,415
   65,354   BASF FINANCE EUROPE NV+++/-                               2.80         10/17/2008         65,329
   58,819   CAFCO LLC++                                               2.40         09/22/2008         58,728
   23,527   CANCARA ASSET SECURITIZATION LIMITED++                    2.50         09/04/2008         23,519
   23,527   CBA (DELAWARE) FINANCE INCORPORATED                       2.35         09/02/2008         23,523
   14,632   CHEYNE FINANCE LLC+++/-(I)####(A)                         1.99         02/25/2008            241
   50,976   CRC FUNDING LLC++                                         2.42         09/23/2008         50,894
   90,188   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
               - 102% COLLATERALIZED BY MONEY MARKET
               SECURITIES (MATURITY VALUE $90,210)                    2.20         09/02/2008         90,188
   62,735   DANSKE BANK A/S COPENHAGEN                                1.88         09/02/2008         62,735
   94,110   DANSKE BANK A/S COPENHAGEN                                2.03         09/02/2008         94,110
   37,905   DANSKE BANK A/S COPENHAGEN                                2.03         09/02/2008         37,905
   82,346   DANSKE BANK A/S COPENHAGEN                                2.15         09/02/2008         82,346
   75,811   DANSKE BANK A/S COPENHAGEN                                2.18         09/02/2008         75,811
   75,811   DANSKE BANK A/S COPENHAGEN                                2.20         09/02/2008         75,811
   84,960   DANSKE BANK A/S COPENHAGEN                                2.23         09/02/2008         84,960
   18,299   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES
               (MATURITY VALUE $18,303)                               2.18         09/02/2008         18,299
  320,234   DEUTSCHE BANK REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $320,310)                              2.14         09/02/2008        320,234
   45,748   ERASMUS CAPITAL CORPORATION++                             2.48         09/02/2008         45,738
   58,819   FAIRWAY FINANCE CORPORATION++                             2.54         09/16/2008         58,748
   30,284   FALCON ASSET SECURITIZATION CORPORATION++                 2.45         09/22/2008         30,236
   37,905   FALCON ASSET SECURITIZATION CORPORATION++                 2.45         09/25/2008         37,838
   15,916   FORTIS BANQUE LUXEMBOURG                                  2.47         09/18/2008         15,896
   14,378   GEMINI SECURITIZATION INCORPORATED++                      2.47         09/26/2008         14,351
   32,677   GRAMPIAN FUNDING LIMITED++                                2.56         09/24/2008         32,619
   31,441   GRYPHON FUNDING LIMITED(I)(A)                             0.00         08/23/2009         13,982
   45,748   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)       2.55         10/16/2008         45,748
   26,142   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MONEY MARKET SECURITIES
               (MATURITY VALUE $26,148)                               2.20         09/02/2008         26,142
  352,911   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $352,995)                              2.13         09/02/2008        352,911
   24,834   JUPITER SECURITIZATION CORPORATION++                      2.45         09/25/2008         24,791
   27,449   LIBERTY STREET FUNDING CORPORATION++                      2.47         09/17/2008         27,415
   18,626   LIBERTY STREET FUNDING CORPORATION++                      2.48         09/19/2008         18,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

STRATEGIC INCOME FUND

PRINCIPAL   SECURITY NAME                                        INTEREST RATE   MATURITY DATE      VALUE
---------   --------------------------------------------------   -------------   -------------   -----------

COLLATERAL INVESTED IN OTHER ASSETS (continued)
 $ 17,646   LMA AMERICAS LLC++                                        2.58%        09/23/2008    $    17,615
   58,819   MAZARIN FUNDING CORPORATION++                             2.50         09/26/2008         58,708
   32,677   METLIFE GLOBAL FUNDING I+++/-                             2.47         10/21/2008         32,672
   17,223   MONT BLANC CAPITAL CORPORATION                            2.55         09/05/2008         17,216
   10,457   MONT BLANC CAPITAL CORPORATION++                          2.55         09/08/2008         10,450
   20,096   MORGAN STANLEY+/-                                         2.62         10/15/2008         20,096
   32,677   NATEXIS BANQUES POPULAIRES+++/-                           2.80         09/08/2008         32,676
    6,535   NORDEA NORTH AMERICA INCORPORATED                         2.39         09/16/2008          6,528
    9,803   OLD LINE FUNDING CORPORATION++                            2.50         09/08/2008          9,797
   50,976   PRUDENTIAL PLC++                                          2.42         09/10/2008         50,938
   58,819   RANGER FUNDING CORPORATION++                              2.45         09/24/2008         58,718
   43,134   SALISBURY RECEIVABLES COMPANY++                           2.50         09/10/2008         43,101
   39,212   SCALDIS CAPITAL LIMITED++                                 2.60         09/24/2008         39,142
   58,034   SHEFFIELD RECEIVABLES CORPORATION++                       2.48         09/09/2008         57,994
   58,819   SOLITAIRE FUNDING LLC++                                   2.45         09/26/2008         58,710
   52,283   STANFIELD VICTORIA FUNDING LLC+++/-(I)####(A)             2.79         04/03/2008         41,827
   29,409   STARBIRD FUNDING CORPORATION++                            2.70         09/23/2008         29,356
   31,370   STARBIRD FUNDING CORPORATION++                            2.76         09/24/2008         31,310
   56,204   SWEDBANK MORTGAGE AB                                      2.48         09/19/2008         56,127
  130,708   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(A)(I)           2.32         10/31/2008        130,708
   11,764   TULIP FUNDING CORPORATION++                               2.45         09/26/2008         11,742
   32,677   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-        2.49         10/08/2008         32,671
   32,677   VICTORIA FINANCE LLC+/-(I)####(A)                         2.48         05/02/2008         26,142
   32,677   VICTORIA FINANCE LLC+++/-(I)####(A)                       2.22         08/07/2008         26,142
                                                                                                   3,466,595
                                                                                                 -----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,813,130)                                          3,748,923
                                                                                                 -----------

 SHARES
---------
SHORT-TERM INVESTMENTS: 0.53%
  161,808   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                             161,808
                                                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS (COST $161,808)                                                         161,808
                                                                                                 -----------
TOTAL INVESTMENTS IN SECURITIES
   (COST $36,351,756)*              110.85%                                                      $33,935,918
OTHER ASSETS AND LIABILITIES, NET   (10.85)                                                       (3,320,475)
                                    ------                                                       -----------
TOTAL NET ASSETS                    100.00%                                                      $30,615,443
                                    ------                                                       -----------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##       ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

*        STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<       ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-      VARIABLE RATE INVESTMENTS.

(I)      ILLIQUID SECURITY.

@        FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

+        NON-INCOME EARNING SECURITIES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++      SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
         $161,808.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

STRATEGIC INCOME FUND

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2008 (UNAUDITED)

TOTAL RETURN BOND FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                            VALUE
----------   -------------                                       --------------
INVESTMENT COMPANIES: 100.40%
   N/A WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO         $1,375,903,018
TOTAL INVESTMENT COMPANIES (COST $1,390,828,382)                  1,375,903,018
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,390,828,382)*                                 100.40%   $1,375,903,018
OTHER ASSETS AND LIABILITIES, NET                       (0.40)       (5,462,389)
                                                                 --------------
TOTAL NET ASSETS                                       100.00%   $1,370,440,629
                                                                 --------------

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

     Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                                                      Total Fair
                                                                                      Value as of
Income Funds                              Level 1         Level 2        Level 3      08/31/2008
------------                          --------------   ------------   -----------   --------------
Diversified Bond Fund                 $   45,639,869   $          0   $         0   $   45,639,869
Income Plus Fund                                   0    631,400,876    14,405,733      645,806,609
Inflation Protected Bond Fund             62,977,879              0             0       62,977,879
Short Duration Government Bond Fund                     716,704,409    16,901,712      733,606,121
Stable Income Fund                       287,953,085              0             0      287,953,085
Strategic Income Fund                        650,261     32,028,410     1,257,247       33,935,918
Total Return Bond Fund                 1,375,903,018              0             0    1,375,903,018

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                               Short Duration
                                 Income Plus     Government      Strategic
                                    Fund         Bond Fund      Income Fund
                                 -----------   --------------   -----------
Balance as of 05/31/2008         $ 2,549,534    $ 17,241,168    $  969,514
   Accrued discounts/premiums            121               0        16,055
   Realized gain (loss)             (224,836)       (731,382)      (11,665)
   Unrealized
   appreciation/(depreciation)       202,013         242,868        34,726
   Net purchases (sales)          12,611,972         149,058        27,818
   Transfer out of Level 3          (733,071)              0       220,800
Balance as of 08/31/2008         $14,405,733    $ 16,901,712    $1,257,247

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

Note for SOX committee about Income Plus Fund SIVs:

In the last table we are showing large purchases in SIVs for Income Plus Fund since last reporting period in May 2008. The Fund was able to lend out large balances of treasury securities in the last couple months. The ownership of SIVs as are reported is based on the percentage ownership of the investment pool. When an individual account increases in balance, their percentage ownership of the investment pool also increases. Loan balances fluctuate daily as a function of supply and demand.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

GOVERNMENT SECURITIES FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   -------------   -------------   ---------------
AGENCY NOTES - INTEREST BEARING: 12.76%
$ 56,000,000   FHLB<<                                                                   3.38%        08/13/2010    $    56,253,512
  25,000,000   FHLMC<<                                                                  3.25         07/16/2010         25,051,050
  50,000,000   FHLMC<<                                                                  3.63         07/01/2011         49,976,550
  65,000,000   FNMA<<                                                                   3.63         08/15/2011         65,145,795
  25,000,000   FNMA<<                                                                   3.88         07/12/2013         24,878,700
TOTAL AGENCY NOTES - INTEREST BEARING (COST $220,265,695)                                                              221,305,607
                                                                                                                   ---------------
AGENCY SECURITIES: 57.06%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.73%
           9   FHLMC #170046                                                           14.50         03/01/2011                 10
          97   FHLMC #170053                                                           14.75         08/01/2011                110
       3,150   FHLMC #170053                                                           15.00         08/01/2011              3,595
         218   FHLMC #170069                                                           14.00         11/01/2012                257
      51,113   FHLMC #170215                                                            8.00         02/01/2017             54,718
      71,240   FHLMC #170235                                                           10.50         08/01/2019             82,742
         455   FHLMC #182079                                                            8.00         02/01/2010                473
      11,826   FHLMC #1B0123+/-                                                         7.28         09/01/2031             11,984
       8,097   FHLMC #1B0128+/-                                                         7.28         09/01/2031              8,206
     451,081   FHLMC #1B0129+/-                                                         7.36         09/01/2031            457,952
   8,608,239   FHLMC #1G1393+/-                                                         5.92         12/01/2036          8,781,705
   4,796,536   FHLMC #1J0817<<+/-                                                       5.76         01/01/2038          4,876,370
  15,505,967   FHLMC #1Q0183<<+/-                                                       5.96         10/01/2036         15,837,713
       1,146   FHLMC #272877                                                            8.00         08/01/2009              1,153
      11,132   FHLMC #279063                                                            9.00         08/01/2009             11,208
      91,224   FHLMC #552435                                                           10.50         08/01/2020            106,903
       3,905   FHLMC #555158                                                            8.50         05/01/2016              3,970
     331,912   FHLMC #555503                                                            9.00         04/01/2021            356,979
      14,159   FHLMC #555515                                                            8.50         10/01/2013             14,481
     568,093   FHLMC #611023+/-                                                         5.97         10/01/2026            575,022
     184,913   FHLMC #786210+/-                                                         6.38         01/01/2026            190,133
     713,768   FHLMC #786823+/-                                                         5.47         07/01/2029            728,132
     250,129   FHLMC #789483+/-                                                         5.23         06/01/2032            252,905
     188,230   FHLMC #865496+/-                                                         6.13         05/01/2026            191,910
     152,262   FHLMC #884009                                                           10.50         05/01/2020            179,094
      34,514   FHLMC #A01434                                                            9.00         06/01/2016             36,027
     229,496   FHLMC #A01562                                                            9.00         11/01/2018            245,288
         896   FHLMC #A01607                                                            8.50         06/01/2011                910
      79,880   FHLMC #A01620                                                            9.00         04/01/2017             85,376
      57,349   FHLMC #A01860                                                            8.50         06/01/2017             62,443
   2,790,879   FHLMC #B13066                                                            4.00         03/01/2014          2,760,916
   1,318,490   FHLMC #B13579                                                            5.00         04/01/2019          1,314,625
   1,014,318   FHLMC #B13580                                                            5.00         04/01/2019          1,011,345
  15,271,201   FHLMC #B13654<<                                                          4.00         04/01/2014         15,096,978
   2,183,055   FHLMC #B15194                                                            5.00         06/01/2019          2,176,657
   2,519,008   FHLMC #B16884                                                            5.00         10/01/2019          2,511,625
   6,111,145   FHLMC #B17855                                                            5.00         02/01/2020          6,085,595
     804,931   FHLMC #C01345                                                            7.00         04/01/2032            845,737
     108,240   FHLMC #C31808                                                            7.50         10/01/2029            117,010
     795,125   FHLMC #C59553                                                            7.50         11/01/2031            857,253
   1,310,789   FHLMC #C65576                                                            7.50         04/01/2032          1,410,591
   1,469,013   FHLMC #E79794                                                            7.00         10/01/2014          1,540,872
   2,777,423   FHLMC #E96459                                                            5.00         05/01/2018          2,784,037
     314,254   FHLMC #G00319                                                            9.50         04/01/2025            350,811
      67,079   FHLMC #G00683                                                            8.50         12/01/2025             74,060
     259,278   FHLMC #G01236                                                           10.00         10/01/2021            286,016
   8,765,699   FHLMC #G08102<<                                                          6.50         12/01/2035          9,024,419
      21,796   FHLMC #G10783                                                            8.50         06/01/2012             23,006
     167,709   FHLMC #G11136                                                            6.50         05/01/2011            172,679
     174,109   FHLMC #G11200                                                            8.00         01/01/2012            182,082
   3,110,167   FHLMC #G11209                                                            7.50         12/01/2011          3,224,612
     970,431   FHLMC #G11345                                                            7.50         12/01/2011          1,005,590

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

GOVERNMENT SECURITIES FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   -------------   -------------   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$  2,004,538   FHLMC #G11368                                                            7.50%        12/01/2012    $     2,082,746
  11,125,473   FHLMC #G18005<<                                                          5.00         08/01/2019         11,092,864
   1,474,245   FHLMC #G80106                                                           10.00         08/17/2022          1,672,907
   2,276,012   FHLMC #G80116                                                           10.00         02/17/2025          2,555,777
   2,774,897   FHLMC #G80193                                                            9.50         09/17/2022          3,046,848
     352,448   FHLMC #G90023                                                            7.00         11/17/2013            366,901
  11,834,468   FHLMC #H01193<<                                                          6.50         08/01/2037         12,102,697
   3,998,621   FHLMC #H01792                                                            6.50         10/01/2037          4,089,250
   6,485,461   FHLMC #M90891                                                            3.50         01/01/2009          6,474,890
      52,793   FHLMC #N70012                                                           10.50         08/01/2020             61,237
  56,005,000   FHLMC TBA%%                                                              6.00         09/01/2037         56,460,041
                                                                                                                       186,020,443
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 45.77%
     149,910   FNMA #100042                                                            11.00         10/15/2020            168,000
     332,616   FNMA #100285                                                             9.50         12/15/2020            373,032
         561   FNMA #1376                                                              15.50         10/01/2012                641
     323,416   FNMA #190180                                                             9.00         07/01/2021            354,144
      95,990   FNMA #253266                                                             8.00         05/01/2030            103,737
     471,352   FNMA #253951                                                             7.50         09/01/2031            506,888
     530,851   FNMA #254218                                                             7.00         02/01/2032            559,517
     184,512   FNMA #254223                                                             7.50         02/01/2032            198,423
   1,186,282   FNMA #254480                                                             7.00         10/01/2032          1,250,150
   5,770,912   FNMA #254836                                                             4.00         07/01/2010          5,739,998
   2,892,348   FNMA #256314                                                             5.50         06/01/2016          2,951,857
  11,213,438   FNMA #256810                                                             6.50         07/01/2037         11,481,608
  41,320,029   FNMA #257307<<                                                           6.00         08/01/2038         41,760,390
      16,062   FNMA #303548                                                             8.50         02/01/2012             16,135
     620,807   FNMA #313419                                                             8.50         12/01/2026            686,286
     232,150   FNMA #323013                                                             9.00         10/01/2021            259,111
     995,141   FNMA #323284                                                             8.50         05/01/2017          1,072,202
   2,502,512   FNMA #323756                                                             6.20         05/01/2009          2,496,545
   6,887,495   FNMA #357464                                                             4.50         12/01/2018          6,790,862
      32,411   FNMA #364215                                                             7.50         07/01/2015             32,610
       1,821   FNMA #364217                                                             7.00         09/01/2015              1,831
   2,637,736   FNMA #368034                                                             8.00         11/01/2026          2,865,579
   7,028,683   FNMA #387402                                                             5.03         05/01/2015          6,964,705
   2,668,572   FNMA #398800                                                             8.00         06/01/2012          2,789,184
     144,484   FNMA #398805                                                             8.50         11/01/2011            151,864
     126,155   FNMA #417768                                                             6.50         03/01/2028            131,082
      96,837   FNMA #426843                                                            11.00         02/01/2019            106,677
     149,067   FNMA #439935                                                             8.00         04/01/2017            157,832
     811,231   FNMA #457277+/-                                                          6.07         10/01/2027            819,399
     363,850   FNMA #458018                                                            12.00         07/15/2014            421,227
     756,977   FNMA #487758                                                             8.50         05/01/2026            836,359
     220,558   FNMA #487759                                                             9.50         07/01/2028            246,315
     170,351   FNMA #516051                                                             9.50         01/01/2021            189,286
         829   FNMA #52                                                                 8.50         07/01/2010                835
     231,101   FNMA #535537                                                             9.00         07/01/2028            254,029
     546,339   FNMA #535573                                                             8.00         11/01/2013            560,779
     381,248   FNMA #535752                                                            10.00         12/01/2020            433,609
   1,066,295   FNMA #538435+/-                                                          6.49         07/01/2026          1,077,926
     163,341   FNMA #545117+/-                                                          5.95         12/01/2040            165,677
   1,141,755   FNMA #545187+/-                                                          5.17         09/01/2031          1,159,944
     162,823   FNMA #545208+/-                                                          6.75         09/01/2031            166,210
     861,883   FNMA #545460+/-                                                          7.04         11/01/2031            879,654
   2,266,614   FNMA #54844+/-                                                           4.56         09/01/2027          2,256,176
   1,137,000   FNMA #555161                                                             6.00         12/01/2013          1,168,909
   5,510,328   FNMA #555569                                                             6.00         05/01/2016          5,672,431
  11,221,490   FNMA #555710                                                             4.50         08/01/2018         11,064,050
      14,211   FNMA #62895                                                              8.75         01/01/2010             14,560
     570,717   FNMA #635726+/-                                                          5.05         04/01/2032            569,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

GOVERNMENT SECURITIES FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   -------------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    282,594   FNMA #646643+/-                                                          5.24%        06/01/2032    $       287,267
   1,783,660   FNMA #66414+/-                                                           6.30         09/01/2028          1,809,915
     375,512   FNMA #675479+/-                                                          6.21         01/01/2033            382,096
     246,691   FNMA #675491+/-                                                          7.32         04/01/2033            251,385
      57,492   FNMA #695514                                                             8.50         10/01/2026             62,684
     447,908   FNMA #695519                                                             8.50         11/01/2026            490,753
     271,306   FNMA #70765                                                              9.00         03/01/2021            298,223
   1,348,346   FNMA #724438                                                             8.50         06/01/2027          1,477,571
     189,359   FNMA #724658+/-                                                          7.49         07/01/2033            192,079
  27,874,643   FNMA #725249<<                                                           5.00         03/01/2034         26,984,036
   5,371,849   FNMA #725638                                                             5.00         12/01/2018          5,387,999
  43,329,928   FNMA #735062<<                                                           5.50         08/01/2033         43,033,435
   7,203,638   FNMA #735613                                                             6.00         02/01/2035          7,325,433
  15,765,685   FNMA #739503<<                                                           5.50         09/01/2033         15,657,806
  14,880,157   FNMA #740227                                                             5.50         09/01/2033         14,778,337
  11,939,671   FNMA #745678                                                             5.51         05/01/2036         12,163,818
   9,352,723   FNMA #745743<<                                                           4.00         05/01/2021          8,826,935
   9,680,381   FNMA #745816+/-                                                          5.06         12/01/2035          9,796,898
   6,814,766   FNMA #787275+/-                                                          4.87         06/01/2034          6,880,139
   3,939,552   FNMA #813158+/-                                                          4.88         12/01/2034          3,960,134
  12,864,930   FNMA #835168<<                                                           5.50         08/01/2035         12,746,748
   4,440,145   FNMA #873354                                                             5.61         02/01/2021          4,498,704
  11,700,000   FNMA #874284                                                             5.12         01/01/2017         11,520,224
  21,423,989   FNMA #878059<<                                                           5.50         03/01/2036         21,197,051
  10,665,416   FNMA #886087<<                                                           6.50         07/01/2036         10,983,540
  11,780,956   FNMA #886686+/-                                                          6.14         08/01/2036         12,062,699
   3,207,323   FNMA #886761                                                             7.00         09/01/2036          3,359,956
  30,827,407   FNMA #888022<<                                                           5.00         02/01/2036         29,736,489
  23,231,327   FNMA #888538<<                                                           5.50         01/01/2037         23,017,914
  33,776,550   FNMA #889398<<                                                           6.00         11/01/2037         34,139,895
   7,894,473   FNMA #892283<<+/-                                                        5.85         09/01/2036          8,077,171
   6,536,096   FNMA #895998                                                             6.50         07/01/2036          6,731,052
   4,950,309   FNMA #902200                                                             6.50         11/01/2036          5,097,965
   9,746,822   FNMA #918447                                                             5.50         05/01/2022          9,839,593
   5,550,189   FNMA #924858                                                             6.50         09/01/2037          5,682,922
   4,981,782   FNMA #953137                                                             6.00         09/01/2037          5,035,372
  10,165,001   FNMA #954965                                                             6.50         09/01/2037         10,408,097
  11,000,000   FNMA #988565<<                                                           6.00         08/01/2038         11,117,231
 109,990,000   FNMA TBA%%                                                               5.00         09/01/2035        105,727,888
  70,375,000   FNMA TBA%%                                                               5.50         09/01/2021         70,946,797
  27,575,000   FNMA TBA%%                                                               5.50         10/01/2036         27,152,772
  59,850,000   FNMA TBA%%                                                               6.00         09/01/2036         60,429,827
  25,302,000   FNMA TBA%%                                                               6.50         09/01/2037         26,021,538
                                                                                                                       793,506,566
                                                                                                                   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.55%
       5,470   GNMA #126600                                                            13.00         11/15/2014              6,431
       5,082   GNMA #201                                                               14.00         09/20/2014              6,053
       2,425   GNMA #45629                                                             13.00         02/15/2011              2,726
       8,415   GNMA #52538                                                             15.00         07/15/2012              9,793
          20   GNMA #56900                                                             15.00         07/15/2012                 21
       1,660   GNMA #780051                                                             9.00         12/15/2009              1,667
     374,594   GNMA #780104                                                             9.50         10/20/2019            411,924
     237,606   GNMA #780110                                                            12.50         04/15/2019            276,919
   1,734,066   GNMA #780288<<                                                           8.00         12/15/2023          1,915,565
      99,996   GNMA #780763                                                             7.50         12/15/2010            100,856
   1,229,713   GNMA #780867                                                             8.35         04/15/2020          1,350,331
     746,515   GNMA #780980                                                             8.40         05/15/2020            832,037
     556,445   GNMA #8678+/-                                                            5.63         08/20/2020            561,275
     374,171   GNMA #8714+/-                                                            5.13         11/20/2020            378,181
       2,943   GNMA #95643                                                             15.00         09/15/2012              3,426

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

GOVERNMENT SECURITIES FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   -------------   -------------   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$154,826,180   GNMA SERIES 2002-53 CLASS IO+/-(C)                                       1.01%        04/16/2042    $     3,630,627
                                                                                                                         9,487,832
                                                                                                                   ---------------
SMALL BUSINESS ADMINISTRATION: 0.01%
   1,772,289   SBA #440019 SERIES 1993-1A(C)++(I)                                       1.88         02/28/2018             73,384
   2,743,769   SBA SERIES 1992-6 CLASS A(C)++(I)                                        1.64         10/15/2017            113,609
                                                                                                                           186,993
                                                                                                                   ---------------
TOTAL AGENCY SECURITIES (COST $986,829,700)                                                                            989,201,834
                                                                                                                   ---------------
ASSET BACKED SECURITIES: 0.59%
  10,445,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-          3.17         11/15/2011         10,269,730
TOTAL ASSET BACKED SECURITIES (COST $10,445,000)                                                                        10,269,730
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.37%
   6,569,848   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1          5.50         11/25/2020          5,968,299
   1,299,806   FHA INSURED PROJECT LOAN #956++                                          2.93         11/01/2012          1,243,654
      14,158   FHLMC SERIES 1582 CLASS A+/-                                             5.00         09/15/2008             14,165
      68,634   FHLMC SERIES 16 CLASS D                                                 10.00         10/15/2019             72,783
  24,638,860   FHLMC SERIES 3139 CLASS YD                                               4.38         04/15/2015         24,767,469
  22,669,357   FHLMC SERIES 3185 CLASS PA                                               4.50         08/15/2026         22,743,402
  11,224,101   FHLMC SERIES 3221 CLASS VA                                               5.00         09/15/2017         11,144,376
     486,325   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-         2.90         11/25/2028            474,019
   1,990,107   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-          2.75         05/25/2030          1,842,722
     903,365   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-          2.75         09/25/2031            842,317
   2,276,931   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6            9.50         02/25/2042          2,314,290
     302,702   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A1B          6.50         03/25/2043            302,107
   1,153,622   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-        5.81         03/25/2043          1,106,573
   5,950,934   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-        5.75         07/25/2043          5,968,192
   2,412,326   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                               9.50         06/25/2030          2,603,933
   4,859,106   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                              9.50         12/25/2041          5,287,526
   1,195,027   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                              9.50         08/25/2041          1,302,652
   3,096,918   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                            6.13         07/25/2041          3,124,122
  15,275,044   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                               5.34         04/25/2012         15,801,838
   2,883,996   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                           5.93         10/25/2041          2,809,568
  13,048,653   FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                              6.50         07/25/2042         13,472,734
   8,000,000   FNMA GRANTOR TRUST SERIES 2002-T3 CLASS B                                5.76         12/25/2011          8,351,231
     708,389   FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                            2.71         05/25/2032            625,026
  15,000,000   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                                4.49         11/25/2012         15,003,419
     730,428   FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                            2.75         03/25/2033            670,969
     203,257   FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                                8.50         07/25/2022             61,206
     564,406   FNMA INTEREST STRIP SERIES 265 CLASS 2                                   9.00         03/01/2024            611,814
      11,681   FNMA INTEREST STRIP SERIES B CLASS 1                                     6.00         05/01/2009             11,678
      14,237   FNMA INTEREST STRIP SERIES C CLASS 1                                     6.00         05/01/2009             14,241
         179   FNMA INTEREST STRIP SERIES K CLASS 1                                     6.00         11/01/2008                179
     262,240   FNMA SERIES 1988-2 CLASS Z                                              10.10         02/25/2018            292,006
     113,476   FNMA SERIES 1988-7 CLASS Z                                               9.25         04/25/2018            121,828
     600,638   FNMA SERIES 1989-10 CLASS Z                                              9.50         03/25/2019            669,025
     479,739   FNMA SERIES 1989-100 CLASS Z                                             8.75         12/25/2019            515,553
   1,184,173   FNMA SERIES 1989-12 CLASS Y                                             10.00         03/25/2019          1,346,905
     685,660   FNMA SERIES 1989-22 CLASS G                                             10.00         05/25/2019            775,364
     140,774   FNMA SERIES 1989-63 CLASS Z                                              9.40         10/25/2019            151,319
     210,194   FNMA SERIES 1989-98 CLASS E                                              9.20         12/25/2019            225,833
     389,366   FNMA SERIES 1990-144 CLASS W                                             9.50         12/25/2020            434,302
     308,262   FNMA SERIES 1990-75 CLASS Z                                              9.50         07/25/2020            345,808
     143,264   FNMA SERIES 1990-84 CLASS Y                                              9.00         07/25/2020            154,644
     626,186   FNMA SERIES 1990-96 CLASS Z                                              9.67         08/25/2020            705,365
     228,682   FNMA SERIES 1991-5 CLASS Z                                               8.75         01/25/2021            250,331
     856,087   FNMA SERIES 1991-85 CLASS Z                                              8.00         06/25/2021            904,654

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

GOVERNMENT SECURITIES FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   -------------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    594,722   FNMA SERIES 1992-45 CLASS Z                                              8.00%        04/25/2022    $       630,058
     546,864   FNMA SERIES G-8 CLASS E                                                  9.00         04/25/2021            601,690
   1,168,860   FNMA SERIES G92-30 CLASS Z                                               7.00         06/25/2022          1,225,135
     219,752   FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                                9.54         09/25/2028            237,616
     126,952   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                              7.09         06/25/2033            127,368
     784,331   FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                                4.61         08/25/2043            783,358
   6,384,406   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                              5.89         08/25/2042          6,196,706
   1,319,085   FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                                2.69         04/25/2033          1,242,454
   5,705,727   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                               6.04         08/25/2042          5,723,831
   5,725,796   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                             10.03         10/25/2042          6,401,477
   2,868,766   FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                             10.14         12/25/2042          3,162,833
     456,065   FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                                2.71         06/25/2033            381,983
   5,887,036   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                7.00         08/25/2044          6,134,064
   9,974,000   FOUR TIMES SQUARE TRUST SERIES 2000-4TS CLASS A2++                       7.80         04/15/2015         10,628,839
   8,738,074   FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                         5.88         05/15/2016          8,934,175
  12,404,000   GNMA SERIES 2004-103 CLASS C+/-                                          4.70         12/16/2027         12,283,130
 213,940,356   GNMA SERIES 2005-23 CLASS IO+/-(C)                                       0.89         06/17/2045          8,580,527
   4,735,838   GNMA SERIES 2005-34 CLASS A                                              3.96         09/16/2021          4,726,351
  10,830,288   GNMA SERIES 2005-59 CLASS A                                              4.39         05/16/2023         10,851,041
  15,807,490   GNMA SERIES 2006-3 CLASS A                                               4.21         01/16/2028         15,776,816
   6,019,000   GNMA SERIES 2006-30 CLASS D+/-                                           5.41         04/16/2039          5,849,970
  12,510,000   GNMA SERIES 2006-32 CLASS C+/-                                           5.52         11/16/2038         12,197,122
  74,737,300   GNMA SERIES 2006-32 CLASS XM+/-(C)                                       0.75         11/16/2045          2,947,385
  12,520,000   GNMA SERIES 2006-68 CLASS D+/-                                           5.31         12/16/2037         12,114,221
   8,264,414   GNMA SERIES 2007-34 CLASS A                                              4.27         11/16/2026          8,266,531
 294,954,663   GNMA SERIES 2008-22 CLASS XM+/-(C)                                       1.10         02/16/2049         15,408,668
   5,565,691   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                     5.11         06/25/2035          5,384,378
   6,592,920   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                  1A1+/-++                                                              4.94         09/28/2044          6,494,026
   5,154,736   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++         6.50         10/25/2034          5,226,706
 125,500,000   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
                  X2+/-(C)                                                              1.04         11/13/2011            280,844
  17,385,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                  6.09         08/15/2039         16,748,909
     842,363   VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                           8.88         02/15/2025            909,992
   1,189,108   VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                            8.79         06/15/2025          1,296,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $359,112,822)                                                          353,204,508
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 1.30%
APPAREL & ACCESSORY STORES: 0.00%
         172   SEARS ROEBUCK ACCEPTANCE                                                 6.70         04/15/2012                164
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.22%
   3,670,000   TENNESSEE VALLEY AUTHORITY                                               5.38         12/30/2049          3,823,975
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.08%
  18,550,000   PRIVATE EXPORT FUNDING CORPORATION                                       4.55         05/15/2015         18,623,013
                                                                                                                   ---------------
TOTAL CORPORATE BONDS & NOTES (COST $22,025,770)                                                                        22,447,152
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 1.73%
ARKANSAS: 0.10%
   1,485,614   ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)             9.75         11/15/2014          1,615,813
                                                                                                                   ---------------
FLORIDA: 0.31%
   5,250,000   SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
                  PREREFUNDED (OTHER REVENUE)ss                                        11.50         10/01/2013          5,395,163
                                                                                                                   ---------------
TEXAS: 1.32%
   5,405,000   RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)                10.00         12/15/2020          7,745,365

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

GOVERNMENT SECURITIES FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   -------------   -------------   ---------------
TEXAS (continued)
$ 15,000,000   SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)+/-
                  ss                                                                    3.63%        12/01/2027    $    15,194,700
                                                                                                                        22,940,065
                                                                                                                   ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $30,151,327)                                                                        29,951,041
                                                                                                                   ---------------
US TREASURY SECURITIES: 22.87%
US TREASURY BILLS: 0.14%
   1,060,000   US TREASURY BILL##                                                       1.36         10/16/2008          1,058,422
     640,000   US TREASURY BILL##                                                       1.41         10/16/2008            638,740
     250,000   US TREASURY BILL##                                                       1.68         10/16/2008            249,490
     530,000   US TREASURY BILL<<##                                                     1.91         09/11/2008            529,748
                                                                                                                         2,476,400
                                                                                                                   ---------------
US TREASURY BONDS: 12.03%
  10,800,000   US TREASURY BOND<<                                                       4.50         05/15/2038         10,924,870
  14,100,000   US TREASURY BOND<<                                                       5.38         02/15/2031         15,904,363
  32,535,000   US TREASURY BOND<<                                                       6.00         02/15/2026         38,698,853
  11,250,000   US TREASURY BOND<<                                                       7.13         02/15/2023         14,590,721
  40,250,000   US TREASURY BOND<<                                                       7.50         11/15/2016         50,887,954
  34,340,000   US TREASURY BOND<<                                                       8.75         05/15/2017         46,785,571
  29,756,970   US TREASURY BOND - INFLATION PROTECTED<<&                                2.00         01/15/2016         30,745,746
                                                                                                                       208,538,078
                                                                                                                   ---------------
US TREASURY NOTES: 10.70%
  62,843,000   US TREASURY NOTE<<                                                       2.75         02/28/2013         62,194,963
  26,000,000   US TREASURY NOTE<<                                                       2.88         06/30/2010         26,274,222
  52,000,000   US TREASURY NOTE<<                                                       3.38         06/30/2013         52,731,224
  41,965,000   US TREASURY NOTE<<                                                       4.25         08/15/2014         44,345,213
                                                                                                                       185,545,622
                                                                                                                   ---------------
TOTAL US TREASURY SECURITIES (COST $392,137,552)                                                                       396,560,100
                                                                                                                   ---------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 49.64%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.74%
  16,203,176   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                16,203,176
  16,203,176   DAILY ASSETS MONEY MARKET FUND                                                                           16,203,176
  16,203,176   DREYFUS CASH MANAGEMENT FUND                                                                             16,203,176
  16,203,176   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          16,203,176
                                                                                                                        64,812,704
                                                                                                                   ---------------

PRINCIPAL
---------
COLLATERAL INVESTED IN OTHER ASSETS: 45.90%
$ 13,502,646   ALPINE SECURITIZATION CORPORATION++                                      2.47         09/18/2008         13,485,044
   2,400,470   AMSTEL FUNDING CORPORATION++                                             2.50         09/02/2008          2,399,970
  13,802,705   AMSTEL FUNDING CORPORATION++                                             2.70         09/03/2008         13,798,564
   5,101,000   ASPEN FUNDING CORPORATION++                                              2.12         09/02/2008          5,100,099
   5,551,088   ASPEN FUNDING CORPORATION++                                              2.48         09/25/2008          5,541,145
  12,302,411   ATLANTIS ONE FUNDING CORPORATION++                                       2.55         09/26/2008         12,278,883
  98,119,231   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $98,142,453)               2.13         09/02/2008         98,119,231
  15,002,941   BASF FINANCE EUROPE NV+/-++                                              2.80         10/17/2008         14,997,167
  13,502,646   CAFCO LLC++                                                              2.40         09/22/2008         13,481,942
   5,401,059   CANCARA ASSET SECURITIZATION LIMITED++                                   2.50         09/04/2008          5,399,183

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

GOVERNMENT SECURITIES FUND

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  5,401,059   CBA (DELAWARE) FINANCE INCORPORATED                                      2.35%        09/02/2008    $     5,400,001
   3,358,928   CHEYNE FINANCE LLC+/-++####(A)(I)                                        1.99         02/25/2008             55,422
  11,702,294   CRC FUNDING LLC++                                                        2.42         09/23/2008         11,683,414
  20,704,058   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                  $20,709,119)                                                          2.20         09/02/2008         20,704,058
  14,401,623   DANSKE BANK A/S COPENHAGEN                                               1.88         09/02/2008         14,401,623
  21,604,234   DANSKE BANK A/S COPENHAGEN                                               2.03         09/02/2008         21,604,234
   8,701,706   DANSKE BANK A/S COPENHAGEN                                               2.03         09/02/2008          8,701,706
  18,903,705   DANSKE BANK A/S COPENHAGEN                                               2.15         09/02/2008         18,903,705
  17,403,411   DANSKE BANK A/S COPENHAGEN                                               2.18         09/02/2008         17,403,411
  17,403,411   DANSKE BANK A/S COPENHAGEN                                               2.20         09/02/2008         17,403,411
  19,503,823   DANSKE BANK A/S COPENHAGEN                                               2.23         09/02/2008         19,503,823
   4,200,823   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $4,201,841)                   2.18         09/02/2008          4,200,823
  73,514,409   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $73,531,889)                  2.14         09/02/2008         73,514,409
  10,502,058   ERASMUS CAPITAL CORPORATION++                                            2.48         09/02/2008         10,499,888
  13,502,646   FAIRWAY FINANCE CORPORATION++                                            2.54         09/16/2008         13,486,451
   6,952,063   FALCON ASSET SECURITIZATION CORPORATION++                                2.45         09/22/2008          6,941,181
   8,701,706   FALCON ASSET SECURITIZATION CORPORATION++                                2.45         09/25/2008          8,686,308
   3,653,816   FORTIS BANQUE LUXEMBOURG                                                 2.47         09/18/2008          3,649,053
   3,300,647   GEMINI SECURITIZATION INCORPORATED++                                     2.47         09/26/2008          3,294,532
   7,501,470   GRAMPIAN FUNDING LIMITED++                                               2.56         09/24/2008          7,488,134
   7,217,679   GRYPHON FUNDING LIMITED(A)(I)                                            0.00         08/23/2009          3,209,702
  10,502,058   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)                      2.55         10/16/2008         10,502,058
   6,001,176   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $6,002,643)                   2.20         09/02/2008          6,001,176
  81,015,879   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $81,035,053)                  2.13         09/02/2008         81,015,879
   5,701,117   JUPITER SECURITIZATION CORPORATION++                                     2.45         09/25/2008          5,691,030
   6,301,235   LIBERTY STREET FUNDING CORPORATION++                                     2.47         09/17/2008          6,293,453
   4,275,838   LIBERTY STREET FUNDING CORPORATION++                                     2.48         09/19/2008          4,269,947
   4,050,794   LMA AMERICAS LLC++                                                       2.58         09/23/2008          4,043,827
  13,502,646   MAZARIN FUNDING CORPORATION++                                            2.50         09/26/2008         13,477,329
   7,501,470   METLIFE GLOBAL FUNDING I+/-++                                            2.47         10/21/2008          7,500,225
   3,953,875   MONT BLANC CAPITAL CORPORATION                                           2.55         09/05/2008          3,952,195
   2,400,470   MONT BLANC CAPITAL CORPORATION++                                         2.55         09/08/2008          2,398,940
   4,613,404   MORGAN STANLEY+/-                                                        2.62         10/15/2008          4,613,404
   7,501,470   NATEXIS BANQUES POPULAIRES+/-++                                          2.80         09/08/2008          7,501,292
   1,500,294   NORDEA NORTH AMERICA INCORPORATED                                        2.39         09/16/2008          1,498,601
   2,250,441   OLD LINE FUNDING CORPORATION++                                           2.50         09/08/2008          2,249,035
  11,702,294   PRUDENTIAL PLC++                                                         2.42         09/10/2008         11,693,640
  13,502,646   RANGER FUNDING CORPORATION++                                             2.45         09/24/2008         13,479,673
   9,901,941   SALISBURY RECEIVABLES COMPANY++                                          2.50         09/10/2008          9,894,377
   9,001,764   SCALDIS CAPITAL LIMITED++                                                2.60         09/24/2008          8,985,511
  13,322,611   SHEFFIELD RECEIVABLES CORPORATION++                                      2.48         09/09/2008         13,313,433
  13,502,646   SOLITAIRE FUNDING LLC++                                                  2.45         09/26/2008         13,477,835
  12,002,352   STANFIELD VICTORIA FUNDING LLC+/-++####(A)(I)                            2.79         04/03/2008          9,601,882
   6,751,323   STARBIRD FUNDING CORPORATION++                                           2.70         09/23/2008          6,739,171
   7,201,411   STARBIRD FUNDING CORPORATION++                                           2.76         09/24/2008          7,187,659
  12,902,529   SWEDBANK MORTGAGE AB                                                     2.48         09/19/2008         12,884,752
  30,005,881   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(A)(I)                          2.32         10/31/2008         30,005,881
   2,700,529   TULIP FUNDING CORPORATION++                                              2.45         09/26/2008          2,695,569
   7,501,470   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       2.49         10/08/2008          7,500,570
   7,501,470   VICTORIA FINANCE LLC+/-++####(A)(I)                                      2.22         08/07/2008          6,001,176
   7,501,470   VICTORIA FINANCE LLC+/-####(A)(I)                                        2.48         05/02/2008          6,001,176
                                                                                                                       795,807,213
                                                                                                                   ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $868,976,028)                                                            860,619,917
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

GOVERNMENT SECURITIES FUND

PRINCIPAL      SECURITY NAME                                                                                            VALUE
---------      -----------------------------------------------------------------                                   ---------------
SHORT-TERM INVESTMENTS: 3.35%
  58,131,627   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $    58,131,627
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $58,131,627)                                                                         58,131,627
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,948,075,521)*                                                                169.67%                       $ 2,941,691,516
OTHER ASSETS AND LIABILITIES, NET                                                     (69.67)                        (1,207,943,607)
                                                                                      ------                        ---------------
TOTAL NET ASSETS                                                                      100.00%                       $ 1,733,747,909
                                                                                      ------                        ---------------

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-     VARIABLE RATE INVESTMENTS.

%%      SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)     ILLIQUID SECURITY.

~       THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT
        RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $58,131,627.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

HIGH INCOME FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   ------------
CORPORATE BONDS & NOTES: 85.14%
AMUSEMENT & RECREATION SERVICES: 1.07%
$   965,000   MASHANTUCKET WESTERN PEQUOT TRIBE++<<                                     8.50%        11/15/2015    $    704,450
  2,320,000   SINGLE SPRINGS TRIBAL GAMING AUTHORITY++                                  9.38         06/15/2015       1,885,000
  1,222,000   TOWN SPORTS INTERNATIONAL INCORPORATED##                                 11.48         02/01/2014       1,145,625
                                                                                                                      3,735,075
                                                                                                                   ------------
APPAREL & ACCESSORY STORES: 0.86%
  2,915,000   WARNACO INCORPORATED                                                      8.88         06/15/2013       3,002,450
                                                                                                                   ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.44%
  1,785,000   TRW AUTOMOTIVE INCORPORATED++<<                                           7.25         03/15/2017       1,535,100
                                                                                                                   ------------
BUSINESS SERVICES: 3.78%
    350,000   AFFINITY GROUP INCORPORATED                                               9.00         02/15/2012         311,500
     52,719   AFFINITY GROUP INCORPORATED                                              10.88         02/15/2012          46,129
  2,508,742   COSO GEOTHERMAL POWER HOLDINGS++                                          7.00         07/15/2026       2,463,836
  3,295,000   DELUXE CORPORATION                                                        7.38         06/01/2015       2,858,413
    555,000   FIRST DATA CORPORATION++<<                                                9.88         09/24/2015         478,688
  2,710,000   LAMAR MEDIA CORPORATION SERIES C                                          6.63         08/15/2015       2,401,738
  1,490,000   RAINBOW NATIONAL SERVICES LLC++<<                                        10.38         09/01/2014       1,584,988
    200,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                           6.80         10/01/2016         178,500
    200,000   SUNGARD DATA SYSTEMS INCORPORATED                                         3.75         01/15/2009         199,000
  1,540,000   SUNGARD DATA SYSTEMS INCORPORATED<<                                       9.13         08/15/2013       1,563,100
  1,100,000   SUNGARD DATA SYSTEMS INCORPORATED                                        10.25         08/15/2015       1,108,250
                                                                                                                     13,194,142
                                                                                                                   ------------
CASINO & GAMING: 3.58%
    300,000   CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                               8.00         11/15/2013         246,750
    400,000   MGM MIRAGE INCORPORATED                                                   6.00         10/01/2009         392,000
  1,980,000   MGM MIRAGE INCORPORATED                                                   7.63         01/15/2017       1,631,025
    200,000   MTR GAMING GROUP INCORPORATED SERIES B                                    9.00         06/01/2012         164,500
  2,050,000   PENN NATIONAL GAMING INCORPORATED<<                                       6.75         03/01/2015       1,783,500
    605,000   PENN NATIONAL GAMING INCORPORATED                                         6.88         12/01/2011         574,750
  2,322,000   POKAGON GAMING AUTHORITY++<<                                             10.38         06/15/2014       2,420,685
  1,850,000   TUNICA-BILOXI GAMING AU++                                                 9.00         11/15/2015       1,752,875
  2,110,000   TURNING STONE CASINO RESORT ENTERPRISE++                                  9.13         12/15/2010       2,078,350
  1,557,000   WATERFORD GAMING LLC++                                                    8.63         09/15/2014       1,451,903
                                                                                                                     12,496,338
                                                                                                                   ------------
CHEMICALS & ALLIED PRODUCTS: 1.44%
    250,000   HUNTSMAN INTERNATIONAL LLC                                                7.88         11/15/2014         232,500
    340,000   INNOPHOS INCORPORATED                                                     8.88         08/15/2014         348,500
    250,000   MOSAIC COMPANY++                                                          7.38         12/01/2014         258,533
  1,960,000   MOSAIC COMPANY++                                                          7.63         12/01/2016       2,061,197
  2,100,000   NALCO COMPANY                                                             7.75         11/15/2011       2,126,250
                                                                                                                      5,026,980
                                                                                                                   ------------
COAL MINING: 2.35%
  3,145,000   FOUNDATION PA COAL COMPANY<<                                              7.25         08/01/2014       3,152,863
  2,545,000   MASSEY ENERGY COMPANY                                                     6.88         12/15/2013       2,487,738
  2,675,000   PEABODY ENERGY CORPORATION                                                5.88         04/15/2016       2,554,625
                                                                                                                      8,195,226
                                                                                                                   ------------
COMMUNICATIONS: 15.26%
  2,805,000   AMERICAN TOWER CORPORATION++<<                                            7.00         10/15/2017       2,790,975

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

HIGH INCOME FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   ------------
COMMUNICATIONS (continued)
$   665,000   BARRINGTON BROADCASTING GROUP LLC/BARRINGTON BROADCASTING
              CAPITAL CORPORATION                                                      10.50%        08/15/2014    $    561,925
  2,240,000   CCH II LLC/CCH II CAPITAL CORPORATION<<                                  10.25         10/01/2013       2,004,800
    600,000   CENTENNIAL COMMUNICATIONS CORPORATION<<                                  10.00         01/01/2013         624,000
  1,245,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                   8.00         04/30/2012       1,201,425
    525,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                   8.38         04/30/2014         505,969
  2,535,000   CHARTER COMMUNICATIONS INCORPORATED++<<                                  10.88         09/15/2014       2,661,750
  5,355,000   CITIZENS COMMUNICATIONS COMPANY                                           6.25         01/15/2013       5,114,025
    650,000   CRICKET COMMUNICATIONS INCORPORATED                                       9.38         11/01/2014         644,313
    355,000   CSC HOLDINGS INCORPORATED<<                                               6.75         04/15/2012         346,125
  3,145,000   CSC HOLDINGS INCORPORATED++                                               8.50         06/15/2015       3,160,725
     50,000   CSC HOLDINGS INCORPORATED SERIES B<<                                      7.63         04/01/2011          50,250
  2,475,000   DIRECTV HOLDINGS LLC++                                                    7.63         05/15/2016       2,468,813
    800,000   DIRECTV HOLDINGS/FINANCE                                                  8.38         03/15/2013         828,000
     25,000   ECHOSTAR DBS CORPORATION                                                  6.38         10/01/2011          24,438
     50,000   ECHOSTAR DBS CORPORATION                                                  6.63         10/01/2014          46,000
    350,000   ECHOSTAR DBS CORPORATION                                                  7.13         02/01/2016         322,000
  1,930,000   ECHOSTAR DBS CORPORATION++                                                7.75         05/31/2015       1,852,800
    970,000   ECHOSTAR DBS CORPORATION                                                  7.75         05/31/2015         926,350
  2,390,000   EMBARQ CORPORATION                                                        7.08         06/01/2016       2,217,497
    300,000   FISHER COMMUNICATIONS INCORPORATED                                        8.63         09/15/2014         305,250
  2,680,000   INTELSAT BERMUDA LIMITED++                                               11.25         02/04/2017       2,465,600
  4,265,000   L-3 COMMUNICATIONS CORPORATION                                            6.38         10/15/2015       4,083,738
  3,360,000   MEDIACOM BROADBAND LLC                                                    8.50         10/15/2015       3,066,000
    825,000   METROPCS WIRELESS INCORPORATED                                            9.25         11/01/2014         817,781
  5,035,000   QWEST CORPORATION                                                         7.50         10/01/2014       4,669,963
    480,000   QWEST CORPORATION                                                         7.63         06/15/2015         445,200
    200,000   RURAL CELLULAR CORPORATION                                                8.25         03/15/2012         208,250
  1,305,000   RURAL CELLULAR CORPORATION<<                                              9.88         02/01/2010       1,337,625
  5,350,000   SPRINT NEXTEL CORPORATION                                                 6.00         12/01/2016       4,881,875
    980,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                      7.75         02/15/2015         990,819
  1,630,000   WINDSTREAM CORPORATION                                                    8.63         08/01/2016       1,613,700
                                                                                                                     53,237,981
                                                                                                                   ------------
DEPOSITORY INSTITUTIONS: 1.75%
  2,430,000   AXCAN INTERMEDIATE HOLDINGS INCORPORATED++<<                              9.25         03/01/2015       2,430,000
  2,525,000   CITIGROUP INCORPORATED+/-                                                 8.40         04/29/2049       2,143,776
  1,685,000   JPMORGAN CHASE & COMPANY SERIES 1+/-                                      7.90         04/29/2049       1,530,823
                                                                                                                      6,104,599
                                                                                                                   ------------
EATING & DRINKING PLACES: 1.26%
  3,105,000   ARAMARK CORPORATION<<                                                     8.50         02/01/2015       3,128,288
  1,400,000   O'CHARLEYS INCORPORATED                                                   9.00         11/01/2013       1,253,000
                                                                                                                      4,381,288
                                                                                                                   ------------
EDUCATIONAL SERVICES: 0.74%
  2,950,000   EDUCATION MANAGEMENT LLC<<                                               10.25         06/01/2016       2,584,938
                                                                                                                   ------------
ELECTRIC UTILITIES: 0.44%
  1,485,000  ENERGY FUTURE HOLDINGS SERIES++                                           10.88         11/01/2017       1,520,269
                                                                                                                   ------------
ELECTRIC, GAS & SANITARY SERVICES: 7.89%
  1,045,000   ALLIED WASTE NORTH AMERICA INCORPORATED<<                                 6.88         06/01/2017       1,029,325
  2,850,000   ALLIED WASTE NORTH AMERICA INCORPORATED<<                                 7.25         03/15/2015       2,885,625
  1,680,000   EDISON MISSION ENERGY                                                     7.75         06/15/2016       1,680,000
  1,770,000   INERGY LP/INERGY FINANCE CORPORATION                                      6.88         12/15/2014       1,593,000
  3,450,000   IPALCO ENTERPRISES INCORPORATED++<<                                       7.25         04/01/2016       3,458,625
  1,950,000   MIRANT NORTH AMERICA LLC                                                  7.38         12/31/2013       1,935,375
    605,000   NRG ENERGY INCORPORATED                                                   7.25         02/01/2014         596,681

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

HIGH INCOME FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   ------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$ 3,935,000   NRG ENERGY INCORPORATED<<                                                 7.38%        02/01/2016    $  3,885,813
  2,575,000   NRG ENERGY INCORPORATED<<                                                 7.38         01/15/2017       2,517,063
  3,075,000   QUICKSILVER RESOURCES INCORPORATED                                        8.25         08/01/2015       2,975,063
  3,550,000   SIERRA PACIFIC RESOURCES                                                  6.75         08/15/2017       3,453,937
  1,525,000   TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC++                        10.25         11/01/2015       1,521,188
                                                                                                                     27,531,695
                                                                                                                   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.84%
    400,000   BALDOR ELECTRIC COMPANY                                                   8.63         02/15/2017         405,000
  2,615,000   HEXCEL CORPORATION                                                        6.75         02/01/2015       2,536,550
                                                                                                                      2,941,550
                                                                                                                   ------------
ENERGY: 0.28%
  1,000,000   WHITE PINE HYDRO PORTFOLIO++                                              7.26         07/20/2015         964,155
                                                                                                                   ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.99%
  3,465,000   US ONCOLOGY INCORPORATED<<                                                9.00         08/15/2012       3,465,000
                                                                                                                   ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.17%
  4,180,000   BALL CORPORATION                                                          6.63         03/15/2018       4,096,400
                                                                                                                   ------------
FOOD & KINDRED PRODUCTS: 1.61%
  2,700,000   CONSTELLATION BRANDS INCORPORATED<<                                       7.25         09/01/2016       2,646,000
  1,329,852   PARMALAT BAKERY SERIES A2++(I)                                            5.00         07/09/2012       1,130,374
  1,329,852   PARMALAT DAIRY SERIES A1++(I)                                             5.00         07/09/2010       1,150,322
    650,000   REYNOLDS AMERICAN INCORPORATED                                            7.63         06/01/2016         674,037
                                                                                                                      5,600,733
                                                                                                                   ------------
HEALTH SERVICES: 4.74%
  3,590,000   ALLIANCE IMAGING INCORPORATED SERIES B                                    7.25         12/15/2012       3,383,575
  3,385,000   COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                           8.88         07/15/2015       3,418,850
  3,295,000   DAVITA INCORPORATED<<                                                     7.25         03/15/2015       3,241,456
  3,020,000   HCA INCORPORATED                                                          9.25         11/15/2016       3,106,825
  3,360,000   HCA INCORPORATED                                                          9.63         11/15/2016       3,389,400
                                                                                                                     16,540,106
                                                                                                                   ------------
HOLDING & OTHER INVESTMENT OFFICES: 0.20%
    755,000   SHERIDAN ACQUISITION CORPORATION                                         10.25         08/15/2011         687,050
                                                                                                                   ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.02%
     75,000   IKON OFFICE SOLUTIONS INCORPORATED                                        6.75         12/01/2025          80,625
                                                                                                                   ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.44%
  2,300,000   HARRAH'S OPERATING COMPANY INCORPORATED++                                10.75         02/01/2016       1,546,750
                                                                                                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.92%
  2,120,000   CASE NEW HOLLAND INCORPORATED<<                                           7.13         03/01/2014       2,061,700
  2,050,000   SPX CORPORATION++                                                         7.63         12/15/2014       2,106,375
  2,550,000   TEREX CORPORATION                                                         8.00         11/15/2017       2,518,125
                                                                                                                      6,686,200
                                                                                                                   ------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.94%
  3,225,000   CORRECTIONS CORPORATION OF AMERICA<<                                      6.25         03/15/2013       3,160,500
    130,000   CORRECTIONS CORPORATION OF AMERICA                                        6.75         01/31/2014         129,025
                                                                                                                      3,289,525
                                                                                                                   ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

HIGH INCOME FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   ------------
LEGAL SERVICES: 1.08%
$ 3,630,000   FTI CONSULTING INCORPORATED                                               7.75%        10/01/2016    $  3,766,125
                                                                                                                   ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.48%
  1,660,000   INVACARE CORPORATION                                                      9.75         02/15/2015       1,680,750
                                                                                                                   ------------
METAL MINING: 1.73%
    150,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.25         04/01/2015         157,500
  4,020,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.38         04/01/2017       4,261,200
  2,020,000   NORANDA ALUMINUM HOLDING CORPORATION+/-                                   8.58         11/15/2014       1,605,900
                                                                                                                      6,024,600
                                                                                                                   ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.26%
  3,265,000   ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                 8.50         01/15/2013       3,044,613
  1,735,000   CLARKE AMERICAN CORPORATION                                               9.50         05/15/2015       1,361,975
                                                                                                                      4,406,588
                                                                                                                   ------------
MOTION PICTURES: 0.97%
  2,980,000   AMC ENTERTAINMENT INCORPORATED SERIES B<<                                 8.63         08/15/2012       3,069,400
    602,000   MUZAK FINANCE CORPORATION LLC                                            13.00         03/15/2010         301,000
                                                                                                                      3,370,400
                                                                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.45%
  1,830,000   FORD MOTOR CREDIT COMPANY LLC                                             7.00         10/01/2013       1,325,857
  1,695,000   FORD MOTOR CREDIT COMPANY LLC                                             8.00         12/15/2016       1,221,303
  2,110,000   GMAC LLC                                                                  6.63         05/15/2012       1,232,225
    450,000   GMAC LLC                                                                  6.75         12/01/2014         244,335
  1,935,000   GMAC LLC<<                                                                8.00         11/01/2031       1,043,640
                                                                                                                      5,067,360
                                                                                                                   ------------
OIL & GAS EXTRACTION: 8.02%
  3,450,000   CHESAPEAKE ENERGY CORPORATION                                             6.38         06/15/2015       3,208,500
    650,000   CHESAPEAKE ENERGY CORPORATION                                             6.88         11/15/2020         599,625
  2,105,000   COMPLETE PRODUCTION SERVICES INCORPORATED                                 8.00         12/15/2016       2,068,163
  2,550,000   FOREST OIL CORPORATION                                                    7.25         06/15/2019       2,346,000
  2,975,000   HILCORP ENERGY++                                                          7.75         11/01/2015       2,692,375
  2,855,000   KEY ENERGY SERVICES INCORPORATED++                                        8.38         12/01/2014       2,876,413
  1,650,000   NATIONAL OILWELL VARCO INCORPORATED SERIES B                              6.13         08/15/2015       1,603,689
  3,660,000   PRIDE INTERNATIONAL INCORPORATED                                          7.38         07/15/2014       3,714,900
    425,000   RANGE RESOURCES CORPORATION                                               7.25         05/01/2018         412,250
  3,225,000   RANGE RESOURCES CORPORATION                                               7.50         05/15/2016       3,192,750
  2,250,000   SANDRIDGE ENERGY INCORPORATED++                                           8.63         04/01/2015       2,171,250
  3,015,000   SOUTHWESTERN ENERGY COMPANY++                                             7.50         02/01/2018       3,082,838
                                                                                                                     27,968,753
                                                                                                                   ------------
PAPER & ALLIED PRODUCTS: 3.09%
  2,135,000   APPLETON PAPERS INCORPORATED SERIES B                                     9.75         06/15/2014       1,686,650
  2,220,000   GRAHAM PACKAGING COMPANY INCORPORATED<<                                   8.50         10/15/2012       2,092,350
    325,000   GRAHAM PACKAGING COMPANY INCORPORATED<<                                   9.88         10/15/2014         285,188
  2,485,000   P.H. GLATFELTER COMPANY                                                   7.13         05/01/2016       2,441,513
  2,185,000   ROCK-TENN COMPANY                                                         8.20         08/15/2011       2,239,625
    425,000   ROCK-TENN COMPANY++                                                       9.25         03/15/2016         435,625
  1,685,000   VERSO PAPER HOLDINGS LLC                                                  9.13         08/01/2014       1,583,900
                                                                                                                     10,764,851
                                                                                                                   ------------
PERSONAL SERVICES: 1.00%
    200,000   SERVICE CORPORATION INTERNATIONAL                                         7.50         04/01/2027         163,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

HIGH INCOME FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   ------------
PERSONAL SERVICES (continued)
$   100,000   SERVICE CORPORATION INTERNATIONAL                                         7.63%        10/01/2018    $     96,000
  3,465,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                               7.00         06/15/2017       3,231,113
                                                                                                                      3,490,613
                                                                                                                   ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.72%
  2,700,000   PETROHAWK ENERGY CORPORATION++                                            7.88         06/01/2015       2,517,750
                                                                                                                   ------------
PIPELINES: 1.15%
    845,000   DYNEGY HOLDINGS INCORPORATED                                              7.75         06/01/2019         779,513
  1,690,000   DYNEGY HOLDINGS INCORPORATED                                              8.38         05/01/2016       1,654,088
  1,505,000   WILLIAMS COMPANIES INCORPORATED                                           7.63         07/15/2019       1,572,725
                                                                                                                      4,006,326
                                                                                                                   ------------
PRIMARY METAL INDUSTRIES: 1.67%
  2,510,000   BELDEN CDT INCORPORATED                                                   7.00         03/15/2017       2,371,950
  3,545,000   STEEL DYNAMICS INCORPORATED++                                             7.75         04/15/2016       3,460,806
                                                                                                                      5,832,756
                                                                                                                   ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.97%
  2,840,000   IDEARC INCORPORATED                                                       8.00         11/15/2016       1,285,100
  1,785,000   NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY<<                            10.00         08/01/2014       1,807,313
    425,000   NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY##                            12.89         08/01/2016         291,125
                                                                                                                      3,383,538
                                                                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 2.48%
  2,815,000   RECKSON OPERATING PARTNERSHIP LP                                          6.00         03/31/2016       2,401,713
  2,110,000   ROUSE COMPANY LP++                                                        6.75         05/01/2013       1,753,604
  4,715,000   VENTAS REALTY LP<<                                                        6.75         04/01/2017       4,479,250
                                                                                                                      8,634,567
                                                                                                                   ------------
RENTAL AUTO/EQUIPMENT: 0.87%
  2,630,000   AVIS BUDGET CAR RENTAL LLC                                                7.75         05/15/2016       1,794,975
  1,315,000   HERTZ CORPORATION                                                         8.88         01/01/2014       1,231,169
                                                                                                                      3,026,144
                                                                                                                   ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.51%
     75,000   GOODYEAR TIRE & RUBBER COMPANY                                            7.86         08/15/2011          75,375
  1,654,000   GOODYEAR TIRE & RUBBER COMPANY<<                                          9.00         07/01/2015       1,699,485
                                                                                                                      1,774,860
                                                                                                                   ------------
SOCIAL SERVICES: 0.02%
     75,000   SERVICE CORPORATION INTERNATIONAL                                         7.88         02/01/2013          75,188
                                                                                                                   ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.51%
    600,000   CROWN CORK & SEAL COMPANY INCORPORATED                                    8.00         04/15/2023         534,000
    525,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                               8.25         05/15/2013         540,750
  4,160,000   OWENS-ILLINOIS INCORPORATED                                               7.80         05/15/2018       4,201,600
                                                                                                                      5,276,350
                                                                                                                   ------------
TEXTILE MILL PRODUCTS: 1.21%
  2,190,000   INTERFACE INCORPORATED                                                    9.50         02/01/2014       2,299,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

HIGH INCOME FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   ------------
TEXTILE MILL PRODUCTS (continued)
$ 2,095,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                           8.88%        09/15/2013    $  1,924,781
                                                                                                                      4,224,281
                                                                                                                   ------------
TRANSPORTATION EQUIPMENT: 0.76%
    200,000   GENERAL MOTORS CORPORATION<<                                              7.20         01/15/2011         128,500
  2,530,000   GENERAL MOTORS CORPORATION<<                                              8.38         07/15/2033       1,252,350
  1,690,000   LEAR CORPORATION SERIES B                                                 8.75         12/01/2016       1,271,725
                                                                                                                      2,652,575
                                                                                                                   ------------
WATER TRANSPORTATION: 0.12%
    460,000   OVERSEAS SHIPHOLDING GROUP                                                7.50         02/15/2024         419,750
                                                                                                                   ------------
WHOLESALE TRADE-DURABLE GOODS: 0.06%
    225,000   OMNICARE INCORPORATED                                                     6.88         12/15/2015         211,500
                                                                                                                   ------------
TOTAL CORPORATE BONDS & NOTES (COST $312,787,596)                                                                   297,019,800
                                                                                                                   ------------
FOREIGN CORPORATE BONDS: 3.48%
  3,000,000   FMC FINANCE III SA                                                        6.88         07/15/2017       2,880,000
  3,090,000   INEOS GROUP HOLDINGS PLC++<<                                              8.50         02/15/2016       1,977,600
  1,545,000   INTELSAT (BERMUDA) LIMITED                                                9.25         06/15/2016       1,517,963
  3,380,000   INTELSAT (BERMUDA) LIMITED                                               11.25         06/15/2016       3,544,775
     25,000   VIDEOTRON LIMITED                                                         6.38         12/15/2015          23,344
    365,000   VIDEOTRON LIMITED                                                         6.88         01/15/2014         354,506
  1,760,000   VIDEOTRON LIMITED++                                                       9.13         04/15/2018       1,850,200
TOTAL FOREIGN CORPORATE BONDS@ (COST $13,412,597)                                                                    12,148,388
                                                                                                                   ------------
TERM LOANS: 2.49%
     93,870   ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                            2.60         03/28/2014          91,719
    156,130   ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                            4.23         03/28/2014         152,422
  1,092,387   CALPINE CORPORATION DIP TERM LOAN B                                       5.58         03/29/2009       1,014,095
    650,000   CHARTER COMMUNICATIONS CORPORATION 3RD LIEN TERM LOAN                     5.30         03/01/2014         522,035
    174,125   CHARTER COMMUNICATIONS OPERATING LLC 1ST LIEN (REFINANCE)
                 TERM LOAN                                                              4.90         03/06/2014         152,098
    149,244   CROWN CASTLE OPERATING COMPANY TERM LOAN                                  4.30         03/06/2014         139,451
    824,921   CSC HOLDINGS INCORPORATED TERM LOAN                                       4.23         03/23/2013         784,838
    696,720   GENERAL MOTORS CORPORATION TERM LOAN B                                    5.16         12/15/2013         518,283
  1,875,284   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                          4.68         12/20/2012       1,770,381
  1,043,142   GEORGIA-PACIFIC TERM LOAN B2                                              4.67         12/20/2012         984,987
    394,000   HCA INCORPORATED SERIES B TERM LOAN                                       5.05         11/14/2013         369,131
    128,866   NIELSEN FINANCE LLC TERM LOAN                                             5.17         08/09/2013         119,061
    300,684   NRG ENERGY INCORPORATED TERM LOAN B1                                      4.20         02/01/2013         285,130
    146,421   NRG ENERGY INCORPORATED TERM LOAN L                                       2.70         02/02/2011         138,847
    742,311   SUNGARD DATA SYSTEM TERM LOAN                                             4.51         02/11/2013         696,288
    450,000   THE GOODYEAR TIRE & RUBBER COMPANY 2ND LIEN TERM LOAN                     4.54         04/30/2014         411,188
    563,522   WASTE SERVICES INCORPORATED TRANCHE B TERM LOAN                           5.15         04/30/2011         556,438
TOTAL TERM LOANS (COST $9,388,731)                                                                                    8,706,392
                                                                                                                   ------------

SHARES
-----------
PREFERRED STOCKS: 0.00%
          1   ION MEDIA NETWORKS INCORPORATED+(I)(A)                                                                          0
TOTAL PREFERRED STOCKS (COST $1,688)                                                                                          0
                                                                                                                   ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

HIGH INCOME FUND

SHARES        SECURITY NAME                                                                                            VALUE
-----------   ------------------------------------------------------------------                                   ------------
COLLATERAL FOR SECURITIES LENDING: 7.67%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.68%
    587,950   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                            $    587,950
    587,950   DAILY ASSETS MONEY MARKET FUND                                                                            587,950
    587,950   DREYFUS CASH MANAGEMENT FUND                                                                              587,950
    587,950   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           587,950
                                                                                                                      2,351,800
                                                                                                                   ------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
---------                                                                          -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 6.99%
$   431,164   ALPINE SECURITIZATION CORPORATION++                                       2.47%        09/18/2008         430,602
     78,393   AMSTEL FUNDING CORPORATION++                                              2.50         09/02/2008          78,377
    439,003   AMSTEL FUNDING CORPORATION++                                              2.70         09/03/2008         438,871
    172,465   ASPEN FUNDING CORPORATION++                                               2.12         09/02/2008         172,435
    194,024   ASPEN FUNDING CORPORATION++                                               2.48         09/25/2008         193,676
    352,770   ATLANTIS ONE FUNDING CORPORATION++                                        2.55         09/26/2008         352,096
    195,983   BANCO SANTANDER TOTTA LOAN+++/-                                           2.49         10/15/2008         195,942
  2,900,556   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,901,242)                 2.13         09/02/2008       2,900,556
    195,983   BANK OF IRELAND+++/-                                                      2.80         10/14/2008         195,967
    431,164   CAFCO LLC++                                                               2.40         09/22/2008         430,503
    156,787   CANCARA ASSET SECURITIZATION LIMITED++                                    2.50         09/04/2008         156,732
    172,465   CBA (DELAWARE) FINANCE INCORPORATED                                       2.35         09/02/2008         172,432
    200,144   CHEYNE FINANCE LLC+++/-(I)(A)####                                         1.99         02/25/2008           3,302
    154,090   CHEYNE FINANCE LLC+++/-(I)(A)####                                         2.17         05/19/2008           2,542
    368,449   CRC FUNDING LLC++                                                         2.42         09/23/2008         367,855
    634,987   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                 $635,142)                                                              2.20         09/02/2008         634,987
    370,205   DANSKE BANK A/S COPENHAGEN                                                1.88         09/02/2008         370,205
    674,183   DANSKE BANK A/S COPENHAGEN                                                2.03         09/02/2008         674,183
    274,377   DANSKE BANK A/S COPENHAGEN                                                2.03         09/02/2008         274,377
    587,950   DANSKE BANK A/S COPENHAGEN                                                2.15         09/02/2008         587,950
    540,914   DANSKE BANK A/S COPENHAGEN                                                2.18         09/02/2008         540,914
    540,914   DANSKE BANK A/S COPENHAGEN                                                2.20         09/02/2008         540,914
    407,646   DANSKE BANK A/S COPENHAGEN                                                2.23         09/02/2008         407,646
    133,269   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $133,301)                      2.18         09/02/2008         133,269
  2,179,336   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,179,854)                 2.14         09/02/2008       2,179,336
    344,931   ERASMUS CAPITAL CORPORATION++                                             2.48         09/02/2008         344,860
    431,164   FAIRWAY FINANCE CORPORATION++                                             2.54         09/16/2008         430,647
    219,502   FALCON ASSET SECURITIZATION CORPORATION++                                 2.45         09/22/2008         219,158
    274,377   FALCON ASSET SECURITIZATION CORPORATION++                                 2.45         09/25/2008         273,891
    137,188   FORTIS BANQUE LUXEMBOURG                                                  2.47         09/18/2008         137,010
    117,590   GEMINI SECURITIZATION INCORPORATED++                                      2.47         09/26/2008         117,372
    274,377   GRAMPIAN FUNDING LIMITED++                                                2.56         09/24/2008         273,889
    761,432   GRYPHON FUNDING LIMITED(I)(A)                                             0.00         08/23/2009         338,609
    509,557   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(I)(A)                       2.55         10/16/2008         509,557
    180,305   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES (MATURITY VALUE $180,349)                         2.20         09/02/2008         180,305
  2,234,212   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,234,741)                    2.13         09/02/2008       2,234,212
    196,736   JUPITER SECURITIZATION CORPORATION++                                      2.45         09/25/2008         196,388
    180,305   LIBERTY STREET FUNDING CORPORATION++                                      2.47         09/17/2008         180,082
    150,907   LIBERTY STREET FUNDING CORPORATION++                                      2.48         09/19/2008         150,699
    129,349   LMA AMERICAS LLC++                                                        2.58         09/23/2008         129,127
    431,164   MAZARIN FUNDING CORPORATION++                                             2.50         09/26/2008         430,355
    145,028   MONT BLANC CAPITAL CORPORATION                                            2.55         09/05/2008         144,966
     94,072   MONT BLANC CAPITAL CORPORATION++                                          2.55         09/08/2008          94,012
     36,257   MORGAN STANLEY+/-                                                         2.62         10/15/2008          36,257
     58,913   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MONEY MARKET SECURITIES (MATURITY VALUE $58,925)                     1.90         09/02/2008          58,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

HIGH INCOME FUND

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
---------     ------------------------------------------------------------------   -------------   -------------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    58,795   NORDEA NORTH AMERICA INCORPORATED                                         2.39%        09/16/2008    $     58,729
    391,967   NORTHERN ROCK PLC+++/-                                                    2.49         10/03/2008         391,549
     71,550   OLD LINE FUNDING CORPORATION++                                            2.50         09/08/2008          71,505
    368,449   PRUDENTIAL PLC++                                                          2.42         09/10/2008         368,177
    431,164   RANGER FUNDING CORPORATION++                                              2.45         09/24/2008         430,430
    329,252   SALISBURY RECEIVABLES COMPANY++                                           2.50         09/10/2008         329,001
    352,770   SCALDIS CAPITAL LIMITED++                                                 2.60         09/24/2008         352,133
    423,324   SHEFFIELD RECEIVABLES CORPORATION++                                       2.48         09/09/2008         423,033
    431,164   SOLITAIRE FUNDING LLC++                                                   2.45         09/26/2008         430,371
    243,020   STANFIELD VICTORIA FUNDING LLC++ +/-(I)(A)####                            2.79         04/03/2008         194,416
    391,967   STANFIELD VICTORIA FUNDING LLC++ +/-(I)(A)####                            2.81         02/15/2008         313,574
    215,582   STARBIRD FUNDING CORPORATION++                                            2.70         09/23/2008         215,194
    219,502   STARBIRD FUNDING CORPORATION++                                            2.76         09/24/2008         219,082
    407,646   SWEDBANK MORTGAGE AB                                                      2.48         09/19/2008         407,084
     97,192   TULIP FUNDING CORPORATION++                                               2.45         09/26/2008          97,014
    195,983   UNICREDITO ITALIANO BANK (IRELAND)++ +/-                                  2.50         10/14/2008         195,956
    195,983   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB++ +/-                       2.49         10/08/2008         195,960
    337,092   VICTORIA FINANCE LLC++ +/-(I)(A)####                                      2.20         07/28/2008         269,673
    195,983   VICTORIA FINANCE LLC++ +/-(I)(A)####                                      2.22         08/07/2008         156,787
    391,967   WHITE PINE FINANCE LLC++ +/-(I)(A)####                                    2.85         02/22/2008         359,433
                                                                                                                     24,395,079
                                                                                                                   ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,525,064)                                                           26,746,879
                                                                                                                   ------------

SHARES
-----------
SHORT-TERM INVESTMENTS: 7.51%
 26,197,223   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           26,197,223
                                                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,197,223)                                                                      26,197,223
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $389,312,899)*                                     106.29%                                                $370,818,682
OTHER ASSETS AND LIABILITIES, NET                            (6.29)                                                 (21,948,098)
                                                            ------                                                 ------------
TOTAL NET ASSETS                                            100.00%                                                $348,870,584
                                                            ------                                                 ------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

##    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

(I)  ILLIQUID SECURITY.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $26,197,223.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
AGENCY NOTES - INTEREST BEARING: 1.61%
$ 5,000,000   FHLMC<<                                                                4.75%    01/18/2011   $  5,163,485
    485,000   FNMA<<                                                                 3.88     11/17/2008        485,885
TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,469,817)                                                       5,649,370
                                                                                                           ------------
AGENCY SECURITIES: 6.68%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.47%
    305,000   FHLMC<<                                                                5.25     07/18/2011        319,262
        461   FHLMC #160089                                                         10.75     09/01/2009            476
      8,882   FHLMC #170151                                                         10.50     01/01/2016         10,062
        690   FHLMC #183254                                                          9.50     03/01/2011            733
      8,869   FHLMC #1B0123+/-                                                       7.28     09/01/2031          8,988
      6,478   FHLMC #1B0128+/-                                                       7.28     09/01/2031          6,565
      6,364   FHLMC #255531                                                         10.25     07/01/2009          6,426
      2,408   FHLMC #360016                                                         10.50     11/01/2017          2,756
      2,989   FHLMC #360056                                                         10.50     02/01/2019          3,500
      1,776   FHLMC #360057                                                         10.50     03/01/2019          2,090
      2,105   FHLMC #360059                                                         10.50     04/01/2019          2,469
      1,233   FHLMC #360061                                                         10.50     05/01/2019          1,447
     21,069   FHLMC #360063                                                         10.50     06/01/2019         24,567
      3,588   FHLMC #360065                                                         10.50     07/01/2019          4,193
    611,409   FHLMC #555316                                                          9.00     06/01/2019        666,331
    407,592   FHLMC #555408                                                         10.50     08/01/2018        465,516
    556,419   FHLMC #555500                                                          8.50     09/01/2017        599,503
    699,273   FHLMC #555514                                                          9.00     10/01/2019        778,058
     17,287   FHLMC #786823+/-                                                       5.40     07/01/2029         17,635
    118,725   FHLMC #789272+/-                                                       5.48     04/01/2032        120,673
    340,220   FHLMC #865496+/-                                                       6.02     05/01/2026        346,871
    438,532   FHLMC #A01734                                                          9.00     08/01/2018        481,248
    734,613   FHLMC #G01126<<                                                        9.50     12/01/2022        817,810
     98,853   FHLMC #G10747                                                          7.50     10/01/2012        102,846
    191,667   FHLMC #G11150                                                          7.50     12/01/2011        198,012
     20,837   FHLMC #G11345                                                          7.50     12/01/2011         21,592
     46,560   FHLMC #G11391                                                          7.50     06/01/2012         48,404
    107,547   FHLMC #G90023                                                          7.00     11/17/2013        111,957
                                                                                                              5,169,990
                                                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.29%
  5,350,000   FNMA<<                                                                 6.63     09/15/2009      5,534,586
      4,265   FNMA #100001                                                           9.00     02/15/2020          4,729
    964,970   FNMA #100042                                                          11.00     10/15/2020      1,081,415
    127,034   FNMA #100202                                                           9.50     02/15/2011        131,621
    141,722   FNMA #100255                                                           8.33     07/15/2020        157,270
    488,337   FNMA #190075                                                           8.50     02/01/2023        522,471
    348,885   FNMA #302507                                                           9.00     11/01/2024        389,000
     50,971   FNMA #313617                                                           8.00     09/01/2023         54,642
    843,174   FNMA #323582                                                           8.00     04/01/2017        900,863
     29,300   FNMA #392645                                                           8.00     12/01/2013         30,952
    479,181   FNMA #426828                                                           8.00     09/01/2019        521,594
    251,246   FNMA #426832                                                           8.50     07/01/2018        274,859
    406,884   FNMA #545131                                                           8.00     03/01/2013        410,508
     71,057   FNMA #545157                                                           8.50     11/01/2012         71,771
    287,294   FNMA #545460+/-                                                        7.04     11/01/2031        293,218
  1,658,612   FNMA #598559                                                           6.50     08/01/2031      1,732,950
    171,871   FNMA #70801                                                           12.00     03/01/2017        191,082
  2,720,523   FNMA #712107                                                           6.00     03/01/2033      2,766,520
                                                                                                             15,070,051
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.91%
$    96,825   GNMA #780029                                                           9.00%    11/15/2024   $    106,023
  1,660,115   GNMA #780110<<                                                        12.50     04/15/2019      1,934,788
     11,998   GNMA #780134                                                           8.50     05/15/2010         12,059
    291,300   GNMA #780267                                                           9.00     11/15/2017        319,546
    133,200   GNMA #780288<<                                                         8.00     12/15/2023        147,142
         93   GNMA #780333                                                           8.00     12/15/2008             93
    584,853   GNMA #781311<<                                                         7.50     02/15/2013        601,837
     64,730   GNMA #781540<<                                                         7.00     05/15/2013         67,557
     17,824   GNMA #927                                                             10.00     02/20/2018         20,213
                                                                                                             3,209,258
                                                                                                           ------------
SMALL BUSINESS ADMINISTRATION: 0.01%
    631,394   SBA #0191(C)++                                                         2.10     07/30/2018         17,955
                                                                                                           ------------
TOTAL AGENCY SECURITIES (COST $24,137,307)                                                                  23,467,254
                                                                                                           ------------
ASSET BACKED SECURITIES: 9.10%
  2,250,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-               2.67     09/15/2011      2,205,402
  3,900,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                     2.79     03/15/2012      3,827,432
  1,475,450   BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                     2.66     11/16/2009      1,471,360
  2,150,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-        3.17     07/15/2010      2,113,922
  1,363,799   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                 3.07     05/25/2033        693,579
  1,600,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                        2.73     01/15/2015      1,526,242
  3,308,808   CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)           0.54     07/15/2027          2,068
  3,301,165   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A          7.23     07/16/2028          1,032
    294,419   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-            2.76     02/15/2034        207,089
    830,874   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-           2.77     12/15/2033        510,751
  2,000,000   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                             3.81     07/08/2011      1,996,885
  1,243,064   DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                     5.00     05/08/2010      1,250,330
 28,606,256   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(C)++                   0.83     09/29/2031        657,944
  1,500,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-              3.22     11/15/2012      1,475,578
    600,085   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                2.49     12/15/2009        599,947
     94,183   GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                      2.59     08/25/2035         93,618
  2,545,989   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                      3.98     02/25/2034      1,636,056
  1,754,143   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                              2.57     12/25/2031      1,228,066
    139,380   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                        2.94     03/25/2032        102,785
  2,876,177   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                 M1+/-                                                               3.60     10/25/2033      2,463,715
  2,618,152   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                 M1+/-                                                               3.90     04/25/2033      1,972,144
  4,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++          3.07     01/23/2011      3,580,000
  2,800,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++          3.02     06/23/2012      2,347,800
TOTAL ASSET BACKED SECURITIES (COST $40,509,637)                                                             31,963,745
                                                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.17%
  4,392,112   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                         3.15     10/25/2033      3,456,279
 37,000,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2001-PB1 CLASS XP+/-(C)++                                           1.78     05/11/2035        988,455
    127,570   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-         5.92     10/20/2032        127,840
    499,991   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                 3.12     03/25/2034        356,239
  3,493,676   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-         5.24     12/25/2035      3,246,118
    237,001   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                 CLASS AA+/-                                                         2.80     12/25/2034        217,791
    220,292   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-       2.53     11/25/2036        217,711
    581,197   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
                 CLASS 2A2A+/-                                                       5.53     03/20/2036        534,333
    547,545   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                              5.56     06/19/2031        546,609
    184,630   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                                4.58     09/25/2034        124,770

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$43,014,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CK6 CLASS ACP+/-(C)                                     0.93%    08/15/2036   $    101,092
    480,734   DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                      8.45     09/20/2019        480,532
  1,094,145   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-               3.22     09/25/2033        964,245
    108,363   FHLMC SERIES 2198 CLASS SC+/-                                          9.00     06/15/2028        109,699
    920,541   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6          9.50     02/25/2042        935,645
     45,857   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                              6.00     07/25/2043         45,990
  1,678,617   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 2A1+/-                                                              5.81     10/25/2043      1,682,717
    199,082   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                             9.50     11/25/2031        218,054
  1,422,464   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                            9.50     05/25/2042      1,554,189
    392,007   FNMA SERIES 1989-29 CLASS Z                                           10.00     06/25/2019        427,024
    301,658   FNMA SERIES 1989-63 CLASS Z                                            9.40     10/25/2019        324,254
    478,193   FNMA SERIES 2003-W19 CLASS 1A4                                         4.78     11/25/2033        477,062
    607,324   FNMA SERIES G95-2 CLASS IO+/-(C)                                      10.00     05/25/2020        133,065
     75,151   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                            6.85     06/25/2033         75,397
  2,738,749   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                             5.86     08/25/2042      2,747,439
    260,566   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                           10.09     10/25/2042        291,315
  1,952,179   GNMA SERIES 2007-69 CLASS TA<<+/-                                      4.82     06/16/2031      1,974,714
    156,372   GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                 1998-GN1 CLASS M2                                                   8.02     02/25/2027        146,325
    782,940   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                   8.00     09/19/2027        803,046
  2,503,723   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                 2.87     06/25/2034      2,343,307
  1,760,919   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                 5.92     06/25/2034      1,588,809
  1,748,267   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++              2.82     01/25/2036      1,729,142
  2,241,612   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++              2.87     04/25/2036      2,221,553
    432,649   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                     4.21     04/25/2032        384,787
  1,416,302   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                    4.89     04/25/2035      1,386,037
  1,855,230   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                   5.11     06/25/2035      1,794,793
  1,376,056   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                    5.38     08/25/2035      1,342,367
  1,648,230   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                 1A1+/-++                                                            4.94     09/28/2044      1,623,507
     35,359   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                      6.17     10/25/2032         34,745
 13,856,556   MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-(C)++               0.74     11/15/2031        337,120
  2,889,429   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-       5.08     02/25/2035      1,848,307
  5,996,804   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                     3.86     09/10/2035      2,734,807
     63,849   SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A##        5.75     10/23/2017         60,309
  2,604,830   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                 A+/-++                                                              8.58     07/15/2027      2,600,505
     11,579   STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                 CLASS BO##                                                          0.07     06/25/2023         11,516
    136,458   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                    2.95     12/25/2034        123,221
    148,593   USGI FHA PROJECT LOAN                                                  7.44     11/24/2019        147,107
    300,907   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                 6.32     08/25/2032        281,240
    300,907   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                 6.32     08/25/2032        271,075
     80,003   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-                 6.42     12/28/2037         79,865
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $52,816,862)                                                 46,252,068
                                                                                                           ------------
CORPORATE BONDS & NOTES: 32.50%
AGRICULTURAL PRODUCTION CROPS: 0.50%
  1,770,000   BUNGE LIMITED FINANCE CORPORATION                                      4.38     12/15/2008      1,771,890
                                                                                                           ------------
AMUSEMENT & RECREATION SERVICES: 0.23%
    800,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                    4.13     12/01/2010        800,000
                                                                                                           ------------
APPAREL & ACCESSORY STORES: 0.57%
  2,000,000   MAY DEPARTMENT STORES COMPANY                                          5.95     11/01/2008      1,999,674
                                                                                                           ------------
CHEMICALS & ALLIED PRODUCTS: 1.63%
  1,750,000   CLOROX COMPANY                                                         4.20     01/15/2010      1,736,095
  2,000,000   CLOROX COMPANY                                                         5.00     03/01/2013      1,980,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
CHEMICALS & ALLIED PRODUCTS (continued)
$ 2,000,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                   4.85%    05/15/2013   $  2,014,888
                                                                                                              5,731,195
                                                                                                           ------------
COMMUNICATIONS: 5.92%
  2,500,000   AMERITECH CAPITAL FUNDING CORPORATION                                  6.25     05/18/2009      2,533,405
  2,000,000   CITIZENS COMMUNICATIONS COMPANY                                        9.25     05/15/2011      2,070,000
  3,000,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                     8.38     03/15/2013      3,313,623
  1,750,000   COX COMMUNICATIONS INCORPORATED                                        7.88     08/15/2009      1,785,004
  2,000,000   SPRINT CAPITAL CORPORATION<<                                           6.38     05/01/2009      2,015,000
  2,000,000   TIME WARNER CABLE INCORPORATED                                         5.40     07/02/2012      1,984,730
  3,100,000   TIME WARNER ENTERTAINMENT COMPANY LP                                   7.25     09/01/2008      3,100,000
  2,000,000   VERIZON COMMUNICATIONS INCORPORATED                                    5.25     04/15/2013      2,010,286
  2,000,000   VIACOM INCORPORATED+/-                                                 3.13     06/16/2009      1,981,848
                                                                                                             20,793,896
                                                                                                           ------------
DEPOSITORY INSTITUTIONS: 2.61%
  1,715,000   CITIGROUP INCORPORATED                                                 6.50     08/19/2013      1,716,871
  2,000,000   HUNTINGTON CAPITAL TRUST I+/-                                          3.50     02/01/2027      1,125,486
  2,000,000   INDEPENDENCE COMMUNITY BANK CORPORATION+/-                             3.50     06/20/2013      1,509,498
  3,000,000   ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                             3.09     10/09/2009      2,984,130
  2,000,000   WACHOVIA CORPORATION+/-                                                2.90     03/15/2011      1,826,496
                                                                                                              9,162,481
                                                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES: 4.91%
  1,800,000   ENERGY TRANSFER PARTNERS LP                                            6.00     07/01/2013      1,817,048
  2,500,000   ENTERGY GULF STATES INCORPORATED                                       5.12     08/01/2010      2,491,588
  2,000,000   INDIANA MICHIGAN POWER COMPANY                                         6.38     11/01/2012      2,047,534
  2,000,000   NEVADA POWER COMPANY                                                   6.50     04/15/2012      2,073,064
  4,000,000   NIAGARA MOHAWK POWER CORPORATION SERIES G                              7.75     10/01/2008      4,011,248
    842,695   SALTON SEA FUNDING CORPORATION SERIES C                                7.84     05/30/2010        847,810
  3,920,000   WASTE MANAGEMENT INCORPORATED                                          6.50     11/15/2008      3,943,426
                                                                                                             17,231,718
                                                                                                           ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.55%
  2,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                                  3.03     06/15/2010      1,920,930
                                                                                                           ------------
FOOD & KINDRED PRODUCTS: 1.75%
  3,250,000   HJ HEINZ COMPANY++                                                     6.43     12/01/2008      3,267,875
  2,797,000   KRAFT FOODS INCORPORATED                                               6.25     06/01/2012      2,889,743
                                                                                                              6,157,618
                                                                                                           ------------
FOOD STORES: 0.59%
  2,000,000   KROGER COMPANY                                                         6.20     06/15/2012      2,068,728
                                                                                                           ------------
GENERAL MERCHANDISE STORES: 0.29%
  1,000,000   TARGET CORPORATION                                                     5.13     01/15/2013      1,017,722
                                                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.54%
    650,000   CASE NEW HOLLAND INCORPORATED                                          6.00     06/01/2009        646,750
  1,285,000   DELL INCORPORATED++                                                    4.70     04/15/2013      1,263,003
                                                                                                              1,909,753
                                                                                                           ------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.58%
  2,000,000   NEW YORK LIFE GLOBAL FUNDING++                                         5.25     10/16/2012      2,024,076
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
INSURANCE CARRIERS: 1.61%
$ 2,000,000   PRICOA GLOBAL FUNDING I++                                              5.40%    10/18/2012   $  1,996,848
  1,720,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS                                   5.30     04/24/2013      1,717,910
  2,000,000   UNITEDHEALTH GROUP INCORPORATED                                        4.88     02/15/2013      1,942,018
                                                                                                              5,656,776
                                                                                                           ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.86%
  2,950,000   XEROX CORPORATION                                                      6.88     08/15/2011      3,040,925
                                                                                                           ------------
MISCELLANEOUS RETAIL: 0.64%
  2,157,825   CVS CAREMARK CORPORATION++                                             7.77     01/10/2012      2,243,995
                                                                                                           ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.95%
  2,000,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN<<+/-++                   3.19     02/05/2010      1,999,946
  2,000,000   CME GROUP INCORPORATED                                                 5.40     08/01/2013      2,003,052
  1,350,000   COUNTRYWIDE HOME LOAN                                                  5.63     07/15/2009      1,319,837
  3,000,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                      5.25     10/19/2012      3,037,101
  2,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-                                 3.13     07/29/2009      2,006,718
                                                                                                             10,366,654
                                                                                                           ------------
OIL & GAS EXTRACTION: 0.60%
  2,010,000   ENTERPRISE PRODUCTS PARTNERS OPERATING LP                              7.50     02/01/2011      2,112,663
                                                                                                           ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.57%
  2,000,000   VALERO ENERGY CORPORATION                                              3.50     04/01/2009      1,996,240
                                                                                                           ------------
PIPELINES: 0.51%
  1,800,000   PLAINS ALL AMERICAN PIPELINE LP                                        4.75     08/15/2009      1,794,514
                                                                                                           ------------
RAILROAD TRANSPORTATION: 0.13%
    460,000   CSX CORPORATION                                                        6.25     10/15/2008        461,100
                                                                                                           ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.11%
  2,500,000   EQUITY ONE INCORPORATED                                                3.88     04/15/2009      2,464,695
  1,499,000   HRPT PROPERTIES TRUST+/-                                               3.38     03/16/2011      1,431,828
                                                                                                              3,896,523
                                                                                                           ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.72%
  2,000,000   BEAR STEARNS COMPANY INCORPORATED SERIES MTN                           5.85     07/19/2010      2,040,122
  2,000,000   LEHMAN BROTHERS HOLDING INCORPORATED                                   5.75     04/25/2011      1,848,230
  2,145,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                        4.83     10/27/2008      2,143,859
                                                                                                              6,032,211
                                                                                                           ------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.13%
  2,000,000   CARGILL INCORPORATED++                                                 5.20     01/22/2013      1,994,464
  2,000,000   SYSCO CORPORATION                                                      4.20     02/12/2013      1,977,634
                                                                                                              3,972,098
                                                                                                           ------------
TOTAL CORPORATE BONDS & NOTES (COST $116,084,869)                                                           114,163,380
                                                                                                           ------------
FOREIGN CORPORATE BONDS@: 12.38%
  2,000,000   BRITISH SKY BROADCASTING GROUP  PLC                                    6.88     02/23/2009      2,023,502
  3,450,000   BRITISH SKY BROADCASTING GROUP PLC                                     8.20     07/15/2009      3,577,195
  2,395,000   COVIDIEN INTERNATIONAL FINANCE                                         5.15     10/15/2010      2,430,185
  3,235,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV+/-                           2.98     03/23/2009      3,224,337
  1,655,000   DIAGEO FINANCE BV                                                      3.88     04/01/2011      1,643,667
  2,700,000   ENCANA CORPORATION                                                     4.60     08/15/2009      2,704,892

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
FOREIGN CORPORATE BONDS (continued)
$ 1,500,000   KOREA DEVELOPMENT BANK                                                 4.63%    09/16/2010   $  1,498,910
  2,500,000   PCCW HKT CAPITAL LIMITED++                                             8.00     11/15/2011      2,654,943
    400,000   PEMEX FINANCE LIMITED                                                  9.69     08/15/2009        412,000
  2,500,000   ROGERS WIRELESS INCORPORATED                                           9.63     05/01/2011      2,756,555
  2,000,000   SABMILLER PLC++                                                        6.20     07/01/2011      2,068,494
  2,000,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                        6.38     10/01/2011      1,972,500
  1,500,000   SHAW COMMUNICATIONS INCORPORATION                                      7.25     04/06/2011      1,516,875
  2,500,000   TELEFONICA EMISIONES SAU+/-                                            3.10     06/19/2009      2,488,870
    500,000   TELEFONOS DE MEXICO SA                                                 4.50     11/19/2008        501,205
  2,000,000   THOMSON CORPORATION                                                    4.25     08/15/2009      1,992,404
  4,000,000   TRANSOCEAN INCORPORATED+/-                                             2.87     09/05/2008      4,000,016
  2,000,000   WEATHERFORD INTERNATIONAL LIMITED                                      5.15     03/15/2013      1,976,950
  4,000,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                          6.50     12/15/2008      4,038,404
TOTAL FOREIGN CORPORATE BONDS (COST $43,451,976)                                                             43,481,904
                                                                                                           ------------
FOREIGN GOVERNMENT BONDS@: 0.60%
  2,000,000   NATIONAL AUSTRALIA BANK LIMITED SERIES A                               8.60     05/19/2010      2,103,435
TOTAL FOREIGN GOVERNMENT BONDS (COST $2,128,089)                                                              2,103,435
                                                                                                           ------------
MUNICIPAL BONDS & NOTES: 11.70%
ARIZONA: 1.47%
  5,000,000   PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
                 REVENUE, AMBAC INSURED)                                             7.13     12/01/2021      5,152,250
                                                                                                           ------------
CALIFORNIA: 2.44%
  2,500,000   ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
              (OTHER REVENUE, MBIA INSURED)##                                        4.23     12/01/2009      2,372,700
  6,690,000   LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
                 TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)##             4.17     06/30/2010      6,202,968
                                                                                                              8,575,668
                                                                                                           ------------
FLORIDA: 1.46%
  5,000,000   SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
                  PREREFUNDED (OTHER REVENUE)ss                                     11.50     10/01/2013      5,138,250
                                                                                                           ------------
GEORGIA: 0.88%
  3,000,000   ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT (LEASE
                  REVENUE, FIRST SECURITY BANK LOC)                                  7.00     12/01/2028      3,070,500
                                                                                                           ------------
ILLINOIS: 0.52%
    560,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES A (GO - SCHOOL
                  DISTRICTS, FIRST SECURITY BANK LOC)##                              3.84     12/01/2008        554,680
  1,475,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
                 DISTRICTS, FIRST SECURITY BANK LOC)##                               4.60     12/01/2011      1,272,409
                                                                                                              1,827,089
                                                                                                           ------------
IOWA: 0.09%
    315,000   TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                 REVENUE LOC)                                                        6.79     06/01/2010        323,136
                                                                                                           ------------
LOUISIANA: 0.35%
  1,270,165   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                 (OTHER REVENUE LOC)                                                 6.36     05/15/2025      1,238,487
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
MASSACHUSETTS: 0.87%
$ 3,000,000   NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)                                   7.04%    10/01/2028   $  3,041,430
                                                                                                           ------------
NEVADA: 0.57%
  2,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                 REVENUE LOC)+/-ss                                                    9.50    07/01/2012      2,000,000
                                                                                                           ------------
PENNSYLVANIA: 0.89%
  3,565,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                 APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
                 REVENUE)##                                                          5.69     12/15/2010      3,121,229
                                                                                                           ------------
PUERTO RICO: 1.34%
  4,500,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A (OTHER
                 REVENUE)ss                                                          6.10     08/01/2017      4,719,375
                                                                                                           ------------
TEXAS: 0.82%
  1,330,000   HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN PUTTABLE
              SERIES A2 (SPORTS FACILITIES REVENUE, MBIA INSURED)##ss                4.20     12/01/2008      1,316,195
  1,570,000   REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE
                 REVENUE, ACA INSURED)                                               5.75     03/01/2012      1,560,203
                                                                                                              2,876,398
                                                                                                           ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $41,663,957)                                                             41,083,812
                                                                                                           ------------
US TREASURY SECURITIES: 0.76%
US TREASURY NOTES: 0.76%
     25,000   US TREASURY NOTE<<                                                     4.88     06/30/2012         26,814
  2,635,000   US TREASURY NOTE<<                                                     3.13     04/30/2013      2,645,498
                                                                                                              2,672,312
                                                                                                           ------------
TOTAL US TREASURY SECURITIES (COST $2,659,426)                                                                2,672,312
                                                                                                           ------------
SHARES
COLLATERAL FOR SECURITIES LENDING: 6.27%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.47%
    414,365   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                         414,365
    414,365   DAILY ASSETS MONEY MARKET FUND                                                                    414,365
    414,365   DREYFUS CASH MANAGEMENT FUND                                                                      414,365
    414,365   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   414,365
                                                                                                              1,657,460
                                                                                                           ------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 5.80%
$   345,304   ALPINE SECURITIZATION CORPORATION++                                    2.47     09/18/2008        344,854
     61,387   AMSTEL FUNDING CORPORATION++                                           2.50     09/02/2008         61,375
    352,978   AMSTEL FUNDING CORPORATION++                                           2.70     09/03/2008        352,872
    130,448   ASPEN FUNDING CORPORATION++                                            2.12     09/02/2008        130,425
    141,959   ASPEN FUNDING CORPORATION++                                            2.48     09/25/2008        141,704
    314,611   ATLANTIS ONE FUNDING CORPORATION++                                     2.55     09/26/2008        314,009
  2,509,212   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,509,806)              2.13     09/02/2008      2,509,212
    383,672   BASF FINANCE EUROPE NV+/-++                                            2.80     10/17/2008        383,524
    345,304   CAFCO LLC++                                                            2.40     09/22/2008        344,775
    138,122   CANCARA ASSET SECURITIZATION LIMITED++                                 2.50     09/04/2008        138,074
    138,122   CBA (DELAWARE) FINANCE INCORPORATED                                    2.35     09/02/2008        138,095
     85,898   CHEYNE FINANCE LLC+/-++ ####(A)(I)                                     1.99     02/25/2008          1,417

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   299,264   CRC FUNDING LLC++                                                      2.42%    09/23/2008   $    298,781
    529,467   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                 $529,596)                                                           2.20     09/02/2008        529,467
    368,294   DANSKE BANK A/S COPENHAGEN                                             1.88     09/02/2008        368,294
    552,487   DANSKE BANK A/S COPENHAGEN                                             2.03     09/02/2008        552,487
    222,530   DANSKE BANK A/S COPENHAGEN                                             2.03     09/02/2008        222,530
    483,426   DANSKE BANK A/S COPENHAGEN                                             2.15     09/02/2008        483,426
    445,059   DANSKE BANK A/S COPENHAGEN                                             2.18     09/02/2008        445,059
    445,059   DANSKE BANK A/S COPENHAGEN                                             2.20     09/02/2008        445,059
    498,773   DANSKE BANK A/S COPENHAGEN                                             2.23     09/02/2008        498,773
    107,428   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $107,454)                   2.18     09/02/2008        107,428
  1,879,991   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,880,438)                 2.14     09/02/2008      1,879,991
    268,570   ERASMUS CAPITAL CORPORATION++                                          2.48     09/02/2008        268,515
    345,304   FAIRWAY FINANCE CORPORATION++                                          2.54     09/16/2008        344,890
    177,786   FALCON ASSET SECURITIZATION CORPORATION++                              2.45     09/22/2008        177,507
    222,530   FALCON ASSET SECURITIZATION CORPORATION++                              2.45     09/25/2008        222,136
     93,439   FORTIS BANQUE LUXEMBOURG                                               2.47     09/18/2008         93,318
     84,408   GEMINI SECURITIZATION INCORPORATED++                                   2.47     09/26/2008         84,251
    191,836   GRAMPIAN FUNDING LIMITED++                                             2.56     09/24/2008        191,495
    184,578   GRYPHON FUNDING LIMITED(A)(I)                                          0.00     08/23/2009         82,082
    268,570   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)                    2.55     10/16/2008        268,570
    153,469   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $153,507)                   2.20     09/02/2008        153,469
  2,071,827   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,072,317)              2.13     09/02/2008      2,071,827
    145,795   JUPITER SECURITIZATION CORPORATION++                                   2.45     09/25/2008        145,537
    161,142   LIBERTY STREET FUNDING CORPORATION++                                   2.47     09/17/2008        160,943
    109,346   LIBERTY STREET FUNDING CORPORATION++                                   2.48     09/19/2008        109,196
    103,591   LMA AMERICAS LLC++                                                     2.58     09/23/2008        103,413
    345,304   MAZARIN FUNDING CORPORATION++                                          2.50     09/26/2008        344,657
    191,836   METLIFE GLOBAL FUNDING I+/-++                                          2.47     10/21/2008        191,804
    101,113   MONT BLANC CAPITAL CORPORATION                                         2.55     09/05/2008        101,070
     61,387   MONT BLANC CAPITAL CORPORATION++                                       2.55     09/08/2008         61,348
    117,979   MORGAN STANLEY+/-                                                      2.62     10/15/2008        117,979
    191,836   NATEXIS BANQUES POPULAIRES+/-++                                        2.80     09/08/2008        191,831
     38,367   NORDEA NORTH AMERICA INCORPORATED                                      2.39     09/16/2008         38,324
     57,551   OLD LINE FUNDING CORPORATION++                                         2.50     09/08/2008         57,515
    299,264   PRUDENTIAL PLC++                                                       2.42     09/10/2008        299,043
    345,304   RANGER FUNDING CORPORATION++                                           2.45     09/24/2008        344,717
    253,223   SALISBURY RECEIVABLES COMPANY++                                        2.50     09/10/2008        253,030
    230,203   SCALDIS CAPITAL LIMITED++                                              2.60     09/24/2008        229,787
    340,700   SHEFFIELD RECEIVABLES CORPORATION++                                    2.48     09/09/2008        340,466
    345,304   SOLITAIRE FUNDING LLC+ +                                               2.45     09/26/2008        344,670
    306,937   STANFIELD VICTORIA FUNDING LLC+/-++####(A)(I)                          2.79     04/03/2008        245,550
    172,652   STARBIRD FUNDING CORPORATION++                                         2.70     09/23/2008        172,341
    184,162   STARBIRD FUNDING CORPORATION++                                         2.76     09/24/2008        183,811
    329,958   SWEDBANK MORTGAGE AB                                                   2.48     09/19/2008        329,503
    767,343   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(A)(I)                        2.32     10/31/2008        767,343
     69,061   TULIP FUNDING CORPORATION++                                            2.45     09/26/2008         68,934
    191,836   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     2.49     10/08/2008        191,813
    191,836   VICTORIA FINANCE LLC+/-####(A)(I)                                      2.48     05/02/2008        153,469
    191,836   VICTORIA FINANCE LLC+/-++####(A)(I)                                    2.22     08/07/2008        153,469
                                                                                                             20,351,254
                                                                                                           ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,117,763)                                                   22,008,714
                                                                                                           ------------
SHARES
SHORT-TERM INVESTMENTS: 10.95%
 37,914,477   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   37,914,477
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL                               SECURITY NAME                                RATE        DATE          VALUE
----------    ------------------------------------------------------------------   --------   ----------   ------------
US TREASURY BILLS: 0.16%
$   565,000   US TREASURY BILL##                                                     1.36%    10/16/2008   $    563,848
                                                                                                           ------------
TOTAL SHORT-TERM INVESTMENTS (COST $38,478,541)                                                              38,478,325
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $389,518,244)*                                  105.72%                                           $371,324,319
OTHER ASSETS AND LIABILITIES, NET                         (5.72)                                            (20,090,654)
                                                         ------                                            ------------
TOTAL NET ASSETS                                         100.00%                                           $351,233,665
                                                         ------                                            ------------

<<      ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-     VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##      ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@       FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)     ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++     SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
        $37,914,477.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE         DATE         VALUE
-----------   ------------------------------------------------------------------   --------   ----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.28%
$   289,617   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS B2+/-     4.92%    04/25/2024   $    290,896
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $280,134)                                                       290,896
                                                                                                           ------------
CORPORATE BONDS & NOTES: 48.09%
AMUSEMENT & RECREATION SERVICES: 1.15%
  1,200,000   PINNACLE ENTERTAINMENT INCORPORATED<<                                  8.75     10/01/2013      1,185,000
                                                                                                           ------------
APPAREL & ACCESSORY STORES: 2.96%
  2,000,000   GAP INCORPORATED                                                       8.80     12/15/2008      2,030,000
  1,000,000   WARNACO INCORPORATED                                                   8.88     06/15/2013      1,030,000
                                                                                                              3,060,000
                                                                                                           ------------
BUSINESS SERVICES: 2.45%
  1,000,000   FTI CONSULTING INCORPORATED                                            7.63     06/15/2013      1,037,500
  1,500,000   SUNGARD DATA SYSTEMS INCORPORATED                                      3.75     01/15/2009      1,492,500
                                                                                                              2,530,000
                                                                                                           ------------
CASINO & GAMING: 3.62%
  1,250,000   CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                         6.33     11/15/2012      1,003,125
    500,000   MGM MIRAGE INCORPORATED                                                6.00     10/01/2009        490,000
  1,500,000   MOHEGAN TRIBAL GAMING AUTHORITY<<                                      6.13     02/15/2013      1,260,000
  1,000,000   TURNING STONE CASINO RESORT ENTERPRISE++                               9.13     12/15/2010        985,000
                                                                                                              3,738,125
                                                                                                           ------------
CHEMICALS & ALLIED PRODUCTS: 0.39%
    400,000   NALCO COMPANY                                                          7.75     11/15/2011        405,000
                                                                                                           ------------
COMMUNICATIONS: 11.44%
  1,000,000   CINCINNATI BELL INCORPORATED                                           7.25     07/15/2013        961,250
  1,000,000   CITIZENS COMMUNICATIONS COMPANY                                        9.25     05/15/2011      1,035,000
  1,000,000   CSC HOLDINGS INCORPORATED SERIES B                                     7.63     04/01/2011      1,005,000
  1,500,000   ECHOSTAR DBS CORPORATION                                               6.38     10/01/2011      1,466,250
  1,500,000   L3 COMMUNICATIONS CORPORATION                                          7.63     06/15/2012      1,526,250
  1,000,000   QWEST CORPORATION                                                      7.88     09/01/2011        992,500
  1,300,000   RURAL CELLULAR CORPORATION                                             8.25     03/15/2012      1,353,625
  1,500,000   SPRINT CAPITAL CORPORATION<<                                           6.38     05/01/2009      1,511,250
  1,000,000   UNIVISION COMMUNICATIONS INCORPORATED                                  3.88     10/15/2008        986,250
  1,000,000   WINDSTREAM CORPORATION                                                 8.13     08/01/2013        990,000
                                                                                                             11,827,375
                                                                                                           ------------
ELECTRIC, GAS & SANITARY SERVICES: 2.38%
    764,000   AES CORPORATION++                                                      8.75     05/15/2013        790,740
  1,200,000   ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B                       5.75     02/15/2011      1,191,000
    454,000   CLEAN HARBORS INCORPORATED                                            11.25     07/15/2012        477,268
                                                                                                              2,459,008
                                                                                                           ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.97%
  1,000,000   BALL CORPORATION<<                                                     6.88     12/15/2012      1,005,000
                                                                                                           ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.94%
  1,000,000   MGM MIRAGE INCORPORATED                                                8.50     09/15/2010        967,500
                                                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.48%
  1,000,000   CASE NEW HOLLAND INCORPORATED                                          6.00     06/01/2009        995,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE         DATE         VALUE
-----------   ------------------------------------------------------------------   --------   ----------   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$ 1,500,000   GAMESTOP CORPORATION                                                   8.00%    10/01/2012   $  1,571,250
                                                                                                              2,566,250
                                                                                                           ------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.46%
  1,500,000   CORRECTIONS CORPORATION OF AMERICA                                     7.50     05/01/2011      1,511,250
                                                                                                           ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.44%
  1,500,000   BOMBARDIER INCORPORATED++                                              6.75     05/01/2012      1,492,500
                                                                                                           ------------
MULTI-INDUSTRY COMPANIES: 0.98%
  1,000,000   KANSAS CITY SOUTHERN RAILWAY                                           7.50     06/15/2009      1,011,250
                                                                                                           ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.96%
  1,000,000   FORD MOTOR CREDIT COMPANY                                              5.63     10/01/2008        994,924
                                                                                                           ------------
OIL & GAS EXTRACTION: 4.22%
  1,000,000   CHESAPEAKE ENERGY CORPORATION<<                                        7.63     07/15/2013      1,012,500
  1,250,000   FOREST OIL CORPORATION                                                 8.00     12/15/2011      1,278,125
  1,000,000   NEWFIELD EXPLORATION COMPANY<<                                         7.63     03/01/2011      1,022,500
  1,000,000   PARKER DRILLING COMPANY                                                9.63     10/01/2013      1,045,000
                                                                                                              4,358,125
                                                                                                           ------------
PAPER & ALLIED PRODUCTS: 2.45%
  1,500,000   BUCKEYE TECHNOLOGIES INCORPORATED                                      8.50     10/01/2013      1,507,500
  1,000,000   ROCK-TENN COMPANY                                                      8.20     08/15/2011      1,025,000
                                                                                                              2,532,500
                                                                                                           ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.90%
  1,000,000   FERRELLGAS PARTNERS LP                                                 8.75     06/15/2012        930,000
                                                                                                           ------------
REAL ESTATE: 2.54%
  1,000,000   FELCOR LODGING LP                                                      8.50     06/01/2011        965,000
  1,780,000   HOST MARRIOTT LP SERIES M<<                                            7.00     08/15/2012      1,664,300
                                                                                                              2,629,300
                                                                                                           ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.99%
  1,000,000   VENTAS REALTY LP VENTAS CAPITAL CORPORATION                            8.75     05/01/2009      1,020,000
                                                                                                           ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 2.15%
  1,200,000   BWAY CORPORATION                                                      10.00     10/15/2010      1,194,000
  1,000,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                            8.25     05/15/2013      1,030,000
                                                                                                              2,224,000
                                                                                                           ------------
TEXTILE MILL PRODUCTS: 1.22%
  1,200,000   INTERFACE INCORPORATED                                                10.38     02/01/2010      1,260,000
                                                                                                           ------------
TOTAL CORPORATE BONDS & NOTES (COST $51,189,203)                                                             49,707,107
                                                                                                           ------------
FOREIGN CORPORATE BONDS@: 3.63%
  1,500,000   NOVA CHEMICALS CORPORATION SERIES MTN                                  7.40     04/01/2009      1,503,750
  1,250,000   SEAGATE TECHNOLOGY HDD HOLDINGS                                        6.38     10/01/2011      1,232,813
  1,000,000   SHAW COMMUNICATIONS INCORPORATED                                       7.20     12/15/2011      1,011,250
TOTAL FOREIGN CORPORATE BONDS (COST $3,770,317)                                                               3,747,813
                                                                                                           ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE         DATE         VALUE
-----------   ------------------------------------------------------------------   --------   ----------   ------------
MUNICIPAL BONDS & NOTES: 0.53%
TEXAS: 0.53%
$   540,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES B (TAX INCREMENTAL
              REVENUE)                                                               6.75%    02/15/2010   $    544,914
                                                                                                           ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $540,000)                                                                   544,914
                                                                                                           ------------
TERM LOANS: 27.32%
    535,682   ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN                          6.03     01/06/2012        504,436
    987,500   ADVANCED MEDICAL OPTICS INCORPORATED TERM LOAN B                       4.55     04/02/2014        897,391
    488,750   AMC ENTERTAINMENT HOLDINGS INCORPORATED TERM LOAN                      4.22     01/26/2013        460,241
  1,000,000   ARAMARK CORPORATION TERM LOAN B                                        4.36     01/26/2014        947,640
  1,803,571   AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                 4.05     04/19/2012      1,593,906
  1,500,000   CENTENNIAL CELLULAR OPERATION TERM LOAN                                4.74     02/09/2011      1,467,060
     48,655   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                        4.74     07/25/2014         45,979
    951,345   COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                        4.98     07/25/2014        899,021
  1,000,000   CONSTELLATION BRANDS INCORPORATED TERM LOAN                            4.14     06/05/2013        962,880
  1,337,941   DAVITA INCORPORATED TERM LOAN B1                                       4.06     10/05/2012      1,289,106
  1,500,000   DEL MONTE CORPORATION TERM LOAN                                        3.99     02/08/2012      1,466,250
        317   DEX MEDIA WEST LLC TERM LOAN B                                         6.81     09/10/2010            290
  1,954,660   DIRECTV GROUP INCORPORATED TERM LOAN                                   3.96     04/08/2013      1,898,913
  1,399,324   GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                       4.69     12/20/2012      1,321,046
    994,950   HCA INCORPORATED TERM LOAN                                             5.05     11/18/2013        932,148
  1,000,000   IOWA TELECOMMUNICATIONS TERM LOAN                                      4.56     11/23/2011        947,500
    216,532   JOHNSONDIVERSEY INCORPORATED TERM LOAN                                 4.78     12/16/2011        208,954
  1,521,598   LIFEPOINT INCORPORATED TERM LOAN B                                     4.71     04/15/2012      1,471,203
    752,458   MIRANT NORTH AMERICA LLC TERM LOAN                                     4.23     01/03/2013        723,067
    934,616   MUELLER GROUP INCORPORATED TERM LOAN B                                 4.50     05/24/2014        873,866
  1,220,725   NALCO COMPANY TERM LOAN B                                              4.67     11/01/2010      1,200,314
  1,472,236   NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B                           4.42     04/06/2013      1,366,309
    997,055   NRG ENERGY INCORPORATED TERM LOAN B1                                   4.30     02/01/2013        945,478
    990,000   POLYPORE INCORPORATED TERM LOAN                                        4.72     05/15/2014        940,500
  1,000,000   PSYCHIATRIC SOLUTIONS INCORPORATED TERM LOAN                           4.24     07/31/2012        951,250
  1,913,690   SUPERVALU INCORPORATED TERM LOAN                                       3.72     06/02/2012      1,796,113
  1,000,000   TRANSDIGM INCORPORATED TERM LOAN                                       4.80     06/23/2013        959,170
    291,034   VISANT CORPORATION TERM LOAN B                                         6.72     09/30/2011        282,303
    952,229   WARNER MUSIC GROUP CORPORATION TERM LOAN                               4.63     03/18/2010        891,524
TOTAL TERM LOANS (COST $29,173,553)                                                                          28,243,858
                                                                                                           ------------

SHARES
-----------
COLLATERAL FOR SECURITIES LENDING: 4.40%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.39%
     99,940   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                          99,940
     99,940   DAILY ASSETS MONEY MARKET FUND                                                                     99,940
     99,940   DREYFUS CASH MANAGEMENT FUND                                                                       99,940
     99,940   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    99,940
                                                                                                                399,760
                                                                                                           ------------

PRINCIPAL
-----------
COLLATERAL INVESTED IN OTHER ASSETS: 4.01%
$    73,290   ALPINE SECURITIZATION CORPORATION++                                    2.47     09/18/2008         73,194
     13,325   AMSTEL FUNDING CORPORATION++                                           2.50     09/02/2008         13,323
     74,622   AMSTEL FUNDING CORPORATION++                                           2.70     09/03/2008         74,600
     29,316   ASPEN FUNDING CORPORATION++                                            2.12     09/02/2008         29,311
     32,980   ASPEN FUNDING CORPORATION++                                            2.48     09/25/2008         32,921
     59,964   ATLANTIS ONE FUNDING CORPORATION++                                     2.55     09/26/2008         59,850
     33,313   BANCO SANTANDER TOTTA LOAN+/-++                                        2.49     10/15/2008         33,306

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE         DATE         VALUE
-----------   ------------------------------------------------------------------   --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   493,040   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $493,157)                2.13%    09/02/2008   $    493,040
     33,313   BANK OF IRELAND+/-++                                                   2.80     10/14/2008         33,311
     73,290   CAFCO LLC++                                                            2.40     09/22/2008         73,177
     26,651   CANCARA ASSET SECURITIZATION LIMITED++                                 2.50     09/04/2008         26,642
     29,316   CBA (DELAWARE) FINANCE INCORPORATED                                    2.35     09/02/2008         29,310
     34,021   CHEYNE FINANCE LLC+/-++ (A)(I)##                                       1.99     02/25/2008            561
     26,192   CHEYNE FINANCE LLC+/-++ (A)(I)##                                       2.17     05/19/2008            432
     62,629   CRC FUNDING LLC++                                                      2.42     09/23/2008         62,528
    107,936   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE $107,962)    2.20     09/02/2008        107,936
     62,928   DANSKE BANK A/S COPENHAGEN                                             1.88     09/02/2008         62,928
    114,598   DANSKE BANK A/S COPENHAGEN                                             2.03     09/02/2008        114,598
     46,639   DANSKE BANK A/S COPENHAGEN                                             2.03     09/02/2008         46,639
     99,940   DANSKE BANK A/S COPENHAGEN                                             2.15     09/02/2008         99,940
     91,945   DANSKE BANK A/S COPENHAGEN                                             2.18     09/02/2008         91,945
     91,945   DANSKE BANK A/S COPENHAGEN                                             2.20     09/02/2008         91,945
     69,292   DANSKE BANK A/S COPENHAGEN                                             2.23     09/02/2008         69,292
     22,653   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $22,658)                    2.18     09/02/2008         22,653
    370,446   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              MORTGAGE BACKED SECURITIES (MATURITY VALUE $370,534)                   2.14     09/02/2008        370,446
     58,632   ERASMUS CAPITAL CORPORATION++                                          2.48     09/02/2008         58,620
     73,290   FAIRWAY FINANCE CORPORATION++                                          2.54     09/16/2008         73,202
     37,311   FALCON ASSET SECURITIZATION CORPORATION++                              2.45     09/22/2008         37,253
     46,639   FALCON ASSET SECURITIZATION CORPORATION++                              2.45     09/25/2008         46,556
     23,319   FORTIS BANQUE LUXEMBOURG                                               2.47     09/18/2008         23,289
     19,988   GEMINI SECURITIZATION INCORPORATED++                                   2.47     09/26/2008         19,951
     46,639   GRAMPIAN FUNDING LIMITED++                                             2.56     09/24/2008         46,556
    129,429   GRYPHON FUNDING LIMITED(A)(I)                                          0.00     08/23/2009         57,557
     86,615   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)                    2.55     10/16/2008         86,615
     30,648   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $30,655)                    2.20     09/02/2008         30,648
    379,774   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $379,864)                2.13     09/02/2008        379,774
     33,441   JUPITER SECURITIZATION CORPORATION++                                   2.45     09/25/2008         33,382
     30,648   LIBERTY STREET FUNDING CORPORATION++                                   2.47     09/17/2008         30,611
     25,651   LIBERTY STREET FUNDING CORPORATION++                                   2.48     09/19/2008         25,616
     21,987   LMA AMERICAS LLC++                                                     2.58     09/23/2008         21,949
     73,290   MAZARIN FUNDING CORPORATION++                                          2.50     09/26/2008         73,152
     24,652   MONT BLANC CAPITAL CORPORATION                                         2.55     09/05/2008         24,642
     15,990   MONT BLANC CAPITAL CORPORATION++                                       2.55     09/08/2008         15,980
      6,163   MORGAN STANLEY+/-                                                      2.62     10/15/2008          6,163
     10,014   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MONEY MARKET SECURITIES (MATURITY VALUE $10,016)                    1.90     09/02/2008         10,014
      9,994   NORDEA NORTH AMERICA INCORPORATED                                      2.39     09/16/2008          9,983
     66,627   NORTHERN ROCK PLC+/-++                                                 2.49     10/03/2008         66,556
     12,162   OLD LINE FUNDING CORPORATION++                                         2.50     09/08/2008         12,154
     62,629   PRUDENTIAL PLC++                                                       2.42     09/10/2008         62,583
     73,290   RANGER FUNDING CORPORATION++                                           2.45     09/24/2008         73,165
     55,967   SALISBURY RECEIVABLES COMPANY++                                        2.50     09/10/2008         55,924
     59,964   SCALDIS CAPITAL LIMITED++                                              2.60     09/24/2008         59,856
     71,957   SHEFFIELD RECEIVABLES CORPORATION++                                    2.48     09/09/2008         71,908
     73,290   SOLITAIRE FUNDING LLC++                                                2.45     09/26/2008         73,155
     66,627   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                          2.81     02/15/2008         53,302
     41,309   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                          2.79     04/03/2008         33,047
     36,645   STARBIRD FUNDING CORPORATION++                                         2.70     09/23/2008         36,579
     37,311   STARBIRD FUNDING CORPORATION++                                         2.76     09/24/2008         37,240
     69,292   SWEDBANK MORTGAGE AB                                                   2.48     09/19/2008         69,197
     16,521   TULIP FUNDING CORPORATION++                                            2.45     09/26/2008         16,490
     33,313   UNICREDITO ITALIANO BANK (IRELAND)+/-++                                2.50     10/14/2008         33,309
     33,313   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     2.49     10/08/2008         33,310
     57,299   VICTORIA FINANCE LLC+/-++(A)(I)####                                    2.20     07/28/2008         45,839

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

                                                                                   INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                          RATE         DATE         VALUE
-----------   ------------------------------------------------------------------   --------   ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$    33,313   VICTORIA FINANCE LLC+/-++ (A)(I)####                                   2.22%    08/07/2008   $     26,651
     66,627   WHITE PINE FINANCE LLC+/-++ (A)(I)####                                 2.85     02/22/2008         61,099
                                                                                                              4,146,705
                                                                                                           ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,591,359)                                                     4,546,465
                                                                                                           ------------
SHARES

SHORT-TERM INVESTMENTS: 25.75%
 26,617,120   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   26,617,120
TOTAL SHORT-TERM INVESTMENTS (COST $26,617,120)                                                              26,617,120
                                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $116,161,686)*                                     110.00%                                           $113,698,173
OTHER ASSETS AND LIABILITIES, NET                        (10.00)                                            (10,333,740)
                                                        -------                                            ------------
TOTAL NET ASSETS                                         100.00%                                           $103,364,433
                                                        -------                                            ------------

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)  ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $26,617,120.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                    INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------    ----------   ------------
AGENCY SECURITIES: 4.38%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.44%
$     31,417   FHLMC #1B0128+/-                                                         7.28%  09/01/2031   $     31,838
     229,355   FHLMC #555243                                                            9.00   11/01/2016        249,957
     621,368   FHLMC #555427                                                            9.50   09/01/2020        710,068
     200,927   FHLMC #555490                                                            9.50   12/01/2016        215,893
     204,895   FHLMC #555514                                                            9.00   10/01/2019        227,979
   2,117,248   FHLMC #555519                                                            9.00   12/01/2016      2,322,070
      17,287   FHLMC #786823+/-                                                         5.47   07/01/2029         17,635
     150,782   FHLMC #788792+/-                                                         6.11   01/01/2029        154,537
     281,973   FHLMC #789272+/-                                                         5.48   04/01/2032        286,599
      19,321   FHLMC #789483+/-                                                         5.23   06/01/2032         19,535
      98,085   FHLMC #846990+/-                                                         5.31   10/01/2031         98,897
     543,103   FHLMC #884013                                                           10.50   05/01/2020        630,115
     487,024   FHLMC #A01734                                                            9.00   08/01/2018        534,463
     118,662   FHLMC #A01849                                                            9.50   05/01/2020        134,471
   1,398,839   FHLMC #C64637                                                            7.00   06/01/2031      1,475,046
   1,256,159   FHLMC #G01126<<                                                          9.50   12/01/2022      1,398,424
     141,219   FHLMC #G10747                                                            7.50   10/01/2012        146,922
     213,846   FHLMC #G11150                                                            7.50   12/01/2011        220,926
     264,605   FHLMC #G11200                                                            8.00   01/01/2012        276,722
      64,440   FHLMC #G11209                                                            7.50   12/01/2011         66,812
     281,826   FHLMC #G11229                                                            8.00   01/01/2013        289,161
     459,756   FHLMC #G11391                                                            7.50   06/01/2012        477,969
     275,312   FHLMC #G80118                                                           10.00   11/17/2021        314,572
                                                                                                              10,300,611
                                                                                                            ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.06%
     483,399   FNMA #100001                                                             9.00   02/15/2020        536,010
     197,317   FNMA #100255                                                             8.33   07/15/2020        218,964
     384,902   FNMA #100256                                                             9.00   10/15/2021        424,973
      97,985   FNMA #100259                                                             7.50   12/15/2009         99,904
      19,610   FNMA #149167                                                            10.50   08/01/2020         22,849
     102,072   FNMA #190722                                                             9.50   03/01/2021        113,471
     526,935   FNMA #190909                                                             9.00   06/01/2024        588,865
     588,021   FNMA #252870                                                             7.00   11/01/2014        616,756
     391,225   FNMA #310010                                                             9.50   12/01/2020        444,843
   1,379,345   FNMA #323534                                                             9.00   12/01/2016      1,529,016
     405,140   FNMA #340181                                                             7.00   12/01/2010        418,749
     306,183   FNMA #344890                                                            10.25   09/01/2021        351,975
      58,540   FNMA #365418+/-                                                          5.61   01/01/2023         59,191
       4,060   FNMA #372179                                                            11.00   04/01/2012          4,240
      65,762   FNMA #379046                                                             9.50   03/01/2010         67,643
     155,370   FNMA #392647                                                             9.00   10/01/2013        156,705
       6,031   FNMA #426817                                                            10.00   12/01/2009          6,220
     234,024   FNMA #458004                                                            10.00   03/20/2018        259,377
     240,557   FNMA #523850                                                            10.50   10/01/2014        272,925
     805,372   FNMA #535807                                                            10.50   04/01/2022        930,176
     857,538   FNMA #545117+/-                                                          5.95   12/01/2040        869,802
     450,297   FNMA #545131                                                             8.00   03/01/2013        454,308
      95,240   FNMA #545157                                                             8.50   11/01/2012         96,197
   1,219,703   FNMA #545325                                                             8.50   07/01/2017      1,317,580
     412,927   FNMA #545460+/-                                                          7.04   11/01/2031        421,441
   2,668,508   FNMA #598559                                                             6.50   08/01/2031      2,788,109
     101,027   FNMA #604060+/-                                                          7.15   09/01/2031        102,021
     192,464   FNMA #604689+/-                                                          6.21   10/01/2031        195,996
     167,078   FNMA #635070+/-                                                          5.18   05/01/2032        170,013
     237,379   FNMA #646643+/-                                                          5.24   06/01/2032        241,304
     356,344   FNMA #660508                                                             7.00   05/01/2013        372,136
      16,446   FNMA #675491+/-                                                          7.32   04/01/2033         16,759
     414,658   FNMA #724657+/-                                                          7.40   07/01/2033        425,215

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                    INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------    ----------   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     97,563  FNMA #8243                                                               10.00%  01/01/2010   $    101,713
                                                                                                              14,695,446
                                                                                                            ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.88%
     130,753   GNMA #780253                                                             9.50   11/15/2017        143,457
     510,390   GNMA #780267                                                             9.00   11/15/2017        559,882
     430,709   GNMA #780664                                                            10.00   10/20/2017        484,840
     588,012   GNMA #781310                                                             8.00   01/15/2013        599,070
     617,893   GNMA #781311<<                                                           7.50   02/15/2013        635,837
   1,382,099   GNMA #781540<<                                                           7.00   05/15/2013      1,442,467
   2,272,157   GNMA #781614<<                                                           7.00   06/15/2033      2,434,046
                                                                                                               6,299,599
                                                                                                            ------------
TOTAL AGENCY SECURITIES (COST $29,703,467)                                                                    31,295,656
                                                                                                            ------------
ASSET BACKED SECURITIES: 14.49%
   7,500,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2005-2 CLASS A+/-                 2.54   08/15/2013      7,133,414
   4,750,000   AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                 2.67   09/15/2011      4,655,849
  10,500,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                       2.79   03/15/2012     10,304,625
   3,135,331   BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                       2.66   11/16/2009      3,126,639
   4,850,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-          3.17   12/15/2011      4,768,616
   4,582,366   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                  2003-5 CLASS 2M1+/-                                                   3.07   05/25/2033      2,330,426
   3,400,000   CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                          2.73   01/15/2015      3,243,264
   6,602,331   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A            7.23   07/16/2028          2,063
   3,252,406   COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                  A1A+/-                                                                2.58   11/25/2036      2,518,129
     506,984   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-              2.76   02/15/2034        356,604
   1,941,894   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-             2.77   12/15/2033      1,193,712
   1,384,962   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-             2.70   02/15/2036        965,088
   4,000,000   DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                               3.81   07/08/2011      3,993,770
   2,579,357   DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                       5.00   05/08/2010      2,594,435
  33,087,903   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(C)                     0.83   09/29/2031        761,022
  41,955,842   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(C)                      0.83   09/29/2031        964,984
   3,500,000   FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                3.22   11/15/2012      3,443,016
   1,444,075   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                  2.49   12/15/2009      1,443,744
     182,760   GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                        2.59   08/25/2035        181,664
  10,183,958   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                        3.98   02/25/2034      6,544,222
   8,200,000   HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                        3.12   03/25/2034      6,613,234
   9,073,169   MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-                3.48   10/25/2033      7,452,656
   3,611,714   MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                                2.57   12/25/2031      2,528,542
     335,098   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                  CLASS AII+/-                                                          2.94   03/25/2032        247,115
   7,909,488   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                  M1+/-                                                                 3.60   10/25/2033      6,775,216
  10,472,609   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                  M1+/-                                                                 3.90   04/25/2033      7,888,576
   6,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++            3.07   01/23/2011      5,370,000
   7,200,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++            3.02   06/23/2012      6,037,200
TOTAL ASSET BACKED SECURITIES (COST $130,435,226)                                                            103,437,825
                                                                                                            ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.12%
   8,520,697   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                           3.15   10/25/2033      6,705,181
   4,015,992   BANK OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2           5.50   10/25/2034      4,014,018
  37,285,294   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                  2001-PB1 CLASS XP+/-++(C)                                             1.78   05/11/2035        996,077
      14,174   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-           5.92   10/20/2032         14,204
  10,616,802   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                   3.12   03/25/2034      7,564,368
   7,195,245   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-           5.24   12/25/2035      6,685,399
     323,556   CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS
                  A+/-                                                                  5.60   03/25/2022        323,594
     321,338   COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z               8.00   09/20/2021        320,775
     469,956   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-         2.53   11/25/2036        464,450

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                    INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------    ----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,121,369   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
                  CLASS 2A2A+/-                                                         5.53%  03/20/2036   $  1,950,315
     795,063   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 1A1+/-                                                5.63   06/19/2031        794,078
     467,472   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2001-HYB1 CLASS 2A1+/-                                                5.56   06/19/2031        466,672
     444,137   COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                  2004-20 CLASS 3A1+/-                                                  4.58   09/25/2034        300,140
 100,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CK6 CLASS ACP+/-(C)                                       0.93   08/15/2036        235,020
  90,200,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CKN5 CLASS ACP+/-++(C)                                    1.94   09/15/2034        297,344
     411,290   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-             5.74   01/25/2022        410,604
     124,645   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-            6.16   02/20/2021        124,441
   1,263,240   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                 3.22   09/25/2033      1,113,265
   1,770,272   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6            9.50   02/25/2042      1,799,318
   1,158,586   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                               9.50   06/25/2030      1,250,610
   3,191,501   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                              9.50   12/25/2041      3,472,891
   2,626,524   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                              9.50   08/25/2041      2,863,070
   5,843,568   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                            6.13   07/25/2041      5,894,899
   3,713,971   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                               9.50   11/25/2031      4,067,913
     262,185   FNMA SERIES 1988-4 CLASS Z                                               9.25   03/25/2018        285,766
     357,579   FNMA SERIES 1988-5 CLASS Z                                               9.20   03/25/2018        376,837
     157,003   FNMA SERIES 1988-9 CLASS Z                                               9.45   04/25/2018        169,332
     577,425   FNMA SERIES 1989-30 CLASS Z                                              9.50   06/25/2019        627,255
     125,699   FNMA SERIES 1989-49 CLASS E                                              9.30   08/25/2019        135,145
     129,605   FNMA SERIES 1990-111 CLASS Z                                             8.75   09/25/2020        136,965
     311,354   FNMA SERIES 1990-119 CLASS J                                             9.00   10/25/2020        341,383
     170,525   FNMA SERIES 1990-124 CLASS Z                                             9.00   10/25/2020        188,319
     617,875   FNMA SERIES 1990-21 CLASS Z                                              9.00   03/25/2020        674,758
     358,187   FNMA SERIES 1990-27 CLASS Z                                              9.00   03/25/2020        397,138
     184,668   FNMA SERIES 1990-30 CLASS D                                              9.75   03/25/2020        200,966
     184,255   FNMA SERIES 1990-77 CLASS D                                              9.00   06/25/2020        198,155
     839,117   FNMA SERIES 1991-132 CLASS Z                                             8.00   10/25/2021        905,448
     312,682   FNMA SERIES 1992-71 CLASS X                                              8.25   05/25/2022        337,545
     988,266   FNMA SERIES 2003-W19 CLASS 1A4                                           4.78   11/25/2033        985,928
   1,655,219   FNMA SERIES G-22 CLASS ZT                                                8.00   12/25/2016      1,769,332
   2,479,662   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                               6.01   05/25/2042      2,509,715
     193,755   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                              7.09   06/25/2033        194,390
      89,323   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                              5.89   08/25/2042         86,697
   7,531,559   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                               6.04   08/25/2042      7,555,457
   9,308,303   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-         2.53   12/25/2036      5,742,846
   3,904,357   GNMA SERIES 2007-69 CLASS TA+/-<<                                        4.82   06/16/2031      3,949,429
     180,076   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                     8.00   09/19/2027        184,700
   5,230,353   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                   2.87   06/25/2034      4,895,240
   4,189,774   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                   6.10   06/25/2034      3,780,269
   4,814,296   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                2.82   01/25/2036      4,761,632
   4,856,825   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                2.87   04/25/2036      4,813,365
   2,271,409   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                       4.21   04/25/2032      2,020,129
     115,271   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                 5.11   06/25/2024         99,910
     299,519   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                 6.08   06/25/2024        294,636
   1,609,808   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-              2.53   10/25/2036      1,416,229
   2,675,237   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                      4.89   04/25/2035      2,618,070
   3,710,460   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                     5.11   06/25/2035      3,589,585
   2,981,455   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                      5.38   08/25/2035      2,908,462
   3,461,283   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                  1A1+/-++                                                              4.94   09/28/2044      3,409,364
      70,719   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                        6.17   10/25/2032         69,491
       1,391   MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2(M)                  11,868.50   04/20/2021             11
   1,056,661   OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS
                  2A1A+/-                                                               5.47   12/25/2035      1,041,929
      57,491   PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-             5.91   04/25/2018         57,750
      16,684   RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++               2.72   04/26/2021         16,621

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                    INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------    ----------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 12,454,900   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                       3.86%  09/10/2035   $  5,679,984
   7,380,682   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                       4.06   09/10/2035      3,252,615
      70,822   SACO I TRUST SERIES 2005-2 CLASS A+/-++                                  2.67   04/25/2035         45,308
   1,071,808   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                  A+/-                                                                  6.29   11/25/2020      1,070,293
   5,351,019   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A1+/-                                                    9.22   10/25/2024      5,127,198
     740,168   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                  2001-4 CLASS A2+/-                                                    9.65   10/25/2024        729,573
     439,450   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-         2.99   02/25/2028        403,544
   3,744,681   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                  A+/-++                                                                8.74   04/15/2027      3,740,813
   5,020,843   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                  A+/-++                                                                8.49   07/15/2027      5,012,507
     287,331   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                      2.95   12/25/2034        259,460
     497,358   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                   6.45   08/25/2032        464,851
     438,466   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                   6.45   08/25/2032        394,996
   1,528,030   WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-                   6.42   12/28/2037      1,525,405
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $166,148,613)                                                143,581,392
                                                                                                            ------------
CORPORATE BONDS & NOTES: 41.09%
AGRICULTURAL PRODUCTION CROPS: 0.50%
   3,594,000   BUNGE LIMITED FINANCE CORPORATION                                        4.38   12/15/2008      3,597,838
                                                                                                            ------------
AMUSEMENT & RECREATION SERVICES: 0.22%
   1,600,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                      4.13   12/01/2010      1,600,000
                                                                                                            ------------
APPAREL & ACCESSORY STORES: 0.70%
   3,000,000   FEDERATED DEPARTMENT STORES INCORPORATED                                 6.63   09/01/2008      3,000,000
   2,000,000   MAY DEPARTMENT STORES COMPANY                                            5.95   11/01/2008      1,999,674
                                                                                                               4,999,674
                                                                                                            ------------
CHEMICALS & ALLIED PRODUCTS: 0.53%
   3,850,000   CLOROX COMPANY                                                           4.20   01/15/2010      3,819,408
                                                                                                            ------------
COMMUNICATIONS: 5.77%
   5,000,000   AT&T INCORPORATED+/-                                                     3.01   11/14/2008      5,001,860
   4,000,000   BRITISH TELECOMMUNICATIONS PLC                                           8.63   12/15/2010      4,293,912
   3,000,000   CITIZENS COMMUNICATIONS COMPANY                                          9.25   05/15/2011      3,105,000
   4,000,000   COMCAST MO OF DELAWARE LLC                                               9.00   09/01/2008      4,000,000
   3,385,000   COX COMMUNICATIONS INCORPORATED                                          7.88   08/15/2009      3,452,707
   3,500,000   ECHOSTAR DBS CORPORATION                                                 5.75   10/01/2008      3,500,000
   2,500,000   QWEST CORPORATION                                                        5.63   11/15/2008      2,493,750
   3,000,000   SPRINT CAPITAL CORPORATION<<                                             6.38   05/01/2009      3,022,500
   5,000,000   TIME WARNER ENTERTAINMENT COMPANY LP                                     7.25   09/01/2008      5,000,000
   2,200,000   VERIZON GLOBAL FUNDING CORPORATION                                       7.25   12/01/2010      2,331,666
   5,000,000   VIACOM INCORPORATED+/-                                                   3.13   06/16/2009      4,954,620
                                                                                                              41,156,015
                                                                                                            ------------
DEPOSITORY INSTITUTIONS: 3.83%
   5,000,000   ALLFIRST PREFERRED CAPITAL TRUST+/-                                      4.29   07/15/2029      3,525,770
   5,000,000   BANK OF AMERICA CORPORATION                                              7.80   02/15/2010      5,210,715
   7,500,000   CENTRAL FIDELITY CAPITAL I SERIES A+/-                                   3.79   04/15/2027      5,637,720
     909,050   FIFTH THIRD BANK SERIES BKNT                                             2.87   08/10/2009        881,978
   7,000,000   ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                               3.09   10/09/2009      6,962,970
   4,000,000   M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                  2.95   12/04/2012      3,222,952
   2,000,000   PNC FUNDING CORPORATION+/-                                               2.94   01/31/2012      1,887,888
                                                                                                              27,329,993
                                                                                                            ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                    INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------    ----------   ------------
ELECTRIC, GAS & SANITARY SERVICES: 3.61%
$  3,500,000   ATMOS ENERGY CORPORATION                                                 4.00%  10/15/2009   $  3,469,386
   2,100,000   DOMINION VA RESOURCES INCORPORATED SERIES B+/-                           2.98   11/14/2008      2,097,360
   5,000,000   ENTERGY GULF STATES INCORPORATED+/-                                      3.08   12/01/2009      4,912,830
   3,000,000   ENTERGY GULF STATES INCORPORATED                                         5.12   08/01/2010      2,989,905
   4,000,000   OHIO POWER COMPANY+/-                                                    2.97   04/05/2010      3,919,232
   4,283,539   SALTON SEA FUNDING CORPORATION SERIES C                                  7.84   05/30/2010      4,309,540
   4,065,000   WASTE MANAGEMENT INCORPORATED                                            6.88   05/15/2009      4,104,906
                                                                                                              25,803,159
                                                                                                            ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.94%
   7,000,000   NATIONAL SEMICONDUCTOR CORPORATION+/-                                    3.03   06/15/2010      6,723,255
                                                                                                            ------------
FOOD & KINDRED PRODUCTS: 1.53%
   5,000,000   GENERAL MILLS INCORPORATED+/-                                            2.92   01/22/2010      4,925,435
   3,000,000   HJ HEINZ COMPANY++                                                       6.43   12/01/2008      3,016,500
   3,000,000   KRAFT FOODS INCORPORATED                                                 4.00   10/01/2008      3,000,177
                                                                                                              10,942,112
                                                                                                            ------------
FOOD STORES: 1.12%
   3,000,000   KROGER COMPANY                                                           7.25   06/01/2009      3,065,823
   4,950,000   SAFEWAY INCORPORATED+/-                                                  3.16   03/27/2009      4,930,878
                                                                                                               7,996,701
                                                                                                            ------------
GENERAL MERCHANDISE STORES: 0.47%
   3,400,000   CVS CAREMARK CORPORATION+/-                                              2.98   06/01/2010      3,336,848
                                                                                                            ------------
HEALTH SERVICES: 0.63%
   4,500,000   PRINCIPAL LIFE INCOME FUNDING TRUSTS SERIES MTN                          5.15   06/17/2011      4,511,682
                                                                                                            ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.42%
   3,000,000   CASE NEW HOLLAND INCORPORATED                                            6.00   06/01/2009      2,985,000
                                                                                                            ------------
INSURANCE CARRIERS: 2.51%
   5,000,000   LINCOLN NATIONAL CORPORATION+/-                                          2.90   04/06/2009      4,979,770
   5,000,000   SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                                3.04   07/06/2010      4,977,635
   4,000,000   UNITEDHEALTH GROUP INCORPORATED+/-                                       4.10   02/07/2011      3,919,876
   4,000,000   UNUMPROVIDENT CORPORATION                                                5.86   05/15/2009      4,040,384
                                                                                                              17,917,665
                                                                                                            ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 0.73%
   5,000,000   XEROX CORPORATION                                                        7.13   06/15/2010      5,176,440
                                                                                                            ------------
MUNICIPAL: 0.56%
   4,185,000   ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
                  (OTHER REVENUE, MBIA INSURED)##                                       4.23   12/01/2009      3,971,900
                                                                                                            ------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.58%
   7,000,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                        3.87   05/27/2010      6,841,373
   5,000,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-<<++                     3.19   02/05/2010      4,999,865
   8,500,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-<<                                2.89   04/28/2011      8,422,259
   4,000,000   IBM INTERNATIONAL GROUP CAPITAL LLC+/-                                   3.13   07/29/2009      4,013,436
   3,000,000   NISSAN MOTOR ACCEPTANCE CORPORATION SERIES 144A++                        4.63   03/08/2010      3,010,764
   5,000,000   UNILEVER CAPITAL CORPORATION                                             7.13   11/01/2010      5,369,860
                                                                                                              32,657,557
                                                                                                            ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                    INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------    ----------   ------------
OIL & GAS EXTRACTION: 2.02%
$  5,000,000   ANADARKO PETROLEUM CORPORATION+/-                                        3.18%  09/15/2009   $  4,958,125
   5,000,000   BAKER HUGHES INCORPORATED                                                6.00   02/15/2009      5,061,090
   2,400,000   EL PASO CORPORATION<<                                                    6.75   05/15/2009      2,410,577
   2,000,000   XTO ENERGY INCORPORATED                                                  5.00   08/01/2010      2,016,174
                                                                                                              14,445,966
                                                                                                            ------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.84%
   6,000,000   VALERO ENERGY CORPORATION                                                3.50   04/01/2009      5,988,720
                                                                                                            ------------
PIPELINES: 1.26%
   4,000,000   ENDBRIDGE ENERGY PARTNERS LP                                             4.00   01/15/2009      3,988,728
   5,000,000   PLAINS ALL AMERICAN PIPELINE LP                                          4.75   08/15/2009      4,984,760
                                                                                                               8,973,488
                                                                                                            ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.69%
   5,000,000   GANNETT COMPANY+/-                                                       3.01   05/26/2009      4,937,525
                                                                                                            ------------
RAILROAD TRANSPORTATION: 0.29%
   2,000,000   UNION PACIFIC CORPORATION                                                7.38   09/15/2009      2,037,292
                                                                                                            ------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.84%
   3,664,000   EQUITY ONE INCORPORATED                                                  3.88   04/15/2009      3,612,257
   2,501,000   HRPT PROPERTIES TRUST+/-                                                 3.38   03/16/2011      2,388,928
                                                                                                               6,001,185
                                                                                                            ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.83%
   6,000,000   BEAR STEARNS COMPANY INCORPORATED SERIES MTN                             5.85   07/19/2010      6,120,366
   5,940,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                     2.87   03/23/2009      5,772,789
   3,000,000   MERRILL LYNCH & COMPANY                                                  4.13   01/15/2009      2,973,801
   1,390,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                          4.83   10/27/2008      1,389,261
   4,000,000   MORGAN STANLEY SERIES MTN+/-                                             4.90   05/14/2010      3,954,227
                                                                                                              20,210,444
                                                                                                            ------------
TRANSPORTATION EQUIPMENT: 2.29%
   8,000,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                     3.14   03/13/2009      7,984,488
   2,000,000   GOODRICH CORPORATION                                                     6.60   05/15/2009      2,031,166
   6,032,000   LOCKHEED MARTIN CORPORATION                                              8.20   12/01/2009      6,327,339
                                                                                                              16,342,993
                                                                                                            ------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.38%
   5,000,000   BROWN-FORMAN CORPORATION+/-                                              2.89   04/01/2010      4,923,725
   5,000,000   CARDINAL HEALTH INCORPORATED+/-                                          3.05   10/02/2009      4,908,270
                                                                                                               9,831,995
                                                                                                            ------------
TOTAL CORPORATE BONDS & NOTES (COST $299,158,110)                                                            293,294,855
                                                                                                            ------------
FOREIGN CORPORATE BONDS: 8.16%
   3,000,000   BRITISH SKY BROADCASTING GROUP  PLC<<                                    6.88   02/23/2009      3,035,253
   2,910,000   COVIDIEN INTERNATIONAL FINANCE                                           5.15   10/15/2010      2,952,751
   6,200,000   DIAGEO FINANCE BV+/-                                                     2.92   03/30/2009      6,191,432
     400,000   PEMEX FINANCE LIMITED                                                    9.69   08/15/2009        412,000
   3,000,000   SABMILLER PLC+/-++                                                       3.09   07/01/2009      2,985,309
   3,500,000   SHAW COMMUNICATIONS INCORPORATION<<                                      7.25   04/06/2011      3,539,375
   2,000,000   TELECOM ITALIA CAPITAL+/-                                                3.28   02/01/2011      1,920,920
   6,579,000   TELEFONICA EMISIONES SAU+/-                                              3.10   06/19/2009      6,549,710

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                    INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------    ----------   ------------
FOREIGN CORPORATE BONDS (continued)
$  5,000,000   TELEFONOS DE MEXICO SA                                                   4.50%  11/19/2008   $  5,012,050
   5,600,000   THOMSON CORPORATION                                                      4.25   08/15/2009      5,578,731
   8,200,000   TRANSOCEAN INCORPORATED+/-                                               2.87   09/05/2008      8,200,033
   5,000,000   VODAFONE GROUP PLC+/-                                                    3.12   06/15/2011      4,803,900
   7,000,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                            6.50   12/15/2008      7,067,207
TOTAL FOREIGN CORPORATE BONDS@ (COST $58,539,583)                                                             58,248,671
                                                                                                            ------------
FOREIGN GOVERNMENT BONDS: 0.59%
   4,000,000   NATIONAL AUSTRALIA BANK LIMITED SERIES A                                 8.60   05/19/2010      4,206,880
TOTAL FOREIGN GOVERNMENT BONDS@ (COST $4,256,164)                                                              4,206,880
                                                                                                            ------------
MUNICIPAL BONDS & NOTES: 3.87%
CALIFORNIA: 0.37%
   2,650,000   VERNON CA NATURAL GAS FINANCING AUTHORITY VERNON GAS PROJECT
               SERIES A3 (UTILITIES REVENUE, MBIA INSURED)+/-ss                         5.00   08/01/2021      2,667,941
                                                                                                            ------------
ILLINOIS: 0.13%
     925,000   PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)##                             5.10   12/01/2008        913,345
                                                                                                            ------------
IOWA: 0.28%
   1,345,000   CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                  (TAX INCREMENTAL REVENUE)                                             5.39   06/01/2009      1,355,047
     625,000   CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                  (TAX INCREMENTAL REVENUE)                                             5.34   06/01/2010        633,394
                                                                                                               1,988,441
                                                                                                            ------------
LOUISIANA: 0.08%
     594,437   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                  (OTHER REVENUE LOC)                                                   6.36   05/15/2025        579,612
                                                                                                            ------------
MASSACHUSETTS: 0.86%
   2,900,000   BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY
                  REVENUE, GO OF INSTITUTION)+/- ss                                     4.93   10/01/2019      2,900,000
   3,155,000   NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, MBIA INSURED)                                     7.04   10/01/2028      3,198,571
NEVADA: 0.70%
   5,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)+/-ss                                                     9.50   07/01/2012      5,000,000
                                                                                                            ------------
NEW JERSEY: 0.57%
   4,000,000   BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                          5.59   04/11/2009      4,041,280
                                                                                                            ------------
PENNSYLVANIA: 0.88%
   7,200,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                  APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
                  REVENUE)##                                                            5.69   12/15/2010      6,303,744
                                                                                                            ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $27,564,000)                                                              27,592,934
                                                                                                            ------------

SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 2.60%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.20%
     348,714   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                          348,714
     348,714   DAILY ASSETS MONEY MARKET FUND                                                                    348,714
     348,714   DREYFUS CASH MANAGEMENT FUND                                                                      348,714

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

PRINCIPAL      SECURITY NAME                                                                                    VALUE
------------   -----------------------------------------------------------------                            ------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
     348,714   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND                                              $    348,714
                                                                                                               1,394,856
                                                                                                            ------------

                                                                                    INTEREST    MATURITY
PRINCIPAL                                                                             RATE        DATE
------------                                                                       --------    ----------
COLLATERAL INVESTED IN OTHER ASSETS: 2.40%
$    290,595   ALPINE SECURITIZATION CORPORATION++                                      2.47%  09/18/2008        290,216
      51,661   AMSTEL FUNDING CORPORATION++                                             2.50   09/02/2008         51,651
     297,053   AMSTEL FUNDING CORPORATION++                                             2.70   09/03/2008        296,963
     109,780   ASPEN FUNDING CORPORATION++                                              2.12   09/02/2008        109,761
     119,467   ASPEN FUNDING CORPORATION++                                              2.48   09/25/2008        119,253
     264,764   ATLANTIS ONE FUNDING CORPORATION++                                       2.55   09/26/2008        264,258
   2,111,656   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,112,156)                2.13   09/02/2008      2,111,656
     322,883   BASF FINANCE EUROPE NV+/-++                                              2.80   10/17/2008        322,759
     290,595   CAFCO LLC++                                                              2.40   09/22/2008        290,149
     116,238   CANCARA ASSET SECURITIZATION LIMITED++                                   2.50   09/04/2008        116,198
     116,238   CBA (DELAWARE) FINANCE INCORPORATED                                      2.35   09/02/2008        116,215
      72,289   CHEYNE FINANCE LLC+/-++(A)(I)####                                        1.99   02/25/2008          1,193
     251,849   CRC FUNDING LLC++                                                        2.42   09/23/2008        251,443
     445,579   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MONEY MARKET SECURITIES (MATURITY VALUE
                  $445,688)                                                             2.20   09/02/2008        445,579
     309,942   DANSKE BANK A/S COPENHAGEN                                               1.88   09/02/2008        309,942
     464,952   DANSKE BANK A/S COPENHAGEN                                               2.03   09/02/2008        464,952
     187,272   DANSKE BANK A/S COPENHAGEN                                               2.03   09/02/2008        187,272
     406,833   DANSKE BANK A/S COPENHAGEN                                               2.15   09/02/2008        406,833
     374,544   DANSKE BANK A/S COPENHAGEN                                               2.18   09/02/2008        374,544
     374,544   DANSKE BANK A/S COPENHAGEN                                               2.20   09/02/2008        374,544
     419,748   DANSKE BANK A/S COPENHAGEN                                               2.23   09/02/2008        419,748
      90,407   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $90,429)                      2.18   09/02/2008         90,407
   1,582,128   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,582,504)                2.14   09/02/2008      1,582,128
     226,018   ERASMUS CAPITAL CORPORATION++                                            2.48   09/02/2008        225,972
     290,595   FAIRWAY FINANCE CORPORATION++                                            2.54   09/16/2008        290,246
     149,618   FALCON ASSET SECURITIZATION CORPORATION++                                2.45   09/22/2008        149,383
     187,272   FALCON ASSET SECURITIZATION CORPORATION++                                2.45   09/25/2008        186,941
      78,635   FORTIS BANQUE LUXEMBOURG                                                 2.47   09/18/2008         78,532
      71,034   GEMINI SECURITIZATION INCORPORATED++                                     2.47   09/26/2008         70,903
     161,442   GRAMPIAN FUNDING LIMITED++                                               2.56   09/24/2008        161,155
     155,334   GRYPHON FUNDING LIMITED(A)(I)                                            0.00   08/23/2009         69,077
     226,018   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-(A)(I)                      2.55   10/16/2008        226,018
     129,153   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MONEY MARKET SECURITIES (MATURITY VALUE $129,185)                     2.20   09/02/2008        129,153
   1,743,569   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,743,982)                2.13   09/02/2008      1,743,569
     122,696   JUPITER SECURITIZATION CORPORATION++                                     2.45   09/25/2008        122,479
     135,611   LIBERTY STREET FUNDING CORPORATION++                                     2.47   09/17/2008        135,443
      92,022   LIBERTY STREET FUNDING CORPORATION++                                     2.48   09/19/2008         91,895
      87,178   LMA AMERICAS LLC++                                                       2.58   09/23/2008         87,029
     290,595   MAZARIN FUNDING CORPORATION++                                            2.50   09/26/2008        290,050
     161,442   METLIFE GLOBAL FUNDING I+/-++                                            2.47   10/21/2008        161,415
      85,093   MONT BLANC CAPITAL CORPORATION                                           2.55   09/05/2008         85,056
      51,661   MONT BLANC CAPITAL CORPORATION++                                         2.55   09/08/2008         51,628
      99,287   MORGAN STANLEY+/-                                                        2.62   10/15/2008         99,287
     161,442   NATEXIS BANQUES POPULAIRES+/-++                                          2.80   09/08/2008        161,438
      32,288   NORDEA NORTH AMERICA INCORPORATED                                        2.39   09/16/2008         32,252
      48,432   OLD LINE FUNDING CORPORATION++                                           2.50   09/08/2008         48,402
     251,849   PRUDENTIAL PLC++                                                         2.42   09/10/2008        251,663
     290,595   RANGER FUNDING CORPORATION++                                             2.45   09/24/2008        290,100
     213,103   SALISBURY RECEIVABLES COMPANY++                                          2.50   09/10/2008        212,940
     193,730   SCALDIS CAPITAL LIMITED++                                                2.60   09/24/2008        193,380

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2008 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

                                                                                    INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE          VALUE
------------   -----------------------------------------------------------------   --------    ----------   ------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    286,720   SHEFFIELD RECEIVABLES CORPORATION++                                      2.48%  09/09/2008   $    286,523
     290,595   SOLITAIRE FUNDING LLC++                                                  2.45   09/26/2008        290,061
     258,307   STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)####                            2.79   04/03/2008        206,645
     145,297   STARBIRD FUNDING CORPORATION++                                           2.70   09/23/2008        145,036
     154,984   STARBIRD FUNDING CORPORATION++                                           2.76   09/24/2008        154,688
     277,680   SWEDBANK MORTGAGE AB                                                     2.48   09/19/2008        277,297
     645,766   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-(A)(I)                          2.32   10/31/2008        645,766
      58,119   TULIP FUNDING CORPORATION++                                              2.45   09/26/2008         58,011
     161,442   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       2.49   10/08/2008        161,422
     161,442   VICTORIA FINANCE LLC+/-(A)(I)####                                        2.48   05/02/2008        129,153
     161,442   VICTORIA FINANCE LLC+/-++(A)(I)####                                      2.22   08/07/2008        129,153
                                                                                                              17,126,825
                                                                                                            ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,714,424)                                                    18,521,681
                                                                                                            ------------

SHARES
------------
SHORT-TERM INVESTMENTS: 6.95%
  49,209,167   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   49,209,167
                                                                                                            ------------

PRINCIPAL
------------
US TREASURY BILLS: 0.06%
$    400,000   US TREASURY BILL##                                                       1.36   10/16/2008        399,184
                                                                                                            ------------
TOTAL SHORT-TERM INVESTMENTS (COST $49,608,505)                                                               49,608,351
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $784,128,092)*                                  102.25%                                            $729,788,245
OTHER ASSETS AND LIABILITIES, NET                         (2.25)                                             (16,071,024)
                                                        -------                                             ------------
TOTAL NET ASSETS                                         100.00%                                            $713,717,221
                                                        -------                                             ------------

+/-      VARIABLE RATE INVESTMENTS.

<<       ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

@        FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##       ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)      ILLIQUID SECURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

(M) THIS SECURITY IS A STRUCTURED NOTE WHICH GENERATES INCOME BASED ON A COUPON FORMULA (-1,500 * 1 MONTH LIBOR + 15,573.5%) AND THE PREPAYMENT BEHAVIOR OF THE UNDERLYING COLLATERAL. THE COUPON IS SUBJECT TO A MANDATORY CAP OF 15,573.5% AND A MANDATORY FLOOR OF 11%. THE CURRENT INTEREST RATE IS (-1500*2.47)+15,573.5% = 11,868.5%.

+++      SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
         $49,209,167.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc.

("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures approved by the Board of Trustees.

     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in securities:

                                                                           TOTAL FAIR VALUE
                                  LEVEL 1       LEVEL 2        LEVEL 3      AS OF 08/31/08
                                  -------   --------------   -----------   ----------------
Government Securities Fund           $0     $2,869,633,199   $72,058,316    $2,941,691,516
High Income Fund                      0        361,460,657     9,358,025       370,818,682
Short-Term Bond Fund                  0        364,319,784     7,004,535       371,324,319
Short-Term High Yield Bond Fund       0        113,333,070       365,103       113,698,173
Ultra-Short-Term Income Fund          0        716,535,147    13,253,098       729,788,245

The following is a summary of the inputs used as of August 31, 2008 in valuing the Funds' investments in other financial instruments*:

                                                                          TOTAL
                                                                       UNREALIZED
                                                                      APPRECIATION/
                                     LEVEL 1     LEVEL 2   LEVEL 3   (DEPRECIATION)
                                  ------------   -------   -------   --------------
Government Securities Fund        $226,434,375      $0        $0      $226,434,375
High Income Fund                             0       0         0                 0
Short-Term Bond Fund                64,033,406       0         0        64,033,406
Short-Term High Yield Bond Fund              0       0         0                 0
Ultra Short-Term Income Fund                 0       0         0                 0

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                            GOVERNEMENT      HIGH                     SHORT-TERM      ULTRA
                                             SECURITIES     INCOME      SHORT-TERM    HIGH YIELD    SHORT-TERM
                                                FUND         FUND       BOND FUND     BOND FUND    INCOME FUND
                                            -----------   ----------   -----------   -----------   -----------
Balance as of 05/31/2008                    $64,326,845   $6,889,207   $10,131,962    $276,598     $18,118,092
   Accrued discounts/premiums                     4,381       96,362       (21,971)          0           2,002
   Realized gain (loss)                      (3,499,880)    (200,825)      (87,426)    (39,754)       (114,251)
   Unrealized appreciation/(depreciation)     1,998,563      217,015        76,553      26,775         (91,661)
   Net purchases (sales)                      9,228,406     (109,333)       25,417     101,484         255,255
   Transfer in (out) of Level 3                       0    2,465,600    (3,120,000)          0      (4,916,338)
Balance as of 08/31/2008                    $72,058,316   $9,358,025   $ 7,004,535    $365,103     $13,253,098

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 13, 2008


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 13, 2008


/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

Date: October 13, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Stephen W. Leonhardt

                                            Stephen W. Leonhardt
                                            Treasurer

Date: October 13, 2008